UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22739

New York Life Investments Active ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
New York Life Investment Management LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

NYLI MacKay Core Plus Bond ETF

CPLB/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI MacKay Core Plus Bond ETF (formerly, IQ MacKay ESG Core Plus Bond ETF, ticker: ESGB) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Core Plus Bond ETF	$40	0.39%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by various allocation and selection factors. As spreads tightened across credit-sensitive sectors, investments in securitized products—including non-agency mortgage credit, commercial mortgage-backed securities and consumer asset-backed securities—contributed positively to results, as did relative positioning in corporate credit, including high yield investments. Conversely, underweight exposure to U.S. Treasury securities and agency passthroughs detracted from performance, partly offset by allocations to collateralized mortgage obligations, while yield curve positioning also detracted slightly amid rate market volatility.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Collateralized mortgage obligations

Strong security selection and overweight exposure

Contributed

Investment-grade corporate bonds

Strong selection within the financial sector

Contributed

Contributed

Commercial mortgage-backed securities

Strong selection within non-agency commercial mortgage-backed securities

Agency mortgages

Underweight exposure

Detracted

U.S. Treasury securities

Underweight exposure

Detracted

7889933

MECPLB11-06/25

NYLI MacKay Core Plus Bond ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Core Plus Bond ETF - NAV 9,881	Bloomberg U.S. Aggregate Bond Index9,610	Core Plus Bond Blended Index9,918
6/29/2021	10,000	10,000	10,000
4/22	9,069	9,068	9,128
4/23	8,950	9,029	9,121
4/24	9,052	8,897	9,169
4/25	9,881	9,610	9,918

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI MacKay Core Plus Bond ETF - NAV	6/29/2021	9.16%	-0.31%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1		8.02%	-1.03%
Core Plus Bond Blended IndexFootnote Reference2		8.16%	-0.22%
Footnote	Description
Footnote1	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Footnote2	The Core Plus Bond Blended Index, which is a blended index consisting of 80% Bloomberg U.S. Aggregate Bond Index and 20% ICE BofA U.S. High Yield Constrained Index. The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889933

MECPLB11-06/25

NYLI MacKay Core Plus Bond ETF | 2

Key Fund Statistics

Fund's net assets	$281,059,244
Total number of portfolio holdings	670
Total advisory fees paid	$687,155
Portfolio turnover rate	231%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

U.S. Treasury Notes, 3.75%-4.63%, due 4/30/30	7.6%
Government National Mortgage Association, Series 2025-2 Z, 0.00%-7.76%, due 1/20/55	5.8%
Fannie Mae Pool, Series 2024-FS8275, 2.00%-6.50%, due 6/1/54	4.0%
Freddie Mac Pool, Series 2022-SD8243, 2.50%-6.50%, due 9/1/52	3.5%
U.S. Treasury Bonds, 4.63%-4.75%, due 2/15/45	2.8%
Freddie Mac REMICS, Series 2017-4725 WZ, 0.00%-5.35%, due 11/15/47	2.8%
Connecticut Avenue Securities Trust, Series 2022-R08 1B1, 6.30%-14.20%, (1 Month SOFR + 5.60%), due 7/25/42	1.8%
Flagship Credit Auto Trust, Series 2024-1 D, 3.32%-6.30%, due 4/15/30	1.5%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	1.3%
Exeter Automobile Receivables Trust, Series 2022-5A E, 6.34%-10.45%, due 4/15/30	0.9%

*  Excluding short-term investments

Top Industries

Mortgage Securities	33.2%
Banks	10.5%
U.S. Treasury Note	7.6%
Asset-Backed Securities	7.6%
Electric	4.5%
Diversified Financial Services	3.1%
U.S. Treasury Bond	2.8%
Auto Manufacturers	1.8%
Pipelines	1.7%
Oil & Gas	1.7%

7889933

MECPLB11-06/25

NYLI MacKay Core Plus Bond ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay ESG Core Plus Bond ETF” to “NYLI MacKay Core Plus Bond ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

The Fund changed its investment objective and certain principal investment strategies and principal risks to reflect the Fund’s removal of its environmental, social, and corporate governance investing criteria. The Fund also reduced its management fee from 0.39% of the Fund’s daily net assets to 0.35% of the Fund’s daily net assets on March 31, 2025.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889933

MECPLB11-06/25

NYLI MacKay Core Plus Bond ETF | 4

NYLI MacKay High Income ETF

IQHI/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI MacKay High Income ETF (formerly, IQ MacKay ESG High Income ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay High Income ETF	$42	0.40%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Bloomberg Very Liquid High Yield Index was affected by primarily by selection factors, and to a lesser extent by allocations. Selection in media, technology & electronics and retail were the largest positive contributors, while selection in consumer goods and an overweight allocation to basic industry detracted.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Media

Strong selection in cable & satellite TV

Contributed

Technology & electronics

Strong selection in tech hardware and equipment

Contributed

Contributed

Retail

Strong selection in specialty retail

Consumer goods

Security selection in food

Detracted

Basic industry

Overweight exposure

Detracted

7889943

MEIQHI11-06/25

NYLI MacKay High Income ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay High Income ETF - NAV 12,468	Bloomberg U.S. Aggregate Bond Index11,531	Bloomberg Very Liquid High Yield Index12,749
10/25/2022	10,000	10,000	10,000
4/23	10,712	10,833	10,814
4/24	11,521	10,674	11,777
4/25	12,468	11,531	12,749

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI MacKay High Income ETF - NAV	10/25/2022	8.22%	9.15%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1		8.02%	5.82%
Bloomberg Very Liquid High Yield IndexFootnote Reference2		8.25%	10.12%
Footnote	Description
Footnote1	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities, as a replacement for the Bloomberg Very Liquid High Yield Index.
Footnote2	The Bloomberg Very Liquid High Yield Index, is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.”

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889943

MEIQHI11-06/25

NYLI MacKay High Income ETF | 2

Key Fund Statistics

Fund's net assets	$59,617,145
Total number of portfolio holdings	321
Total advisory fees paid	$129,014
Portfolio turnover rate	61%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%-4.75%, due 3/1/30	1.8%
Cloud Software Group, Inc., 6.50%-9.00%, due 6/30/32	1.7%
Post Holdings, Inc., 4.63%-6.38%, due 4/15/30	1.2%
OneMain Finance Corp., 6.63%-7.50%, due 3/15/32	1.1%
XPLR Infrastructure Operating Partners LP, 4.50%-8.63%, due 3/15/33	1.0%
Carnival Corp., 5.75%-6.00%, due 5/1/29	1.0%
Venture Global LNG, Inc., 7.00%-9.00%, due 6/1/31	1.0%
CSC Holdings LLC, 5.50%-6.50%, due 2/1/29	0.9%
CHS/Community Health Systems, Inc., 5.25%-6.00%, due 1/15/29	0.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%, due 6/1/28	0.8%

*  Excluding short-term investments

Top Industries

Short-Term Investments	11.0%
Media	10.7%
Oil & Gas	7.0%
Commercial Services	5.8%
Electric	4.6%
Retail	4.4%
REITs	4.4%
Diversified Financial Services	4.3%
Telecommunications	3.6%
Chemicals	3.5%

7889943

MEIQHI11-06/25

NYLI MacKay High Income ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay ESG High Income ETF” to “NYLI MacKay High Income ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

The Fund changed its investment objective and certain principal investment strategies and principal risks to reflect the Fund’s removal of its environmental, social, and corporate governance investing criteria.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889943

MEIQHI11-06/25

NYLI MacKay High Income ETF | 4

NYLI MacKay Securitized Income ETF

SECR/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF) (the "Fund") for the period of May 31, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investmentFootnote Reference2
NYLI MacKay Securitized Income ETF	$39	0.40%
Footnote	Description
Footnote1	The Fund commenced operations on May 31, 2024. Expenses for a full reporting period would be higher than the amount shown.
Footnote2	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

For the reporting period May 31, 2024 through April 30, 2025, the Fund’s performance relative to the Bloomberg U.S. Securitized Bond Index was affected primarily by allocation and selection factors. As spreads tightened across credit-sensitive sectors, investments in securitized products—including non-agency mortgage credit, commercial mortgage-backed securities and consumer asset-backed securities—contributed positively to results. Conversely, underweight exposure to U.S. Treasury securities and agency passthroughs detracted from performance, partly offset by allocations to collateralized mortgage obligations.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Collateralized mortgage obligations

Strong selection and overweight

Contributed

Commercial mortgage-backed securities

Strong selection and overweight exposure to non-agency commercial mortgage-backed securities

Contributed

Contributed

Asset-backed securities

Strong selection in autos

Agency mortgages

Underweight exposure

Detracted

7889979

MESECR11-06/25

NYLI MacKay Securitized Income ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Securitized Income ETF - NAV 10,925	Bloomberg U.S. Aggregate Bond Index 10,170	Bloomberg U.S. Securitized Bond Index 10,096
10/01/2019	10,000	10,000	10,000
1/31/2020	10,007	10,030	10,035
4/30/2020	10,131	10,517	10,401
10/31/2020	10,567	10,651	10,445
4/30/2021	10,759	10,489	10,420
10/31/2021	10,778	10,600	10,395
4/30/2022	10,025	9,596	9,522
10/31/2022	9,211	8,938	8,852
4/30/2023	9,892	9,555	9,441
10/31/2023	9,307	8,969	8,800
4/30/2024	9,865	9,415	9,264
10/31/2024	10,497	9,915	9,797
4/30/2025	10,925	10,170	10,096

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
NYLI MacKay Securitized Income ETF - NAV*	10/1/2019	10.74%	1.52%	1.60%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1		8.02%	-0.67%	0.30%
Bloomberg U.S. Securitized Bond IndexFootnote Reference2		8.98%	-0.59%	0.17%
Footnote	Description
Footnote1	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Footnote2	The Bloomberg U.S. Securitized Bond Index is an unmanaged index that includes the MBS, ABS, and CMBS sectors of the Bloomberg U.S. Aggregate Bond universe.

* Performance prior to May 31, 2024, is that of a separately managed account (the “Predecessor Account”) prior to its conversion into shares of the Fund. The Predecessor Account was converted into the Fund on May 31, 2024. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain restrictions imposed on registered investment companies by the 1940 Act and by the Internal Revenue Code of 1986. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account's performance may have been adversely affected.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889979

MESECR11-06/25

NYLI MacKay Securitized Income ETF | 2

Key Fund Statistics

Fund's net assets	$149,776,420
Total number of portfolio holdings	435
Total advisory fees paid	$343,444
Portfolio turnover rate	150%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Fannie Mae Pool, Series 2024-FS8105, 2.00%-6.50%, due 10/1/52	18.2%
Freddie Mac Pool, Series 2024-SD4958, 2.00%-6.50%, due 6/1/52	12.8%
Government National Mortgage Association, Series 2021-195 B, 0.00%-7.03%, due 8/16/63	5.9%
Freddie Mac STACR REMIC Trust, Series 2021-HQA3 B2, 6.00%-11.85%, (1 Month SOFR + 6.25%), due 9/25/41	4.1%
Connecticut Avenue Securities Trust, Series 2020-SBT1 1B1, 6.30%-14.20%, (1 Month SOFR + 6.86%), due 2/25/40	3.5%
J.P. Morgan Mortgage Trust, Series 2021-11 A3, 2.50%-6.00%, due 1/25/52	2.8%
Flagship Credit Auto Trust, Series 2024-1 D, 1.27%-6.30%, due 4/15/30	2.7%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	2.4%
Wells Fargo Commercial Mortgage Trust, Series 2017-C40 D, 2.70%-5.12%, due 10/15/50	2.4%
Freddie Mac REMICS, Series 2025-5527 FA, 0.00%-5.35%, (1 Month SOFR + 1.00%), due 4/25/55	2.1%

*  Excluding short-term investments

Portfolio Composition

Mortgage Securities	82.2%
Asset-Backed Securities	13.6%
Collateralized Loan Obligations	3.1%
Short-Term Investments	1.1%
U.S. Treasury Note	0.4%
Other Asset and Liabilities	(0.4)%

7889979

MESECR11-06/25

NYLI MacKay Securitized Income ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay Securitized Income ETF” to “NYLI MacKay Securitized Income ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889979

MESECR11-06/25

NYLI MacKay Securitized Income ETF | 4

NYLI MacKay Muni Insured ETF

MMIN/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Muni Insured ETF	$30	0.30%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Bloomberg Municipal All Insured Bond Index was affected by various positioning factors. Relative returns benefited from strong security selection and from an overweight allocation to bonds maturing beyond 15 years, as the longer end of the curve increased in yield. The Fund adopted its overweight position in longer-maturity bonds primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Sector

Strong security selection among local general obligation holdings

Contributed

Credit rating

Robust security selection among AA-rated credits

Contributed

Contributed

Geographic

Overweight allocations to holdings from the states of Texas and Illinois, boosted by security selection

Coupon

Security selection within the 4%+ coupon allocation

Contributed

Maturity

Underweight exposure to shorter maturities

Detracted

7889961

MEMMIN11-06/25

NYLI MacKay Muni Insured ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Muni Insured ETF - NAV 11,610	Bloomberg Municipal Bond Index11,335	Bloomberg Municipal All Insured Bond Index11,615
10/18/2017	10,000	10,000	10,000
4/18	9,987	9,864	9,903
4/19	10,658	10,471	10,617
4/20	11,090	10,697	10,929
4/21	12,012	11,526	11,945
4/22	10,968	10,617	10,872
4/23	11,159	10,922	11,186
4/24	11,405	11,150	11,452
4/25	11,610	11,335	11,615

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
NYLI MacKay Muni Insured ETF - NAV	10/18/2017	1.79%	0.92%	2.00%
Bloomberg Municipal Bond IndexFootnote Reference1		1.66%	1.17%	1.68%
Bloomberg Municipal All Insured Bond IndexFootnote Reference2		1.42%	1.22%	2.01%
Footnote	Description
Footnote1	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded, as a replacement for the Bloomberg Municipal All Insured Bond Index.
Footnote2	The Bloomberg Municipal All Insured Bond Index, which is a total return performance benchmark for municipal bonds that are backed by insurers with Aaa/AAA ratings and have maturities of at least one year.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889961

MEMMIN11-06/25

NYLI MacKay Muni Insured ETF | 2

Key Fund Statistics

Fund's net assets	$456,812,627
Total number of portfolio holdings	285
Total advisory fees paid	$1,100,229
Portfolio turnover rate	25%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Maine Health & Higher Educational Facilities Authority, Series A, 4.25%-5.50%, due 7/1/49	2.2%
Greater Asheville Regional Airport Authority, Series A, 5.25%-5.50%, due 7/1/41	1.8%
Chicago O'Hare International Airport, Series A, 5.25%, due 1/1/45	1.6%
Wildwood Utility Dependent District, 5.00%, due 10/1/52	1.4%
Los Angeles Department of Water & Power, Series E, 5.00%, due 7/1/48	1.3%
Texas State Technical College, 5.25%-5.50%, due 8/1/42	1.2%
Amherst Development Corp., 4.00%-5.00%, due 10/1/42	1.1%
Baltic School District No 49-1, Series 1, 5.25%-5.50%, due 12/1/51	1.1%
North Carolina Turnpike Authority, 5.00%-5.21%, due 1/1/49	1.1%
Elkhorn School District, 4.00%-5.00%, due 12/15/45	1.1%

*  Excluding short-term investments

Top States

Texas	15.5%
Illinois	14.2%
California	11.2%
New York	5.8%
Florida	4.5%
Pennsylvania	4.5%
Colorado	4.3%
North Carolina	2.9%
New Jersey	2.9%
Indiana	2.6%

7889961

MEMMIN11-06/25

NYLI MacKay Muni Insured ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay Municipal Insured ETF” to “NYLI MacKay Muni Insured ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889961

MEMMIN11-06/25

NYLI MacKay Muni Insured ETF | 4

NYLI MacKay Muni Intermediate ETF

MMIT/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Muni Intermediate ETF	$30	0.30%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Year Blend was primarily affected by yield curve positioning and security selection. Underweight exposure to shorter maturities influenced performance negatively, as the municipal yield curve twisted: front-end yields trended lower, while the longer end of the curve increased in yield. Robust security selection within the 5%+ coupon allocation contributed positively to absolute and relative performance.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Housing

Strong security selection and curve positioning

Contributed

Industrial Development Revenue / Pollution Control Revenue

Strong security selection

Contributed

Detracted

Transportation

Underweight and longer duration

Water / Sewer

Curve positioning

Detracted

7889966

MEMMIT11-06/25

NYLI MacKay Muni Intermediate ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Muni Intermediate ETF - NAV 11,830	Bloomberg Municipal Bond Index11,335	Bloomberg Municipal Bond Index 1-15 Year Blend11,346
10/18/2017	10,000	10,000	10,000
4/18	9,966	9,864	9,853
4/19	10,623	10,471	10,403
4/20	10,904	10,697	10,649
4/21	11,864	11,526	11,323
4/22	11,018	10,617	10,554
4/23	11,311	10,922	10,923
4/24	11,548	11,150	11,124
4/25	11,830	11,335	11,346

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
NYLI MacKay Muni Intermediate ETF - NAV	10/18/2017	2.45%	1.64%	2.25%
Bloomberg Municipal Bond IndexFootnote Reference1		1.66%	1.17%	1.68%
Bloomberg Municipal Bond Index 1-15 Year BlendFootnote Reference2		1.99%	1.27%	1.69%
Footnote	Description
Footnote1	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded, as a replacement for the Bloomberg Municipal Bond 1-15 Year Blend Index.
Footnote2	The Bloomberg Municipal Bond 1-15 Year Blend Index, which covers the U.S. dollar-denominate long-term tax-exempt bond market. The index has four main sectors state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889966

MEMMIT11-06/25

NYLI MacKay Muni Intermediate ETF | 2

Key Fund Statistics

Fund's net assets	$829,705,371
Total number of portfolio holdings	617
Total advisory fees paid	$1,655,615
Portfolio turnover rate	42%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Los Angeles Department of Water & Power, Series E, 3.70%-5.25%, due 7/1/33	2.8%
Main Street Natural Gas, Inc., Series E, 4.00%-5.00%, due 5/1/55	2.3%
Southeast Energy Authority A Cooperative District, Series A, 5.00%-5.50%, due 11/1/35	2.3%
Black Belt Energy Gas District, Series B, 3.97%-5.50%, due 10/1/52	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54	1.6%
Kentucky Public Energy Authority, Series B, 4.00%-5.25%, due 1/1/55	1.5%
Chicago O'Hare International Airport, Series B, 5.00%-5.25%, due 1/1/39	1.1%
New York State Dormitory Authority, Series E, 3.00%-5.25%, due 3/15/41	1.1%
Illinois Housing Development Authority, 3.00%-6.00%, due 2/1/27	1.0%
New Hampshire Business Finance Authority, Series A, 3.63%-5.25%, due 11/20/39	1.0%

*  Excluding short-term investments

Top States

Texas	11.2%
Illinois	8.3%
California	7.7%
New York	7.1%
Alabama	4.7%
Georgia	4.6%
Florida	3.3%
Indiana	2.9%
Michigan	2.9%
Utah	2.8%

7889966

MEMMIT11-06/25

NYLI MacKay Muni Intermediate ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay Municipal Intermediate ETF” to “NYLI MacKay Muni Intermediate ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889966

MEMMIT11-06/25

NYLI MacKay Muni Intermediate ETF | 4

NYLI MacKay California Muni Intermediate ETF

MMCA/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI MacKay California Muni Intermediate ETF (formerly, IQ MacKay California Municipal Intermediate ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay California Muni Intermediate ETF	$35	0.35%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Bloomberg California Intermediate Municipal Bond Index was affected by various positioning factors. Relative returns benefited from strong security selection, out-of-Index exposure to non-rated bonds and U.S. territories—particularly Guam—and overweight exposure to bonds maturing beyond 15 years. The Fund maintained an overweight exposure to longer maturity bonds due to relatively rich valuations in the intermediate segment of the market.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Sector

Overweight allocations to, and security selection in, the electric and special tax sectors

Contributed

Credit rating

Overweight allocation to BBB-rated credits, driven by security selection

Contributed

Contributed

Geographic

Overweight allocation to Guam credits, boosted by security selection

Coupon

Security selection within the 5.25%+ coupon allocation

Contributed

Curve positioning

Underweight exposure to 5- to 10-year bonds

Detracted

7889925

MEMMCA11-06/25

NYLI MacKay California Muni Intermediate ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay California Muni Intermediate ETF - NAV 9,445	Bloomberg Municipal Bond Index9,738	Bloomberg California Intermediate Municipal Bond Index9,857
12/21/2021	10,000	10,000	10,000
4/22	8,782	9,121	9,186
4/23	8,983	9,383	9,583
4/24	9,228	9,578	9,697
4/25	9,445	9,738	9,857

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI MacKay California Muni Intermediate ETF - NAV	12/21/2021	2.35%	-1.68%
Bloomberg Municipal Bond IndexFootnote Reference1		1.66%	-0.79%
Bloomberg California Intermediate Municipal Bond IndexFootnote Reference2		1.65%	-0.43%
Footnote	Description
Footnote1	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded, as a replacement for the Bloomberg California Intermediate Municipal Bond Index.
Footnote2	The Bloomberg California Intermediate Municipal Bond Index, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889925

MEMMCA11-06/25

NYLI MacKay California Muni Intermediate ETF | 2

Key Fund Statistics

Fund's net assets	$26,360,040
Total number of portfolio holdings	63
Total advisory fees paid	$27,992
Portfolio turnover rate	89%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

California Community Choice Financing Authority, 4.00%-5.50%, due 10/1/54	10.3%
Territory of Guam, Series F, 5.00%, due 1/1/30	5.2%
City of Los Angeles CA Wastewater System Revenue, Series C, 5.00%, due 6/1/34	4.3%
California Statewide Communities Development Authority, Series C, 5.00%, due 9/2/34	3.9%
California Infrastructure & Economic Development Bank, Series B, 3.00%-5.00%, due 11/1/34	3.7%
California Municipal Finance Authority, Series A, 3.00%-4.38%, due 9/1/53	3.7%
Alum Rock Union Elementary School District, Series A, 5.00%, due 8/1/37	3.7%
University of California, Series AO, 3.25%-5.00%, due 5/15/29	3.4%
San Joaquin Valley Clean Energy Authority, Series A, 5.50%, due 1/1/56	3.1%
California Health Facilities Financing Authority, Series B, 5.00%, due 11/1/54	3.1%

*  Excluding short-term investments

Top Industries

General	25.4%
School District	19.5%
Short-Term Investments	10.7%
Water	8.9%
General Obligation	8.4%
Airport	7.6%
Medical	6.8%
Higher Education	3.8%
Education	3.7%
Development	3.3%

7889925

MEMMCA11-06/25

NYLI MacKay California Muni Intermediate ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay California Municipal Intermediate ETF” to “NYLI MacKay California Muni Intermediate ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889925

MEMMCA11-06/25

NYLI MacKay California Muni Intermediate ETF | 4

NYLI CBRE Real Assets ETF

IQRA/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI CBRE Real Assets ETF (formerly, IQ CBRE Real Assets ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI CBRE Real Assets ETF	$70	0.65%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the CBRE Real Assets Blended Index was affected by subsector positioning and security selection. Global real assets exhibited strong underlying fundamentals and traded at discounted valuations, helping to attract investors amid growing uncertainty in the broader equity market driven by mixed economic data, shifting central bank policies and political volatility. Surging power demand from large-scale investment in artificial intelligence (“AI”) platforms improved the growth outlook for real assets, as investors increasingly recognized their critical role in facilitating the development and deployment of AI infrastructure across a wide range in industries.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Transportation

Subsector positioning and stock positioning

Contributed

Utilities

Regional weighting and stock positioning, especially in Europe

Contributed

Contributed

Health care

Strong security selection

Hotels

Overweight exposure and stock selection

Detracted

Midstream

Largely weaker stock selection, as well as sector weighting

Detracted

Net lease

Largely weaker stock selection, as well as sector weighting

Detracted

7889923

MEIQRA11-06/25

NYLI CBRE Real Assets ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI CBRE Real Assets ETF - NAV 11,424	MSCI World® Index (Net)13,366	CBRE Real Assets Blended Index11,396
5/10/2023	10,000	10,000	10,000
4/24	9,984	11,917	9,991
4/25	11,424	13,366	11,396

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI CBRE Real Assets ETF - NAV	5/10/2023	14.42%	6.97%
MSCI World® Index (Net)Footnote Reference1		12.16%	15.82%
CBRE Real Assets Blended IndexFootnote Reference2		14.06%	6.84%
Footnote	Description
Footnote1	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Footnote2	The CBRE Real Assets Blended Index is a blended index of 50% EPRA Nareit Developed Index Net Total Return Index a free-float adjusted, market capitalization weighted index designed to track the performance of listed real estate companies in developed countries worldwide, and 50% FTSE Global Core Infrastructure 50/50 Net Total Return Index which captures the performance of listed infrastructure securities in both developed and emerging markets.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889923

MEIQRA11-06/25

NYLI CBRE Real Assets ETF | 2

Key Fund Statistics

Fund's net assets	$5,356,714
Total number of portfolio holdings	106
Total advisory fees paid	$0
Portfolio turnover rate	92%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Welltower, Inc.	4.1%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.2%
Targa Resources Corp.	2.9%
American Tower Corp.	2.6%
WEC Energy Group, Inc.	2.4%
NextEra Energy, Inc.	2.2%
National Grid PLC	2.2%
Extra Space Storage, Inc.	2.1%
PPL Corp.	2.1%

*  Excluding short-term investments

Top Industries

Utilities	28.0%
Transportation	12.3%
Midstream/Pipelines	7.4%
Industrial Properties	7.0%
Retail: Enclosed Malls	7.0%
Residential	5.4%
Diversified Property Holdings	5.4%
Healthcare Facilities	5.3%
Datacenters	4.4%
Self Storage Property	4.4%

7889923

MEIQRA11-06/25

NYLI CBRE Real Assets ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ CBRE Real Assets ETF” to “NYLI CBRE Real Assets ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889923

MEIQRA11-06/25

NYLI CBRE Real Assets ETF | 4

NYLI Winslow Large Cap Growth ETF

IWLG/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI Winslow Large Cap Growth ETF (formerly, IQ Winslow Large Cap Growth ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Winslow Large Cap Growth ETF	$64	0.60%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was driven by sector allocation and security selection, as detailed in the table below. Positive contributions came from favorable portfolio positioning in the communication services, health care and consumer staples sectors. U.S. equity markets experienced significant volatility over the reporting period, influenced by trade tensions, economic uncertainties and shifts in investor sentiment. The first half of the reporting period saw stronger performance, with the Fund delivering positive returns for five of the six months, while the second half of the reporting period was more challenged, with broad equity market declines occurring from mid-February through late April 2025.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Communication services

Favorable sector weighting and strong security selection

Contributed

Health care

Favorable sector weighting and strong security selection

Contributed

Contributed

Consumer staple

Favorable sector weighting and security selection

Information technology

Weaker security selection

Detracted

Real estate

Weaker sector weighting and security selection

Detracted

Materials

Weaker security selection

Detracted

7890001

MEIWLG11-06/25

NYLI Winslow Large Cap Growth ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Winslow Large Cap Growth ETF - NAV 17,823	Russell 3000® Index15,220	Russell 1000® Growth Index17,313
6/23/2022	10,000	10,000	10,000
4/23	11,489	11,171	11,469
4/24	15,732	13,662	15,117
4/25	17,823	15,220	17,313

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI Winslow Large Cap Growth ETF - NAV	6/23/2022	13.29%	22.43%
Russell 3000®IndexFootnote Reference1		11.40%	15.85%
Russell 1000® Growth IndexFootnote Reference2		14.53%	21.19%
Footnote	Description
Footnote1	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, as a replacement for the Russell 1000® Growth Index.
Footnote2	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7890001

MEIWLG11-06/25

NYLI Winslow Large Cap Growth ETF | 2

Key Fund Statistics

Fund's net assets	$103,715,168
Total number of portfolio holdings	43
Total advisory fees paid	$360,838
Portfolio turnover rate	92%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Microsoft Corp.	10.1%
Apple, Inc.	7.5%
Amazon.com, Inc.	7.2%
NVIDIA Corp.	6.6%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Co.	4.3%
Netflix, Inc.	3.2%
Visa, Inc., Class A	3.2%
Broadcom, Inc.	3.2%
Mastercard, Inc., Class A	2.9%

*  Excluding short-term investments

Top Industries

Information Technology	40.4%
Consumer Discretionary	14.9%
Communication Services	12.7%
Health Care	11.4%
Financials	10.6%
Industrials	8.3%
Materials	1.2%
Short-Term Investments	0.6%

7890001

MEIWLG11-06/25

NYLI Winslow Large Cap Growth ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Winslow Large Cap Growth ETF” to “NYLI Winslow Large Cap Growth ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7890001

MEIWLG11-06/25

NYLI Winslow Large Cap Growth ETF | 4

NYLI Winslow Focused Large Cap Growth ETF

IWFG/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI Winslow Focused Large Cap Growth ETF (formerly, IQ Winslow Focused Large Cap Growth ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Winslow Focused Large Cap Growth ETF	$70	0.65%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was driven by sector allocation and security selection, as detailed in the table below. Positive contributions came from favorable portfolio positioning in the communication services, health care and financials sectors. U.S. equity markets experienced significant volatility over the reporting period, influenced by trade tensions, economic uncertainties and shifts in investor sentiment. The first half of the reporting period saw stronger performance, with the Fund delivering positive returns for five of the six months, while the second half of the reporting period was more challenged, with broad equity market declines occurring from mid-February through late April 2025.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Communication services

Favorable sector weighting and strong security selection

Contributed

Health care

Favorable sector weighting and strong security selection

Contributed

Contributed

Financials

Favorable sector weighting and security selection

Information technology

Weaker security selection

Detracted

Industrials

Weaker security selection

Detracted

Materials

Weaker security selection

Detracted

7889989

MEIWFG11-06/25

NYLI Winslow Focused Large Cap Growth ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Winslow Focused Large Cap Growth ETF - NAV 18,801	Russell 3000® Index15,220	Russell 1000® Growth Index17,313
6/23/2022	10,000	10,000	10,000
4/23	11,812	11,171	11,469
4/24	16,219	13,662	15,117
4/25	18,801	15,220	17,313

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI Winslow Focused Large Cap Growth ETF - NAV	6/23/2022	15.92%	24.74%
Russell 3000®IndexFootnote Reference1		11.40%	15.85%
Russell 1000® Growth IndexFootnote Reference2		14.53%	21.19%
Footnote	Description
Footnote1	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, as a replacement for the Russell 1000® Growth Index.
Footnote2	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889989

MEIWFG11-06/25

NYLI Winslow Focused Large Cap Growth ETF | 2

Key Fund Statistics

Fund's net assets	$10,564,407
Total number of portfolio holdings	30
Total advisory fees paid	$20,664
Portfolio turnover rate	50%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Microsoft Corp.	10.7%
Amazon.com, Inc.	7.6%
NVIDIA Corp.	7.0%
Meta Platforms, Inc., Class A	5.2%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	4.6%
Apple, Inc.	4.6%
Netflix, Inc.	4.2%
Mastercard, Inc., Class A	3.5%
O'Reilly Automotive, Inc.	3.5%

*  Excluding short-term investments

Top Industries

Information Technology	38.4%
Consumer Discretionary	18.2%
Communication Services	14.8%
Financials	12.0%
Health Care	9.9%
Industrials	4.3%
Short-Term Investments	2.6%

7889989

MEIWFG11-06/25

NYLI Winslow Focused Large Cap Growth ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Winslow Focused Large Cap Growth ETF” to “NYLI Winslow Focused Large Cap Growth ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889989

MEIWFG11-06/25

NYLI Winslow Focused Large Cap Growth ETF | 4

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has one “audit committee financial expert” serving on its Audit Committee. The Audit Committee financial expert is Michael A. Pignataro. Mr. Pignataro is “independent” (as defined by Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $229,690 for 2025 and $177,500 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $25,000 for 2025 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2025 and $0 for 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Per Rule 2-01(c)(7)(i)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	With respect to the services described in each of Items 4(b) through (d), no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were (i) approximately $10,476,000 for the fiscal year ended April 30, 2025, and (ii) $14,573,000 for the fiscal year ended April 30, 2024.

(h)	The registrant’s Audit Committee has determined that the non-audit services rendered by the principal accountant for the fiscal year ended April 30, 2025 to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of the principal accountant during the relevant time period.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Michael A. Pignataro, Michelle A. Kinch, Lofton Holder and Paul D. Schaeffer.

(b)	Not applicable.

Item 6. Investments.

(a) Please refer to Item 7(a).

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Attached herewith.

NYLI MacKay Core Plus Bond ETF (CPLB)(1)
(formerly, IQ MacKay ESG Core Plus Bond ETF)

NYLI MacKay High Income ETF (IQHI)(2)
(formerly, IQ MacKay ESG High Income ETF)

NYLI MacKay Securitized Income ETF (SECR)
(formerly, IQ MacKay Securitized Income ETF)

NYLI MacKay Muni Insured ETF (MMIN)
(formerly, IQ MacKay Municipal Insured ETF)

NYLI MacKay Muni Intermediate ETF (MMIT)
(formerly, IQ MacKay Municipal Intermediate ETF)

NYLI MacKay California Muni Intermediate ETF (MMCA)
(formerly, IQ MacKay California Municipal Intermediate ETF)

NYLI CBRE Real Assets ETF (IQRA)
(formerly, IQ CBRE Real Assets ETF)

NYLI Winslow Large Cap Growth ETF (IWLG)
(formerly, IQ Winslow Large Cap Growth ETF)

NYLI Winslow Focused Large Cap Growth ETF (IWFG)
(formerly, IQ Winslow Focused Large Cap Growth ETF)

New York Life Investments Active ETF Trust

Annual Report - Financial Statements and Other Information

April 30, 2025

(1)Prior to December 4, 2024, the Fund's name was NYLI MacKay ESG Core Plus Bond ETF and the ticker symbol was ESGB.

(2)Prior to February 14, 2025, the Fund's name was NYLI MacKay ESG High Income ETF.

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF

April 30, 2025

	Principal Amount	Value
Long-Term Bonds — 98.5%
Bank Loans — 0.9%
Auto Parts & Equipment — 0.1%
Clarios Global LP First Lien Amendment No. 6 Dollar Term Loan
7.072%, (SOFR + 2.75%), due 1/14/32(a)	$100,000	$98,094
RealTruck Group, Inc. Second Amendment Incremental Term Loan
9.447%, (SOFR + 5.00%), due 1/31/28(a)	149,622	141,954
		240,048
Chemicals — 0.1%
SCIH Salt Holdings, Inc. Incremental Term B-1 Loan (First Lien)
7.28%, (SOFR + 3.00%), due 1/31/29(a)	249,375	246,703

Computers — 0.1%
Amentum Holdings, Inc. Initial Term Loan
6.570%, (SOFR + 2.25%), due 9/29/31(a)	249,375	245,946

Electric — 0.2%
Talen Energy Supply, LLC 2024-1 Incremental Term B Loan
6.797%, (SOFR + 2.50%), due 12/11/31(a)	548,625	546,156

Machinery-Diversified — 0.1%
TK Elevator U.S. Newco, Inc., Facility B
7.324%, (SOFR + 3.00%), due 4/30/30(a)	200,000	199,000

Media — 0.0%(c)
Gray Television, Inc. Term D Loan
7.439%, (SOFR + 3.00%), due 12/1/28(a)	99,729	91,595

Mining — 0.1%
American Rock Salt Co., LLC Initial Loan (First Lien)
8.447%, (SOFR + 4.00%), due 6/12/28(a)	198,966	161,163

Pipelines — 0.0%(c)
New Fortress Energy, Inc. Second Amendment Incremental Term Loan
9.819%, (SOFR + 5.50%), due 10/30/28(a)	199,748	140,157

Retail — 0.2%
Great Outdoors Group, LLC Term B-3 Loan
7.572%, (SOFR + 3.25%), due 1/16/32(a)	498,750	486,281
PetSmart LLC Initial Term Loan
8.183%, (SOFR + 3.75%), due 2/11/28(a)	199,483	196,117
		682,398
Transportation — 0.0%(c)
NA Rail Hold Co., LLC Tranche B-3 Term Loan
7.286%, (SOFR + 3.00%), due 2/26/32(a)	100,000	99,542

Total Bank Loans
(Cost $2,753,310)		2,652,708

	Principal Amount	Value
Collateralized Loan Obligations — 0.7%
Blackrock Rainier CLO VI Ltd., (Cayman Islands)
Series 2021-6A A1R, 5.820%, (3 Month CME SOFR+ 1.55%), due 4/20/37(a)	$400,000	$397,200
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A A1TR, 5.839%, (3 Month CME SOFR+ 1.57%), due 1/21/37(a)	600,000	597,498
Golub Capital Partners CLO 78M
Series 2025-78A A1, 5.691%, (3 Month CME SOFR+ 1.38%), due 4/21/39(a)	600,000	592,271
Great Lakes CLO Ltd., (Cayman Islands)
Series 2019-1A ARR, 5.792%, (3 Month CME SOFR+ 1.48%), due 4/15/37(a)	515,000	510,976
		2,097,945
Total Collateralized Loan Obligations
(Cost $2,115,000)		2,097,945

Collateralized Mortgage Obligations — 5.3%
Mortgage Securities — 5.3%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.574%, due 7/25/45(a)(b)	150,541	123,093
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 5.041%, (1 Month CME SOFR + 0.71%), due 5/25/35(a)	35,532	30,517
Connecticut Avenue Securities
Series 2025-R01 1B1, 6.053%, (1 Month SOFR + 1.70%), due 1/25/45(a)	1,625,000	1,586,467
Connecticut Avenue Securities Trust
Series 2020-SBT1 1B1, 11.218%, (1 Month SOFR + 6.86%), due 2/25/40(a)	685,000	725,158
Series 2020-SBT1 1M2, 8.118%, (1 Month SOFR + 3.76%), due 2/25/40(a)	430,000	446,290
Series 2021-R03 1B2, 9.854%, (1 Month SOFR + 5.50%), due 12/25/41(a)	485,000	501,369
Series 2022-R01 1B2, 10.354%, (1 Month SOFR + 6.00%), due 12/25/41(a)	425,000	443,330
Series 2022-R02 2B2, 12.004%, (1 Month SOFR + 7.65%), due 1/25/42(a)	490,000	523,687
Series 2022-R03 1B2, 14.204%, (1 Month SOFR + 9.85%), due 3/25/42(a)	210,000	234,150
Series 2022-R07 1M2, 9.003%, (1 Month SOFR + 4.65%), due 6/25/42(a)	100,000	105,938
Series 2022-R08 1B1, 9.954%, (1 Month SOFR + 5.60%), due 7/25/42(a)	865,000	927,713
Series 2023-R07 2M2, 7.603%, (1 Month SOFR + 3.25%), due 9/25/43(a)	540,000	558,900
Series 2024-R02 1B1, 6.854%, (1 Month SOFR + 2.50%), due 2/25/44(a)	220,000	220,549
Series 2024-R03 2M2, 6.303%, (1 Month SOFR + 1.95%), due 3/25/44(a)	200,000	200,000
Series 2024-R05 2B1, 6.354%, (1 Month SOFR + 2.00%), due 7/25/44(a)	235,000	231,770
Connecticut Avenue Securities Trust 2019-HRP1
Series 2019-HRP1 B1, 13.718%, (1 Month SOFR + 9.36%), due 11/25/39(a)	400,000	431,988
CSMC
Series 2021-NQM2 A1, 1.179%, due 2/25/66(a)(b)	372,194	335,800

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 4.874%, (1 Month CME SOFR + 0.55%), due 5/19/35(a)	$58,524	$54,968
J.P. Morgan Mortgage Trust
Series 2021-4 B1, 2.880%, due 8/25/51(a)(b)	1,447,152	1,173,119
Series 2024-INV1 A4, 6.000%, due 4/25/55(a)(b)	604,683	612,284
Multifamily Connecticut Avenue Securities Trust
Series 2020-01 CE, 11.968%, (1 Month SOFR + 7.61%), due 3/25/50(a)	200,000	208,461
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	262,984	246,161
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	762,605	613,401
RCKT Mortgage Trust
Series 2021-5 A1, 2.500%, due 11/25/51(a)(b)	4,455,343	3,626,928
Sequoia Mortgage Trust
Series 2021-4 AIO1, 0.164%, due 6/25/51(a)(b)(d)	13,487,495	133,571
STACR Trust
Series 2018-HRP1 B2, 16.218%, (1 Month SOFR + 11.86%), due 5/25/43(a)	399,109	476,276
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR13 A2B, 5.321%, (1 Month CME SOFR + 0.99%), due 11/25/34(a)	39,188	36,464
		14,808,352
Total Collateralized Mortgage Obligations
(Cost $14,929,090)		14,808,352

Commercial Asset-Backed Securities — 7.6%
Asset Backed Securities — 7.6%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G, 11.395%, due 9/15/32	644,350	643,322
Ares Loan Funding IX Ltd., (Cayman Islands)
Series 2025-ALF9A A2, 5.640%, (3 Month CME SOFR+ 1.40%), due 3/31/38(a)	600,000	598,780
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 C, 6.154%, (1 Month SOFR + 1.80%), due 6/25/47(a)	334,815	332,803
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 D, 7.840%, due 8/15/29	435,000	459,706
Series 2024-1 D, 6.030%, due 11/15/29	1,500,000	1,522,798
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	543,452	500,260
Series 2020-1 B1, 2.280%, due 7/15/60	845,485	832,388
Series 2020-1 B2, 2.600%, due 7/15/60	512,688	457,385
Series 2021-1A B1, 1.980%, due 3/15/61	362,842	341,453
DT Auto Owner Trust
Series 2021-4A D, 1.990%, due 9/15/27	180,000	176,717
Exeter Automobile Receivables Trust
Series 2022-2A E, 6.340%, due 10/15/29	1,065,000	981,967
Series 2022-5A E, 10.450%, due 4/15/30	1,265,000	1,330,863
Series 2023-4A D, 6.950%, due 12/17/29	260,000	267,114

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Flagship Credit Auto Trust
Series 2021-3 E, 3.320%, due 12/15/28	$890,000	$820,163
Series 2022-1 D, 3.640%, due 3/15/28	780,000	753,399
Series 2022-2 D, 5.800%, due 4/17/28	1,264,000	1,186,378
Series 2024-1 D, 6.300%, due 4/15/30	1,400,000	1,408,022
Ford Credit Auto Owner Trust
Series 2021-2 D, 2.600%, due 5/15/34	130,000	124,900
Series 2023-1 D, 6.260%, due 8/15/35	425,000	436,360
GLS Auto Receivables Issuer Trust
Series 2022-3A E, 8.350%, due 10/15/29	425,000	441,666
Series 2024-3A D, 5.530%, due 2/18/31	660,000	661,975
Home Partners of America
Series 2021-2 B, 2.302%, due 12/17/26	96,009	92,101
HPEFS Equipment Trust
Series 2024-1A D, 5.820%, due 11/20/31	260,000	261,964
LAD Auto Receivables Trust
Series 2024-3A D, 5.180%, due 2/17/32	885,000	879,145
Navient Private Education Refi Loan Trust
Series 2021-A B, 2.240%, due 5/15/69	100,000	78,102
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	1,080,000	1,014,151
Series 2021-1 B1, 2.410%, due 10/20/61	865,000	785,932
OneMain Direct Auto Receivables Trust
Series 2019-1A D, 4.680%, due 4/14/31	385,000	383,269
Santander Drive Auto Receivables Trust 2025-1
Series 2025-1 D, 5.430%, due 3/17/31	430,000	431,550
Stifel SBA IO Trust
Series 2024-1A A2, 1.268%, due 6/25/50(a)(b)(d)	4,382,318	158,859
Subway Funding LLC
Series 2024-1A A2I, 6.028%, due 7/30/54	656,700	664,176
Series 2024-3A A23, 5.914%, due 7/30/54	338,300	335,621
Series 2024-3A A2II, 5.566%, due 7/30/54	402,975	399,458
Tricon American Homes
Series 2020-SFR1 A, 1.499%, due 7/17/38	267,897	260,959
Tricon Residential 2024-SFR4 Trust
Series 2024-SFR4 A, 4.300%, due 11/17/41	494,455	482,663
Zayo Issuer LLC
Series 2025-1A A2, 5.648%, due 3/20/55	840,000	843,820
		21,350,189
Total Commercial Asset-Backed Securities
(Cost $21,271,316)		21,350,189

Commercial Mortgage-Backed Securities — 8.3%
Mortgage Securities — 8.3%
BANK
Series 2019-BN19 C, 4.161%, due 8/15/61(a)(b)	840,000	622,717
Series 2017-BNK7 C, 4.114%, due 9/15/60(a)(b)	245,000	216,262
Series 2019-BN20 C, 3.769%, due 9/15/62(a)(b)	180,000	140,007
Series 2020-BN25 C, 3.463%, due 1/15/63(a)(b)	575,000	490,195
Series 2020-BN25 D, 2.500%, due 1/15/63	1,390,000	1,030,827
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 D, 3.000%, due 7/15/49	1,380,000	1,205,942

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Benchmark Mortgage Trust
Series 2018-B3 C, 4.700%, due 4/10/51(a)(b)	$550,000	$466,335
Series 2019-B11 A5, 3.542%, due 5/15/52	315,000	298,780
Series 2019-B14 C, 3.888%, due 12/15/62(a)(b)	450,000	344,517
Series 2019-B9 C, 4.971%, due 3/15/52(a)(b)	1,050,000	916,441
BMO Mortgage Trust
Series 2022-C1 111A, 3.378%, due 2/17/55(a)(b)	840,000	750,943
BX Commercial Mortgage Trust
Series 2024-BRBK D, 10.291%, (1 Month CME SOFR + 5.97%), due 10/15/41(a)	495,000	485,087
CALI Mortgage Trust 2019-101C
Series 2019-101C B, 4.158%, due 3/10/39	1,110,000	984,033
CD Mortgage Trust
Series 2017-CD4 C, 4.350%, due 5/10/50(a)(b)	430,000	393,341
Series 2017-CD4 D, 3.300%, due 5/10/50	495,000	411,148
CFCRE Commercial Mortgage Trust
Series 2016-C3 D, 3.052%, due 1/10/48(a)(b)	540,000	501,187
Series 2016-C4 D, 5.004%, due 5/10/58(a)(b)	617,007	584,861
Citigroup Commercial Mortgage Trust
Series 2018-B2 D, 3.300%, due 3/10/51(a)(b)	1,420,000	1,059,514
COMM 2014-CCRE20 Mortgage Trust
Series 2014-CR20 D, 3.222%, due 11/10/47	790,000	594,949
COMM Mortgage Trust
Series 2016-DC2 D, 4.061%, due 2/10/49(a)(b)	1,260,000	1,167,384
CONE Trust
Series 2024-DFW1 D, 7.362%, (1 Month CME SOFR + 3.04%), due 8/15/41(a)	270,000	267,316
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	72,450	72,167
DBJPM Mortgage Trust
Series 2016-C1 C, 3.468%, due 5/10/49(a)(b)	480,000	422,302
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 M2, 7.603%, (1 Month SOFR + 3.25%), due 10/25/44(a)	850,000	849,998
GS Mortgage Securities Trust 2018-GS10
Series 2018-GS10 C, 4.548%, due 7/10/51(a)(b)	750,000	666,201
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3 C, 3.557%, due 8/15/49(a)(b)	1,080,000	952,873
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5 D, 3.000%, due 6/13/52	155,000	117,989
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7 C, 4.315%, due 10/15/50(a)(b)	415,000	369,590
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Series 2015-C22 D, 4.245%, due 4/15/48(a)(b)	715,000	476,643

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Morgan Stanley Capital I Trust
Series 2014-150E A, 3.912%, due 9/9/32	$1,300,000	$1,153,060
Series 2015-420 A, 7.982%, due 10/12/50	440,466	445,571
MSWF Commercial Mortgage Trust
Series 2023-2 AS, 6.491%, due 12/15/56(a)(b)	395,000	416,542
ROCK Trust
Series 2024-CNTR E, 8.819%, due 11/13/41	1,300,000	1,359,027
SG Commercial Mortgage Securities Trust
Series 2016-C5 B, 3.933%, due 10/10/48	400,000	380,366
SKY Trust 2025-LINE
Series 2025-LINE B, 8.009%, (1 Month CME SOFR + 3.69%), due 4/15/42(a)	495,000	493,611
UBS Commercial Mortgage Trust
Series 2018-C9 C, 5.110%, due 3/15/51(a)(b)	440,000	355,948
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS6 D, 3.059%, due 11/15/49	630,000	553,512
Series 2017-C40 D, 2.700%, due 10/15/50	1,000,000	833,083
Series 2019-C51 C, 4.289%, due 6/15/52(a)(b)	460,000	400,223
		23,250,492
Total Commercial Mortgage-Backed Securities
(Cost $22,567,984)		23,250,492

Corporate Bonds — 45.5%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.
7.750%, due 4/15/28	105,000	87,150
Lamar Media Corp.
4.875%, due 1/15/29	300,000	291,278
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, due 8/15/27	150,000	146,984
		525,412
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC
6.750%, due 3/15/29	140,000	143,316
Efesto Bidco S.p.A Efesto U.S. LLC, (Italy)
Series XR, 7.500%, due 2/15/32	80,000	79,369
TransDigm, Inc.
5.500%, due 11/15/27	400,000	398,095
6.750%, due 8/15/28	1,000,000	1,020,094
		1,640,874
Agriculture — 0.1%
Darling Ingredients, Inc.
6.000%, due 6/15/30	250,000	249,295

Airlines — 1.1%
American Airlines Class B Pass Through Trust
Series 2021-1, B, 3.950%, due 7/11/30	228,625	214,056

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Airlines (continued)
British Airways Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A, 2.900%, due 3/15/35	$821,822	$733,457
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, due 10/20/25	58,750	58,211
4.750%, due 10/20/28	1,055,000	1,048,618
JetBlue Class AA Pass Through Trust
Series 2019-1, AA, 2.750%, due 5/15/32	745,286	644,120
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	218,250	218,934
United Airlines Class A Pass Through Trust
Series 20-1, A, 5.875%, due 10/15/27	212,660	216,481
		3,133,877
Auto Manufacturers — 1.8%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	760,000	728,833
6.054%, due 11/5/31	345,000	334,461
6.950%, due 3/6/26	435,000	439,237
7.200%, due 6/10/30	390,000	401,524
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	543,614
4.300%, due 4/6/29	365,000	352,604
5.625%, due 4/4/32	715,000	709,507
JB Poindexter & Co., Inc.
8.750%, due 12/15/31	325,000	326,746
Nissan Motor Acceptance Co. LLC
1.850%, due 9/16/26	1,150,000	1,085,464
PM General Purchaser LLC
9.500%, due 10/1/28(e)	150,000	144,814
		5,066,804
Auto Parts & Equipment — 0.3%
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, due 5/31/32	90,000	89,819
IHO Verwaltungs GmbH, (Germany)
7.750%, due 11/15/30	500,000	488,135
8.000%, due 11/15/32	45,000	43,093
Real Hero Merger Sub 2, Inc.
6.250%, due 2/1/29	150,000	111,902
Tenneco, Inc.
8.000%, due 11/17/28	250,000	238,828
		971,777
Banks — 10.5%
Australia & New Zealand Banking Group Ltd., (Australia)
5.731%, (5 Year US CMT T-Note + 1.62%), due 9/18/34(a)	610,000	622,122
Banco Santander SA, (Spain)
6.350%, due 3/14/34	200,000	204,327
Bank of America Corp.
2.572%, (SOFR + 1.21%), due 10/20/32(a)	815,000	708,259
2.687%, (SOFR + 1.32%), due 4/22/32(a)	605,000	535,106
Bank of New Zealand, (New Zealand)
5.698%, (5 Year US CMT T-Note + 1.30%), due 1/28/35(a)	745,000	755,908

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/73(a)(e)	$810,000	$725,989
5.335%, (SOFR + 1.91%), due 9/10/35(a)	475,000	460,949
5.367%, (SOFR + 1.23%), due 2/25/31(a)	805,000	815,750
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/73(a)	195,000	199,216
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	440,000	404,594
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/73(a)	350,000	330,737
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	1,220,000	1,174,167
6.714%, (SOFR + 2.27%), due 10/19/29(a)	250,000	264,072
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	560,000	482,638
5.411%, (5 Year US CMT T-Note + 1.73%), due 9/19/39(a)	400,000	381,795
Citizens Financial Group, Inc.
3.250%, due 4/30/30	445,000	408,357
Comerica, Inc.
5.982%, (SOFR + 2.16%), due 1/30/30(a)	915,000	926,238
Commonwealth Bank of Australia, (Australia)
5.929%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.32%), due 3/14/46(a)	490,000	473,879
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.22%), due 4/6/28(a)	1,045,000	1,028,815
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/74(a)	440,000	397,918
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(a)	910,000	877,024
3.729%, (SOFR + 2.76%), due 1/14/32(a)	570,000	513,510
Fifth Third Bancorp
4.895%, (SOFR + 1.49%), due 9/6/30(a)	455,000	453,851
First Horizon Bank
5.750%, due 5/1/30	811,000	814,735
First Horizon Corp.
5.514%, (SOFR + 1.77%), due 3/7/31(a)	600,000	603,412
Huntington Bancshares, Inc.
6.141%, (5 Year US CMT T-Note + 1.70%), due 11/18/39(a)	755,000	746,576
Huntington National Bank (The)
5.650%, due 1/10/30	631,000	651,071
Intesa Sanpaolo SpA, (Italy)
7.000%, due 11/21/25	830,000	839,590
KBC Group NV, (Belgium)
4.932%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.07%), due 10/16/30(a)	1,240,000	1,250,266
KeyBank NA
4.150%, due 8/8/25	485,000	484,055
4.900%, due 8/8/32	720,000	671,509

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
KeyCorp
6.401%, (SOFR + 2.42%), due 3/6/35(a)	$320,000	$335,209
Lloyds Banking Group PLC, (United Kingdom)
4.582%, due 12/10/25	775,000	772,802
4.650%, due 3/24/26	590,000	588,103
4.976%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.30%), due 8/11/33(a)	355,000	348,481
M&T Bank Corp.
5.385%, (SOFR + 1.61%), due 1/16/36(a)	430,000	418,545
6.082%, (SOFR + 2.26%), due 3/13/32(a)	410,000	426,622
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	1,050,000	875,947
2.511%, (SOFR + 1.20%), due 10/20/32(a)	595,000	513,716
NatWest Group PLC, (United Kingdom)
3.073%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.55%), due 5/22/28(a)	520,000	504,645
5.778%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.50%), due 3/1/35(a)	260,000	264,507
Santander Holdings USA, Inc.
6.342%, (SOFR + 2.14%), due 5/31/35(a)	205,000	209,470
6.499%, (SOFR + 2.36%), due 3/9/29(a)	855,000	886,475
Societe Generale SA, (France)
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/73(a)	675,000	589,327
Synchrony Bank
5.400%, due 8/22/25	715,000	715,229
Truist Financial Corp.
5.153%, (SOFR + 1.57%), due 8/5/32(a)	420,000	422,239
UBS Group AG, (Switzerland)
1.364%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.08%), due 1/30/27(a)	285,000	278,095
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/73(a)	740,000	633,691
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/73(a)	150,000	143,413
6.442%, (SOFR + 3.70%), due 8/11/28(a)	550,000	571,039
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	975,000	841,372
		29,545,362
Biotechnology — 0.2%
Amgen, Inc.
5.750%, due 3/2/63	725,000	689,468

Building Materials — 0.5%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	375,000	380,291
James Hardie International Finance DAC
5.000%, due 1/15/28	200,000	194,927
Knife River Corp.
7.750%, due 5/1/31	400,000	418,407
Quikrete Holdings, Inc.
6.375%, due 3/1/32	315,000	316,775
6.750%, due 3/1/33	85,000	85,318

	Principal Amount	Value
Corporate Bonds (continued)
Building Materials (continued)
Standard Building Solutions, Inc.
6.500%, due 8/15/32	$50,000	$50,623
		1,446,341
Chemicals — 0.9%
ASP Unifrax Holdings, Inc.
11.175%, due 9/30/29	102,388	91,637
Celanese U.S. Holdings LLC
6.580%, due 7/15/29	50,000	50,426
6.600%, due 11/15/28	100,000	101,094
6.800%, due 11/15/30	100,000	99,965
GPD Cos., Inc.
10.125%, due 4/1/26	210,000	188,870
Huntsman International LLC
4.500%, due 5/1/29	865,000	815,344
Innophos Holdings, Inc.
11.500%, due 6/15/29	280,000	283,115
Mativ Holdings, Inc.
8.000%, due 10/1/29	50,000	41,565
NOVA Chemicals Corp., (Canada)
8.500%, due 11/15/28	300,000	316,177
Olympus Water U.S. Holding Corp.
7.125%, due 10/1/27	250,000	250,645
SK Invictus Intermediate II Sarl
5.000%, due 10/30/29	400,000	375,511
		2,614,349
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
8.625%, due 6/15/29	150,000	154,833

Commercial Services — 0.6%
Alta Equipment Group, Inc.
9.000%, due 6/1/29	80,000	67,325
Belron UK Finance PLC, (United Kingdom)
5.750%, due 10/15/29	115,000	114,854
Dcli Bidco LLC
7.750%, due 11/15/29	85,000	79,179
Graham Holdings Co.
5.750%, due 6/1/26	475,000	474,424
NES Fircroft Bondco A/S, (United Kingdom)
8.000%, due 9/30/29	125,000	124,141
NESCO Holdings II, Inc.
5.500%, due 4/15/29	190,000	172,219
OT Midco, Inc.
10.000%, due 2/15/30	120,000	97,637
TriNet Group, Inc.
3.500%, due 3/1/29	200,000	182,427
United Rentals North America, Inc.
3.875%, due 2/15/31	200,000	182,642
Williams Scotsman, Inc.
4.625%, due 8/15/28	150,000	144,246
6.625%, due 4/15/30	50,000	50,906
		1,690,000
Computers — 0.3%
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	650,000	466,293

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Computers (continued)
Insight Enterprises, Inc.
6.625%, due 5/15/32	$165,000	$167,393
McAfee Corp.
7.375%, due 2/15/30	125,000	107,974
		741,660
Cosmetics/Personal Care — 0.7%
Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750%, due 1/15/29(e)	1,420,000	1,365,968
Edgewell Personal Care Co.
5.500%, due 6/1/28	450,000	442,078
Perrigo Finance Unlimited Co.
Series USD, 6.125%, due 9/30/32	100,000	99,264
Prestige Brands, Inc.
3.750%, due 4/1/31	200,000	180,560
		2,087,870
Distribution/Wholesale — 0.3%
Gates Corp.
6.875%, due 7/1/29	200,000	202,926
RB Global Holdings Inc, (Canada)
7.750%, due 3/15/31	500,000	524,242
Velocity Vehicle Group LLC
8.000%, due 6/1/29	75,000	75,754
		802,922
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	188,887
AG Issuer LLC
6.250%, due 3/1/28	300,000	295,555
Ally Financial, Inc.
6.992%, (SOFR + 3.26%), due 6/13/29(a)	465,000	483,025
8.000%, due 11/1/31	300,000	332,220
Aretec Group, Inc.
7.500%, due 4/1/29	125,000	122,214
Aviation Capital Group LLC
1.950%, due 1/30/26	965,000	943,104
Avolon Holdings Funding Ltd., (Ireland)
2.125%, due 2/21/26	615,000	599,649
5.750%, due 11/15/29	890,000	901,008
Cantor Fitzgerald LP
7.200%, due 12/12/28	490,000	516,420
Capital One Financial Corp.
6.312%, (SOFR + 2.64%), due 6/8/29(a)	775,000	807,553
Jane Street Group / JSG Finance, Inc.
6.125%, due 11/1/32	200,000	196,576
6.750%, due 5/1/33	60,000	60,283
7.125%, due 4/30/31	550,000	567,227
Macquarie Airfinance Holdings Ltd., (United Kingdom)
6.400%, due 3/26/29	850,000	872,418
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	250,000	233,392
5.750%, due 9/15/31	100,000	95,252
Planet Financial Group LLC
10.500%, due 12/15/29	150,000	147,930

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
StoneX Group, Inc.
7.875%, due 3/1/31	$375,000	$390,387
Synchrony Financial
5.450%, (SOFR + 1.68%), due 3/6/31(a)	850,000	847,654
		8,600,754
Electric — 4.3%
AEP Texas, Inc.
3.450%, due 5/15/51	745,000	490,344
5.250%, due 5/15/52	260,000	226,439
Algonquin Power & Utilities Corp., (Canada)
5.365%, due 6/15/26	950,000	956,170
Alpha Generation LLC
6.750%, due 10/15/32	225,000	229,300
Arizona Public Service Co.
5.700%, due 8/15/34	575,000	583,580
6.350%, due 12/15/32	665,000	708,010
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	720,000	595,186
Clearway Energy Operating LLC
4.750%, due 3/15/28	425,000	415,353
Commonwealth Edison Co.
5.300%, due 2/1/53	335,000	310,844
5.650%, due 6/1/54	120,000	116,771
Edison International
5.250%, due 3/15/32	850,000	811,354
7.875%, (5 Year US CMT T-Note + 3.66%), due 6/15/54(a)	470,000	440,063
Evergy Kansas Central, Inc.
5.250%, due 3/15/35	1,250,000	1,259,440
Indianapolis Power & Light Co.
5.650%, due 12/1/32	370,000	376,845
Lightning Power LLC
7.250%, due 8/15/32	400,000	414,413
NRG Energy, Inc.
5.750%, due 1/15/28	100,000	100,388
6.000%, due 2/1/33	250,000	247,376
PacifiCorp
7.375%, (5 Year US CMT T-Note + 3.32%), due 9/15/55(a)	605,000	614,120
PG&E Corp.
7.375%, (5 Year US CMT T-Note + 3.88%), due 3/15/55(a)	150,000	145,619
Puget Energy, Inc.
4.224%, due 3/15/32	855,000	791,084
Southern California Edison Co.
5.700%, due 3/1/53	270,000	241,523
TransAlta Corp., (Canada)
7.750%, due 11/15/29	110,000	114,566
Virginia Electric and Power Co.
Series C, 4.625%, due 5/15/52	500,000	408,990
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/74(a)	200,000	204,412
Vistra Operations Co. LLC
5.500%, due 9/1/26	350,000	349,034
5.625%, due 2/15/27	500,000	499,677

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
XPLR Infrastructure Operating Partners LP
3.875%, due 10/15/26	$100,000	$96,469
4.500%, due 9/15/27	50,000	47,272
7.250%, due 1/15/29(e)	50,000	49,484
8.375%, due 1/15/31(e)	90,000	90,330
8.625%, due 3/15/33(e)	75,000	74,842
		12,009,298
Electrical Components & Equipment — 0.1%
EnerSys
6.625%, due 1/15/32	100,000	102,098
WESCO Distribution, Inc.
6.375%, due 3/15/33	40,000	40,464
		142,562
Electronics — 0.1%
Sensata Technologies BV
5.875%, due 9/1/30	350,000	340,629

Engineering & Construction — 0.4%
Arcosa, Inc.
4.375%, due 4/15/29	425,000	399,503
Artera Services LLC
8.500%, due 2/15/31	100,000	94,878
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	85,000	77,562
TopBuild Corp.
3.625%, due 3/15/29	200,000	185,916
4.125%, due 2/15/32	200,000	179,981
Weekley Homes LLC / Weekley Finance Corp.
4.875%, due 9/15/28	150,000	140,295
		1,078,135
Entertainment — 0.8%
Boyne USA, Inc.
4.750%, due 5/15/29	250,000	237,913
Caesars Entertainment, Inc.
6.000%, due 10/15/32(e)	225,000	212,117
Churchill Downs, Inc.
5.500%, due 4/1/27	375,000	371,370
5.750%, due 4/1/30(e)	375,000	366,743
Jacobs Entertainment, Inc.
6.750%, due 2/15/29	160,000	145,600
Light & Wonder International, Inc.
7.500%, due 9/1/31	200,000	205,494
Live Nation Entertainment, Inc.
4.750%, due 10/15/27	500,000	489,403
Motion Bondco DAC, (United Kingdom)
6.625%, due 11/15/27	200,000	189,141
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.
6.625%, due 2/1/33	100,000	98,704
		2,316,485
Environmental Control — 0.0%(c)
Waste Pro USA, Inc.
7.000%, due 2/1/33	50,000	51,014

	Principal Amount	Value
Corporate Bonds (continued)
Food — 1.3%
Chobani Holdco II LLC
8.750%, due 10/1/29	$208,391	$220,826
MARB BondCo PLC, (Brazil)
3.950%, due 1/29/31	1,010,000	873,567
Mars, Inc.
5.000%, due 3/1/32	615,000	619,928
Performance Food Group, Inc.
4.250%, due 8/1/29	250,000	236,613
5.500%, due 10/15/27	200,000	198,361
Post Holdings, Inc.
5.500%, due 12/15/29	275,000	269,913
Simmons Foods Inc/Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc./Simmons Feed
4.625%, due 3/1/29	300,000	278,687
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	150,624
4.250%, due 2/1/27	715,000	705,608
		3,554,127
Forest Products & Paper — 0.1%
Mercer International, Inc., (Germany)
5.125%, due 2/1/29	500,000	411,273

Gas — 0.9%
AltaGas Ltd., (Canada)
7.200%, (5 Year US CMT T-Note + 3.57%), due 10/15/54(a)	100,000	97,662
Boston Gas Co.
3.757%, due 3/16/32	275,000	250,551
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	910,000	877,194
6.388%, due 9/15/33	225,000	236,648
National Fuel Gas Co.
5.950%, due 3/15/35	1,155,000	1,157,913
Venture Global Plaquemines LNG LLC
7.500%, due 5/1/33	15,000	15,389
7.750%, due 5/1/35	15,000	15,403
		2,650,760
Healthcare-Products — 0.2%
Hologic, Inc.
3.250%, due 2/15/29	150,000	140,077
Varex Imaging Corp.
7.875%, due 10/15/27	400,000	383,901
		523,978
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.
5.000%, due 4/15/29	125,000	118,170
DaVita, Inc.
4.625%, due 6/1/30	200,000	186,012
Encompass Health Corp.
4.625%, due 4/1/31	100,000	95,199
Fortrea Holdings, Inc.
7.500%, due 7/1/30(e)	75,000	65,083
LifePoint Health, Inc.
5.375%, due 1/15/29	110,000	99,023
8.375%, due 2/15/32	110,000	112,193

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services (continued)
10.000%, due 6/1/32	$120,000	$116,400
11.000%, due 10/15/30	250,000	273,661
Tenet Healthcare Corp.
6.125%, due 6/15/30	400,000	401,372
		1,467,113
Holding Companies-Divers — 0.4%
Benteler International AG, (Austria)
10.500%, due 5/15/28	200,000	204,173
Clue Opco LLC
9.500%, due 10/15/31	185,000	176,808
Stena International SA, (Sweden)
7.625%, due 2/15/31	750,000	754,624
		1,135,605
Home Builders — 0.1%
Installed Building Products, Inc.
5.750%, due 2/1/28	200,000	196,560
Shea Homes LP / Shea Homes Funding Corp.
4.750%, due 2/15/28	75,000	72,804
Winnebago Industries, Inc.
6.250%, due 7/15/28	118,000	117,202
		386,566
Household Products/Wares — 0.2%
Central Garden & Pet Co.
5.125%, due 2/1/28	450,000	444,839

Housewares — 0.2%
Newell Brands, Inc.
6.375%, due 5/15/30	70,000	63,721
6.625%, due 9/15/29	35,000	32,832
6.625%, due 5/15/32	115,000	103,095
Scotts Miracle-Gro Co. (The)
4.000%, due 4/1/31	150,000	131,370
4.375%, due 2/1/32	250,000	217,811
		548,829
Insurance — 0.4%
Beacon Funding Trust
6.266%, due 8/15/54	610,000	596,241
HUB International Ltd.
7.250%, due 6/15/30	150,000	155,587
MGIC Investment Corp.
5.250%, due 8/15/28	200,000	199,557
Ryan Specialty LLC
5.875%, due 8/1/32	200,000	197,542
		1,148,927
Internet — 0.2%
Cars.com, Inc.
6.375%, due 11/1/28	185,000	181,731
Gen Digital, Inc.
6.750%, due 9/30/27	55,000	55,902
Go Daddy Operating Co LLC / GD Finance Co., Inc.
5.250%, due 12/1/27	450,000	446,035
		683,668
Iron/Steel — 0.3%
Cleveland-Cliffs, Inc.
7.500%, due 9/15/31	30,000	29,032

	Principal Amount	Value
Corporate Bonds (continued)
Iron/Steel (continued)
Mineral Resources Ltd., (Australia)
8.125%, due 5/1/27	$100,000	$97,249
8.500%, due 5/1/30	450,000	408,782
9.250%, due 10/1/28	250,000	236,428
		771,491
Lodging — 0.7%
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32	100,000	88,458
4.875%, due 1/15/30	500,000	489,971
Hyatt Hotels Corp.
5.250%, due 6/30/29	885,000	887,779
Studio City Finance Ltd., (Macau)
5.000%, due 1/15/29	490,000	430,259
		1,896,467
Machinery-Diversified — 0.4%
AGCO Corp.
5.800%, due 3/21/34	720,000	715,196
Maxim Crane Works Holdings Capital LLC
11.500%, due 9/1/28	135,000	133,313
TK Elevator U.S. Newco, Inc., (Germany)
5.250%, due 7/15/27	400,000	393,879
		1,242,388
Media — 1.4%
Cable One, Inc.
0.000%, due 3/15/26(f)	200,000	188,200
1.125%, due 3/15/28(e)	100,000	80,000
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, due 5/1/32	585,000	519,760
5.000%, due 2/1/28	200,000	195,131
CSC Holdings LLC
5.500%, due 4/15/27	350,000	325,213
5.750%, due 1/15/30	200,000	100,308
Gray Media, Inc.
10.500%, due 7/15/29	40,000	41,059
LCPR Senior Secured Financing DAC, (Puerto Rico)
5.125%, due 7/15/29	200,000	148,350
6.750%, due 10/15/27	200,000	164,384
News Corp.
5.125%, due 2/15/32	300,000	286,204
Sinclair Television Group, Inc.
8.125%, due 2/15/33	125,000	123,732
Sirius XM Radio LLC
5.000%, due 8/1/27	400,000	395,190
Time Warner Cable LLC
6.750%, due 6/15/39	635,000	633,959
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	200,000	192,563
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	235,000	227,280
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	275,000	253,177
		3,874,510

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
6.375%, due 6/15/30	$300,000	$304,628
Vallourec SACA, (France)
7.500%, due 4/15/32	200,000	207,066
		511,694
Mining — 0.6%
Century Aluminum Co.
7.500%, due 4/1/28	400,000	401,626
Eldorado Gold Corp., (Turkey)
6.250%, due 9/1/29	50,000	49,285
First Quantum Minerals Ltd., (Zambia)
9.375%, due 3/1/29	300,000	314,685
IAMGOLD Corp., (Burkina Faso)
5.750%, due 10/15/28	250,000	247,655
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	765,000	775,022
		1,788,273
Miscellaneous Manufacturing — 0.4%
Amsted Industries, Inc.
4.625%, due 5/15/30	50,000	47,261
6.375%, due 3/15/33	60,000	60,270
Calderys Financing II LLC
11.750%, due 6/1/28	200,000	196,394
Calderys Financing LLC, (France)
11.250%, due 6/1/28	100,000	105,654
Enpro, Inc.
5.750%, due 10/15/26	500,000	497,506
LSB Industries, Inc.
6.250%, due 10/15/28	100,000	93,589
		1,000,674
Oil & Gas — 1.7%
Crescent Energy Finance LLC
7.625%, due 4/1/32	65,000	59,059
Diamond Foreign Asset Co. / Diamond Finance LLC
8.500%, due 10/1/30	200,000	191,202
Encino Acquisition Partners Holdings LLC
8.500%, due 5/1/28	415,000	415,296
Gulfport Energy Operating Corp.
6.750%, due 9/1/29	200,000	197,098
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, due 2/1/31	300,000	269,272
Matador Resources Co.
6.875%, due 4/15/28	150,000	149,166
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	325,000	298,644
NewCo Holding USD 20 SARL, (Brazil)
9.375%, due 11/7/29	200,000	197,500
Noble Finance II LLC
8.000%, due 4/15/30	200,000	190,553
Parkland Corp., (Canada)
4.625%, due 5/1/30	500,000	470,612
PBF Holding Co. LLC / PBF Finance Corp.
9.875%, due 3/15/30	55,000	48,411
Permian Resources Operating LLC
5.875%, due 7/1/29	450,000	439,453

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Range Resources Corp.
4.750%, due 2/15/30	$150,000	$141,809
Rockcliff Energy II LLC
5.500%, due 10/15/29	250,000	229,737
Seadrill Finance Ltd., (Norway)
8.375%, due 8/1/30	90,000	84,280
SM Energy Co.
6.750%, due 8/1/29	100,000	93,363
Talos Production, Inc.
9.000%, due 2/1/29	140,000	134,210
9.375%, due 2/1/31	360,000	338,481
Transocean Poseidon Ltd.
6.875%, due 2/1/27	78,750	78,157
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	90,476	89,630
Transocean, Inc.
8.750%, due 2/15/30	200,000	195,498
Viper Energy, Inc.
7.375%, due 11/1/31	125,000	129,766
Vital Energy, Inc.
7.875%, due 4/15/32	140,000	108,765
Wildfire Intermediate Holdings LLC
7.500%, due 10/15/29	200,000	183,000
		4,732,962
Oil & Gas Services — 0.1%
Bristow Group, Inc.
6.875%, due 3/1/28	130,000	126,119
Nine Energy Service, Inc.
13.000%, due 2/1/28	110,000	64,609
		190,728
Packaging & Containers — 0.2%
Berry Global, Inc.
4.875%, due 7/15/26	352,000	351,182
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	150,000	151,108
		502,290
Pharmaceuticals — 0.9%
1261229 BC Ltd.
10.000%, due 4/15/32	170,000	166,460
Bausch Health Cos., Inc.
11.000%, due 9/30/28	220,000	206,888
BellRing Brands, Inc.
7.000%, due 3/15/30	200,000	207,508
CVS Pass-Through Trust
5.926%, due 1/10/34	110,924	111,979
Endo Finance Holdings, Inc.
8.500%, due 4/15/31	225,000	233,940
Jazz Securities DAC
4.375%, due 1/15/29(e)	950,000	901,571
Organon & Co / Organon Foreign Debt Co.-Issuer BV
4.125%, due 4/30/28	550,000	518,743
5.125%, due 4/30/31	200,000	167,870
		2,514,959

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines — 1.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, due 1/15/28	$300,000	$298,201
Buckeye Partners LP
6.750%, due 2/1/30	45,000	45,788
6.875%, due 7/1/29	250,000	254,709
Columbia Pipelines Operating Co. LLC
5.962%, due 2/15/55	1,040,000	970,523
DT Midstream, Inc.
4.375%, due 6/15/31	200,000	184,208
Excelerate Energy LP
8.000%, due 5/15/30	120,000	121,899
Global Partners LP / GLP Finance Corp.
6.875%, due 1/15/29(e)	150,000	149,552
Hess Midstream Operations LP
5.500%, due 10/15/30	300,000	292,924
ITT Holdings LLC
6.500%, due 8/1/29	180,000	164,351
MPLX LP
5.400%, due 4/1/35	855,000	832,354
Plains All American Pipeline LP
Series B, 8.690%, (3 Month CME SOFR+ 4.37%), due 11/15/73(a)	550,000	542,477
Prairie Acquiror LP
9.000%, due 8/1/29	75,000	75,578
South Bow Canadian Infrastructure Holdings Ltd., (Canada)
7.625%, (5 Year US CMT T-Note + 3.95%), due 3/1/55(a)	100,000	99,900
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, due 1/15/28	600,000	583,341
TransMontaigne Partners LLC
8.500%, due 6/15/30	90,000	90,584
Venture Global LNG, Inc.
8.375%, due 6/1/31	60,000	57,859
		4,764,248
REITS — 1.5%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	360,000	326,932
American Homes 4 Rent LP
2.375%, due 7/15/31	905,000	778,890
Blackstone Mortgage Trust, Inc.
7.750%, due 12/1/29	50,000	51,931
GLP Capital LP / GLP Financing II, Inc.
4.000%, due 1/15/30	930,000	876,647
Host Hotels & Resorts LP
5.700%, due 7/1/34	505,000	496,938
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	585,000	490,345
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, due 10/15/27	125,000	110,439
8.500%, due 2/15/32	100,000	101,598
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, due 2/15/29	250,000	239,226
6.500%, due 4/1/32(e)	50,000	49,833
7.250%, due 7/15/28	100,000	102,770

	Principal Amount	Value
Corporate Bonds (continued)
REITS (continued)
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
4.750%, due 4/15/28	$200,000	$191,413
6.500%, due 2/15/29	115,000	105,206
10.500%, due 2/15/28	288,000	305,794
		4,227,962
Retail — 1.4%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.875%, due 1/15/28	250,000	240,050
4.000%, due 10/15/30	500,000	455,016
6.125%, due 6/15/29	100,000	101,582
Arcos Dorados BV, (Brazil)
6.375%, due 1/29/32	820,000	834,366
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	250,000	233,799
5.000%, due 2/15/32(e)	100,000	91,133
AutoNation, Inc.
4.750%, due 6/1/30	313,000	306,954
Beacon Roofing Supply, Inc.
6.750%, due 4/30/32	80,000	80,207
LCM Investments Holdings II LLC
4.875%, due 5/1/29	365,000	345,061
Papa John’s International, Inc.
3.875%, due 9/15/29	100,000	92,054
Patrick Industries, Inc.
4.750%, due 5/1/29	50,000	46,960
PetSmart, Inc. / PetSmart Finance Corp.
7.750%, due 2/15/29	200,000	186,275
Saks Global Enterprises LLC
11.000%, due 12/15/29	675,000	409,413
Yum! Brands, Inc.
4.625%, due 1/31/32	400,000	376,527
5.375%, due 4/1/32	100,000	98,269
		3,897,666
Savings & Loans — 0.3%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(a)	960,000	934,522

Software — 1.1%
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	300,000	283,085
4.875%, due 7/1/29	390,000	354,470
Cloud Software Group, Inc.
6.500%, due 3/31/29	500,000	500,179
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	475,000	438,935
4.125%, due 12/1/31	50,000	44,715
PTC, Inc.
4.000%, due 2/15/28	100,000	96,578
SS&C Technologies, Inc.
5.500%, due 9/30/27	500,000	497,535
6.500%, due 6/1/32	300,000	304,123
UKG, Inc.
6.875%, due 2/1/31	450,000	462,957
		2,982,577

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications — 0.6%
AT&T, Inc.
3.500%, due 9/15/53	$585,000	$391,556
EchoStar Corp.
6.750%, due 11/30/30	25,000	23,302
10.750%, due 11/30/29	50,000	52,877
Frontier Communications Holdings LLC
5.875%, due 10/15/27	300,000	299,661
Iliad Holding SASU, (France)
8.500%, due 4/15/31	215,000	226,789
Level 3 Financing, Inc.
10.500%, due 4/15/29	250,000	276,808
Rogers Communications, Inc., (Canada)
5.250%, (5 Year US CMT T-Note + 3.59%), due 3/15/82(a)	35,000	34,080
7.125%, (5 Year US CMT T-Note + 2.62%), due 4/15/55(a)	35,000	34,873
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	425,000	435,080
		1,775,026
Transportation — 0.2%
Star Leasing Co. LLC
7.625%, due 2/15/30	280,000	251,142
Watco Cos. LLC / Watco Finance Corp.
7.125%, due 8/1/32	225,000	224,456
		475,598
Water — 0.3%
Aegea Finance Sarl, (Brazil)
9.000%, due 1/20/31	829,000	864,756

Total Corporate Bonds
(Cost $129,458,655)		127,804,197

Foreign Government Obligation — 0.2%
Colombia Government International Bond, (Colombia)
7.500%, due 2/2/34
(Cost $665,662)	660,000	642,486

U.S. Government & Federal Agencies — 30.0%
Mortgage Securities — 19.6%
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(d)	2,639,725	253,161
Series 2023-429 C5, 3.000%, due 10/25/52(d)	1,908,473	341,880
Series 2023-438 C34, 6.000%, due 8/25/53(d)	1,260,334	301,782
Series 2024-440 C46, 4.000%, due 10/25/53(d)	2,156,386	478,276
Fannie Mae Pool
Series 2020-FM5299, 3.500%, due 11/1/50	230,704	208,986
Series 2021-MA4492, 2.000%, due 12/1/51	382,129	303,862
Series 2022-CB3155, 2.000%, due 3/1/52	371,804	295,289
Series 2022-MA4562, 2.000%, due 3/1/52	862,322	685,006
Series 2023-FP0087, 2.000%, due 10/1/50	1,670,398	1,332,898

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-FS3603, 5.500%, due 8/1/53	$603,222	$606,450
Series 2023-FS5641, 6.000%, due 8/1/53	394,914	403,393
Series 2023-FS5758, 6.000%, due 9/1/53	544,478	556,150
Series 2023-FS6211, 6.000%, due 11/1/53	191,854	196,205
Series 2023-FS6542, 6.500%, due 12/1/53	55,272	57,100
Series 2023-MA4918, 5.000%, due 2/1/53	573,354	562,653
Series 2023-MA4919, 5.500%, due 2/1/53	457,928	458,184
Series 2023-MA5108, 6.000%, due 8/1/53	1,036,641	1,053,363
Series 2023-MA5139, 6.000%, due 9/1/53	438,607	445,631
Series 2024-FS7587, 5.500%, due 4/1/54	611,930	613,300
Series 2024-FS8275, 5.500%, due 6/1/54	2,072,152	2,068,510
Series 2024-FS9453, 4.500%, due 8/1/53	796,750	763,394
Series 2024-MA5353, 5.500%, due 5/1/54	526,460	525,535
Fannie Mae REMICS
Series 2016-19 SD, 1.632%, (1 Month SOFR + 5.99%), due 4/25/46(a)(d)	1,250,957	112,412
Series 2016-57 SN, 1.582%, (1 Month SOFR + 5.94%), due 6/25/46(a)(d)	556,704	65,259
Series 2019-32 SB, 1.582%, (1 Month SOFR + 5.94%), due 6/25/49(a)(d)	916,633	110,238
Series 2020-70 SD, 1.782%, (1 Month SOFR + 6.14%), due 10/25/50(a)(d)	755,101	104,330
Series 2021-12 JI, 2.500%, due 3/25/51(d)	597,486	97,088
Series 2021-34 IS, 0.000%, (1 Month SOFR + 2.91%), due 11/25/42(a)(d)	2,459,794	82,552
Series 2021-34 MI, 2.500%, due 3/25/51(d)	843,933	108,485
Series 2021-40 SI, 1.482%, (1 Month SOFR + 5.84%), due 9/25/47(a)(d)	909,801	94,685
Series 2021-54 HI, 2.500%, due 6/25/51(d)	172,062	21,484
Series 2021-8 ID, 3.500%, due 3/25/51(d)	689,061	142,987
Series 2022-10 SA, 1.396%, (1 Month SOFR + 5.75%), due 2/25/52(a)(d)	769,466	92,913
Series 2023-24 OQ, 0.000%, due 7/25/54(f)(g)	514,627	421,671
Series 2024-48 SB, 1.546%, (1 Month SOFR + 5.90%), due 7/25/54(a)(d)	3,740,700	304,179
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2024-K758 A2, 4.680%, due 10/25/31(a)(b)	1,260,000	1,283,137
Freddie Mac Pool
Series 2022-RA6622, 2.500%, due 1/1/52	849,576	714,176
Series 2022-SD8215, 4.000%, due 5/1/52	236,530	220,849
Series 2022-SD8220, 3.000%, due 6/1/52	1,191,014	1,034,708
Series 2022-SD8243, 3.500%, due 9/1/52	2,598,023	2,346,055
Series 2022-SD8257, 4.500%, due 10/1/52	1,451,217	1,390,460
Series 2023-SD3392, 5.500%, due 7/1/53	296,116	297,701
Series 2023-SD3770, 2.500%, due 3/1/52	191,629	160,344
Series 2023-SD4026, 6.000%, due 10/1/53	205,199	209,436
Series 2023-SD4268, 6.000%, due 11/1/53	197,357	201,021
Series 2023-SD4471, 6.500%, due 12/1/53	99,901	103,470
Series 2024-SD5040, 5.500%, due 3/1/54	591,375	592,973
Series 2024-SD5184, 4.000%, due 3/1/53	1,052,271	984,143
Series 2024-SD6766, 5.500%, due 11/1/54	378,277	377,735
Series 2024-SD8407, 5.000%, due 3/1/54	679,533	666,148
Series 2025-SL0849, 6.000%, due 4/1/55	540,000	548,003

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Freddie Mac REMICS
Series 2014-4358 Z, 3.000%, due 6/15/44	$809,330	$735,822
Series 2017-4710 WZ, 3.500%, due 8/15/47	548,546	505,271
Series 2017-4725 WZ, 3.500%, due 11/15/47	974,760	893,226
Series 2020-4988 LP, 1.250%, due 6/25/50	655,126	497,184
Series 2020-4993 KS, 1.582%, (1 Month SOFR + 5.94%), due 7/25/50(a)(d)	1,423,680	197,875
Series 2020-4994 TS, 1.632%, (1 Month SOFR + 5.99%), due 7/25/50(a)(d)	739,291	91,367
Series 2020-5013 DI, 3.000%, due 9/25/50(d)	1,631,520	304,682
Series 2020-5021 SA, 0.000%, (1 Month SOFR + 3.55%), due 10/25/50(a)(d)	764,158	25,052
Series 2020-5031 IQ, 2.500%, due 10/25/50(d)	483,754	76,243
Series 2020-5038 IB, 2.500%, due 10/25/50(d)	468,704	72,624
Series 2020-5040 IO, 3.500%, due 11/25/50(d)	702,025	132,469
Series 2021-5070 PI, 3.000%, due 8/25/50(d)	802,611	140,087
Series 2021-5092 XA, 1.000%, due 1/15/41	369,682	318,524
Series 2022-5191 IO, 3.500%, due 9/25/50(d)	824,069	152,767
Series 2023-5304 UB, 4.000%, due 2/25/52	334,960	313,334
Series 2023-5315 OQ, 0.000%, due 1/25/55(f)(g)	450,390	368,481
Series 2023-5326 QO, 0.000%, due 9/25/50(f)(g)	335,420	220,207
Series 2023-5328 JY, 0.250%, due 9/25/50	712,878	482,868
Series 2023-5351 DO, 0.000%, due 9/25/53(f)(g)	421,954	355,919
Series 2023-5351 EO, 0.000%, due 10/25/53(f)(g)	289,239	235,402
Series 2023-5363, 0.000%, due 12/25/53(f)(g)	362,244	312,377
Series 2024-5468 QS, 0.346%, (1 Month SOFR + 4.70%), due 5/25/54(a)(d)	8,217,771	258,390
Series 2024-5471 SK, 0.996%, (1 Month SOFR + 5.35%), due 8/25/54(a)(d)	5,850,597	247,555
Series 2024-5472 SB, 0.996%, (1 Month SOFR + 5.35%), due 11/25/54(a)(d)	5,829,885	262,375
Series 2025-5527 FA, 5.354%, (1 Month SOFR + 1.00%), due 4/25/55(a)	560,836	556,425
Freddie Mac Stacr Remic Trust
Series 2025-HQA1 M2, 6.004%, (1 Month SOFR + 1.65%), due 2/25/45(a)	1,000,000	991,880
Freddie Mac STACR REMIC Trust
Series 2020-HQA1 B2, 9.568%, (1 Month SOFR + 5.21%), due 1/25/50(a)	975,000	1,046,233
Series 2021-DNA1 B2, 9.104%, (1 Month SOFR + 4.75%), due 1/25/51(a)	355,000	381,893
Series 2022-DNA3 M2, 8.704%, (1 Month SOFR + 4.35%), due 4/25/42(a)	565,000	593,766

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-HQA3 M1B, 7.904%, (1 Month SOFR + 3.55%), due 8/25/42(a)	$285,000	$297,278
Freddie Mac Strips
Series 2012-272, 0.000%, due 8/15/42(f)(g)	474,711	366,275
Series 2013-311 S1, 1.491%, (1 Month SOFR + 5.84%), due 8/15/43(a)(d)	746,619	82,089
Series 2023-397 C61, 5.500%, due 1/25/53(d)	949,536	208,588
Series 2023-402, 0.000%, due 9/25/53(f)(g)	480,377	399,548
Ginnie Mae II Pool
Series 2021-MA7409, 2.000%, due 6/20/51	542,318	431,092
Government National Mortgage Association
Series 2016-93 AI, 4.500%, due 7/20/44(d)	922,693	227,481
Series 2019-128 KF, 3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(a)	241,967	216,986
Series 2019-128 YF, 3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(a)	247,510	223,227
Series 2019-159 P, 2.500%, due 9/20/49	545,909	477,280
Series 2019-92 GF, 3.500%, (1 Month CME SOFR + 0.80%), due 7/20/49(a)	229,794	205,524
Series 2020-1 YF, 3.500%, (1 Month CME SOFR + 0.78%), due 1/20/50(a)	456,184	403,882
Series 2020-1 YS, 0.000%, (1 Month CME SOFR + 2.72%), due 1/20/50(a)(d)	1,257,327	11,491
Series 2020-129 SB, 0.000%, (1 Month CME SOFR + 3.09%), due 9/20/50(a)(d)	1,693,934	22,084
Series 2020-146 KI, 2.500%, due 10/20/50(d)	1,361,683	189,845
Series 2020-146 SA, 1.867%, (1 Month CME SOFR + 6.19%), due 10/20/50(a)(d)	815,033	120,835
Series 2020-168 IA, 0.979%, due 12/16/62(a)(b)(d)	1,500,468	112,338
Series 2020-175 CS, 1.867%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(d)	889,055	126,715
Series 2020-189 SU, 1.867%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(d)	580,090	89,306
Series 2020-34 SC, 1.617%, (1 Month CME SOFR + 5.94%), due 3/20/50(a)(d)	875,893	115,716
Series 2021-1 IT, 3.000%, due 1/20/51(d)	1,220,005	209,302
Series 2021-1 PI, 2.500%, due 12/20/50(d)	717,808	109,775
Series 2021-122 HS, 1.867%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(d)	1,095,376	149,585
Series 2021-146 IN, 3.500%, due 8/20/51(d)	1,032,602	183,231
Series 2021-158 SB, 0.000%, (1 Month SOFR + 3.70%), due 9/20/51(a)(d)	935,744	37,644
Series 2021-16 AS, 0.000%, (1 Month CME SOFR + 2.64%), due 1/20/51(a)(d)	2,191,532	18,212
Series 2021-179 SA, 1.867%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(d)	1,292,214	187,967
Series 2021-188 IO, 2.500%, due 10/20/51(d)	3,375,093	538,974
Series 2021-205 DS, 0.000%, (1 Month SOFR + 3.20%), due 11/20/51(a)(d)	2,999,270	58,546
Series 2021-226 SA, 0.000%, (1 Month SOFR + 1.70%), due 12/20/51(a)(d)	1,495,174	2,347
Series 2021-29 AS, 0.000%, (1 Month SOFR + 2.70%), due 2/20/51(a)(d)	2,094,440	22,620

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-42 BI, 2.500%, due 3/20/51(d)	$553,062	$77,540
Series 2021-46 QS, 1.867%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(d)	509,560	76,032
Series 2021-46 TS, 1.867%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(d)	651,276	97,924
Series 2021-47 IO, 0.992%, due 3/16/61(a)(b)(d)	3,490,898	241,156
Series 2021-49 SB, 1.867%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(d)	747,729	112,441
Series 2021-57 SA, 1.867%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(d)	1,957,540	270,580
Series 2021-57 SD, 1.867%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(d)	2,052,387	291,592
Series 2021-67 PI, 3.000%, due 4/20/51(d)	705,608	121,780
Series 2021-74 HI, 3.000%, due 4/20/51(d)	165,041	25,375
Series 2021-96 GP, 1.000%, due 6/20/51	550,872	422,281
Series 2021-97 SA, 0.000%, (1 Month SOFR + 2.60%), due 6/20/51(a)(d)	4,235,118	40,272
Series 2021-97 SM, 1.867%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(d)	1,171,815	184,578
Series 2021-98 IN, 3.000%, due 6/20/51(d)	568,824	100,828
Series 2022-101 SB, 0.000%, (1 Month SOFR + 3.30%), due 6/20/52(a)(d)	1,133,509	15,493
Series 2022-107 SA, 0.000%, (1 Month SOFR + 3.47%), due 6/20/52(a)(d)	5,728,420	105,605
Series 2022-113 Z, 2.000%, due 9/16/61	634,952	304,889
Series 2022-137 S, 1.867%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(d)	1,145,071	160,748
Series 2022-185 DI, 1.022%, due 10/16/65(a)(b)(d)	1,295,316	94,034
Series 2022-221 C, 3.000%, due 6/16/64(a)(b)	395,000	265,738
Series 2022-34 HS, 0.000%, (1 Month SOFR + 4.10%), due 2/20/52(a)(d)	2,172,443	125,098
Series 2022-69 FA, 4.500%, (1 Month SOFR + 0.75%), due 4/20/52(a)	211,035	198,690
Series 2022-78 S, 0.000%, (1 Month SOFR + 3.70%), due 4/20/52(a)(d)	1,151,211	24,072
Series 2022-87 SA, 0.000%, (1 Month SOFR + 3.30%), due 5/20/52(a)(d)	2,265,985	30,974
Series 2023-101 KO, 0.000%, due 1/20/51(f)(g)	1,095,896	729,356
Series 2023-114 MO, 0.000%, due 8/20/53(f)(g)	246,892	222,761
Series 2023-159 CI, 0.953%, due 7/16/65(a)(b)(d)	2,860,259	215,905
Series 2023-172 IO, 1.381%, due 2/16/66(a)(b)(d)	1,957,387	189,176
Series 2023-194 CI, 0.815%, due 10/16/65(a)(b)(d)	2,197,177	143,871
Series 2023-38 WT, 6.524%, due 12/20/51(a)(b)	274,529	289,813
Series 2023-53, 0.000%, due 4/20/53(f)(g)	236,096	183,829
Series 2023-55 CG, 7.630%, due 7/20/51(a)(b)	453,017	506,657
Series 2023-55 LB, 7.764%, due 11/20/51(a)(b)	426,810	487,198

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-56 SK, 1.617%, (1 Month CME SOFR + 5.94%), due 4/20/51(a)(d)	$2,219,797	$256,876
Series 2023-59 YC, 7.027%, due 9/20/51(a)(b)	609,808	672,709
Series 2023-60 ES, 2.500%, (1 Month SOFR + 11.20%), due 4/20/53(a)	508,109	489,064
Series 2023-66 MP, 3.600%, (1 Month SOFR + 12.30%), due 5/20/53(a)	614,811	580,005
Series 2023-66 OQ, 0.000%, due 7/20/52(f)(g)	766,891	595,762
Series 2023-80 SA, 0.900%, (1 Month SOFR + 5.25%), due 6/20/53(a)(d)	2,490,682	101,023
Series 2023-86 SE, 2.300%, (1 Month SOFR + 6.65%), due 9/20/50(a)(d)	790,175	126,282
Series 2024-29 B, 2.500%, due 8/16/64(a)(b)	635,000	473,902
Series 2024-48 JI, 3.000%, due 7/20/51(d)	1,228,409	211,928
Series 2024-51 SX, 0.850%, (1 Month SOFR + 5.20%), due 3/20/54(a)(d)	6,488,267	305,265
Series 2025-2 WZ, 2.000%, due 8/20/52	989,933	621,351
Series 2025-2 Z, 3.500%, due 1/20/55	1,114,697	849,051
Series 2025-37 B, 4.500%, due 3/16/66(a)(b)	535,000	471,311
Seasoned Credit Risk Transfer Trust Series
Series 2025-1 MTU, 3.250%, due 11/25/64	1,155,699	991,032
		55,117,578
U.S. Treasury Bond — 2.8%
U.S. Treasury Bonds
4.625%, due 2/15/55	3,605,000	3,567,260
4.750%, due 2/15/45(e)	4,315,000	4,344,666
		7,911,926
U.S. Treasury Note — 7.6%
U.S. Treasury Notes
3.750%, due 4/15/28	1,335,000	1,341,153
3.875%, due 4/30/30	11,790,000	11,873,820
4.000%, due 4/30/32	3,795,000	3,811,603
4.625%, due 2/15/35(e)	4,170,000	4,326,375
		21,352,951
Total U.S. Government & Federal Agencies
(Cost $83,560,218)		84,382,455

	Shares	Value
Short-Term Investments — 1.3%
Money Market Funds — 1.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.22%(h)	2,764,347	2,764,347
Dreyfus Government Cash Management Fund, Institutional Shares, 4.24%(h)(i)	871,050	871,050

Total Short-Term Investments
(Cost $3,635,397)		3,635,397
Total Investments — 99.8% (Cost $280,956,632)		280,624,221
Other Assets and Liabilities, Net — 0.2%		435,023
Net Assets — 100.0%		$281,059,244

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2025

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2025.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)Less than 0.05%.

(d)Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(e)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,557,111; total market value of collateral held by the Fund was $8,852,756. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $7,981,706.

(f)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(g)A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

(h)Reflects the 1-day yield at April 30, 2025.

(i)Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Open futures contracts outstanding at April 30, 2025:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at April 30, 2025	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	June 2025	73	$8,084,123	$8,191,969	$107,846
U.S. 10 Year Ultra Note (CBT)	Citigroup Global Markets Inc.	June 2025	39	4,474,028	4,474,641	613
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	June 2025	(93)	(19,220,231)	(19,357,805)	(137,574)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	June 2025	3	326,561	327,586	1,025
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	June 2025	63	7,325,901	7,347,375	21,474
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	June 2025	61	7,421,588	7,382,906	(38,682)
						$(45,298)

Cash posted as collateral to broker for futures contracts was $801,757 at April 30, 2025.

CBT — Chicago Board of Trade

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Bank Loans	$—	$2,652,708	$—	$2,652,708
Collateralized Loan Obligations	—	2,097,945	—	2,097,945
Collateralized Mortgage Obligations	—	14,808,352	—	14,808,352
Commercial Asset-Backed Securities	—	21,350,189	—	21,350,189
Commercial Mortgage-Backed Securities	—	23,250,492	—	23,250,492
Corporate Bonds	—	127,804,197	—	127,804,197
Foreign Government Obligation	—	642,486	—	642,486
U.S. Government & Federal Agencies	—	84,382,455	—	84,382,455
Short-Term Investments:
Money Market Funds	3,635,397	—	—	3,635,397
Total Investments in Securities	3,635,397	276,988,824	—	280,624,221
Other Financial Instruments:(k)
Futures Contracts	130,958	—	—	130,958
Total Investments in Securities and Other Financial Instruments	$3,766,355	$276,988,824	$—	$280,755,179
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(176,256)	$—	$—	$(176,256)

(j)For a complete listing of investments and their industries, see the Schedule of Investments.

(k)Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF

April 30, 2025

	Principal Amount	Value
Long-Term Bonds — 92.1%
Bank Loans — 3.9%
Apparel — 0.2%
Champ Acquisition Corporation Term Loan
8.822%, (3 Month SOFR + 4.50%), due 11/7/31(a)	$139,125	$138,429

Auto Parts & Equipment — 0.3%
Clarios Global LP First Lien Amendment No. 6 Dollar Term Loan
7.072%, (1 month SOFR + 2.75%), due 1/14/32(a)	165,000	161,855

Chemicals — 0.3%
Ineos Quattro Holdings UK Limited 2029 Tranche B Dollar Term Loan
8.675%, (1 Month SOFR + 4.25%), due 4/2/29(a)	189,045	161,634

Computers — 0.4%
Fortress Intermediate 3, Inc. Term Loan
8.070%, (1 Month SOFR + 3.75%), due 6/27/31(a)	258,700	253,203

Cosmetics/Personal Care — 0.2%
OPAL U.S. LLC Term Loan
7.435%, (6 month SOFR + 3.25%), due 4/23/32(a)(b)	120,000	119,550

Healthcare-Services — 0.3%
LifePoint Health, Inc. First Lien 2024-2 Refinancing Term Loan
7.817%, (3 Month SOFR + 3.50%), due 5/16/31(a)	159,600	155,410

Internet — 0.5%
Arches Buyer, Inc. Refinancing Term Loan
7.677%, (1 Month SOFR + 3.25%), due 12/6/27(a)	334,128	326,610

Media — 1.0%
DIRECTV Financing LLC 2024 Refinancing Term Loan B
9.787%, (3 Month SOFR + 5.25%), due 8/2/29(a)	304,558	293,354
Virgin Media Bristol LLC Facility Q
7.689%, (1 Month SOFR + 3.25%), due 1/31/29(a)	285,000	280,725
		574,079
Retail — 0.1%
Sally Holdings LLC (Sally Capital, Inc.) 2024 Term Loan
6.075%, (1 Month SOFR + 1.75%), due 2/28/30(a)	52,297	52,101

	Principal Amount	Value
Bank Loans (continued)
Software — 0.4%
DCert Buyer, Inc. First Lien Term Loan
8.325%, (1 Month SOFR + 4.00%), due 10/16/26(a)	$228,796	$220,883

Transportation — 0.2%
First Student Bidco, Inc. Term Loan B
6.799%, (3 Month SOFR + 2.50%), due 7/21/28(a)	100,000	99,438
First Student Bidco, Inc. Term Loan C
6.799%, (3 Month SOFR + 2.50%), due 7/21/28(a)	30,000	29,831
		129,269
Total Bank Loans
(Cost $2,343,513)		2,293,023

Corporate Bonds — 88.2%
Advertising — 0.9%
Lamar Media Corp.
4.000%, due 2/15/30	250,000	233,588
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	213,000	197,825
7.375%, due 2/15/31	112,000	117,282
		548,695
Aerospace & Defense — 0.6%
Bombardier, Inc., (Canada)
7.000%, due 6/1/32(c)	25,000	25,293
7.250%, due 7/1/31	167,000	170,984
Spirit AeroSystems, Inc.
9.750%, due 11/15/30	155,000	171,571
		367,848
Agriculture — 0.1%
Turning Point Brands, Inc.
7.625%, due 3/15/32	60,000	62,350

Airlines — 0.7%
American Airlines, Inc.
8.500%, due 5/15/29(c)	120,000	122,303
United Airlines, Inc.
4.375%, due 4/15/26	202,000	199,116
4.625%, due 4/15/29	69,000	64,813
		386,232
Apparel — 0.4%
S&S Holdings LLC
8.375%, due 10/1/31	270,000	253,732

Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., (Jersey)
10.000%, due 3/31/29	200,000	171,837

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd.
7.500%, due 2/15/33	75,000	71,068
Clarios Global LP / Clarios U.S. Finance Co.
8.500%, due 5/15/27	81,000	81,298

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment (continued)
Dana, Inc.
4.250%, due 9/1/30	$72,000	$66,414
4.500%, due 2/15/32	120,000	107,991
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, due 5/31/32	255,000	254,487
Goodyear Tire & Rubber Co. (The)
5.000%, due 7/15/29(c)	115,000	109,383
Phinia, Inc.
6.625%, due 10/15/32	65,000	63,780
6.750%, due 4/15/29	100,000	101,068
		855,489
Banks — 1.1%
Banco Mercantil del Norte SA, (Mexico)
8.750%, (10 Year US CMT T-Note + 4.30%), due 2/20/74(a)	130,000	129,628
Freedom Mortgage Corp.
7.625%, due 5/1/26	87,000	86,767
12.000%, due 10/1/28	313,000	335,564
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(a)	95,000	99,371
		651,330
Beverages — 0.4%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, due 4/30/29	254,000	240,999

Building Materials — 2.3%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	335,000	339,726
6.750%, due 7/15/31	89,000	90,758
Masterbrand, Inc.
7.000%, due 7/15/32	125,000	125,303
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
6.750%, due 4/1/32	90,000	90,065
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	300,000	270,351
Oscar AcquisitionCo LLC / Oscar Finance, Inc.
9.500%, due 4/15/30	160,000	145,601
Standard Industries, Inc.
4.375%, due 7/15/30	197,000	183,725
Wilsonart LLC
11.000%, due 8/15/32	140,000	126,731
		1,372,260
Chemicals — 3.2%
Celanese U.S. Holdings LLC
6.500%, due 4/15/30	115,000	112,370
6.750%, due 4/15/33(c)	135,000	126,722
6.950%, due 11/15/33	220,000	220,427
INEOS Finance PLC, (Luxembourg)
6.750%, due 5/15/28	202,000	197,218
INEOS Quattro Finance 2 PLC, (United Kingdom)
9.625%, due 3/15/29	225,000	216,562

	Principal Amount	Value
Corporate Bonds (continued)
Chemicals (continued)
Innophos Holdings, Inc.
11.500%, due 6/15/29	$252,770	$255,582
Mativ Holdings, Inc.
8.000%, due 10/1/29	240,000	199,510
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	8,000	7,664
6.625%, due 5/1/29	377,000	366,172
SK Invictus Intermediate II Sarl
5.000%, due 10/30/29	95,000	89,184
WR Grace Holdings LLC
5.625%, due 8/15/29	137,000	121,375
		1,912,786
Coal — 0.5%
SunCoke Energy, Inc.
4.875%, due 6/30/29	330,000	303,161

Commercial Services — 5.8%
ADT Security Corp. (The)
4.125%, due 8/1/29	197,000	185,894
Allied Universal Holdco LLC
7.875%, due 2/15/31	420,000	428,972
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	136,000	127,537
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.625%, due 6/1/28	316,000	303,704
AMN Healthcare, Inc.
4.000%, due 4/15/29	79,000	70,836
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29(c)	127,000	116,896
Brink’s Co. (The)
6.500%, due 6/15/29	140,000	142,629
6.750%, due 6/15/32	150,000	153,538
Carriage Services, Inc.
4.250%, due 5/15/29	173,000	159,069
Deluxe Corp.
8.125%, due 9/15/29	65,000	65,087
Herc Holdings, Inc.
6.625%, due 6/15/29	75,000	74,094
NESCO Holdings II, Inc.
5.500%, due 4/15/29	193,000	174,938
OT Midco, Inc.
10.000%, due 2/15/30	135,000	109,842
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, due 8/15/32	90,000	91,282
Sotheby’s
7.375%, due 10/15/27	223,000	209,299
United Rentals North America, Inc.
4.000%, due 7/15/30	156,000	145,315
Valvoline, Inc.
3.625%, due 6/15/31	220,000	192,681
Veritiv Operating Co.
10.500%, due 11/30/30	225,000	235,024

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
Wand NewCo 3, Inc.
7.625%, due 1/30/32	$75,000	$77,264
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	366,000	362,323
		3,426,224
Computers — 0.8%
Diebold Nixdorf, Inc.
7.750%, due 3/31/30	80,000	83,290
Insight Enterprises, Inc.
6.625%, due 5/15/32	115,000	116,668
NCR Voyix Corp.
5.125%, due 4/15/29	46,000	44,230
Seagate HDD Cayman
4.091%, due 6/1/29	156,000	148,076
4.125%, due 1/15/31	68,000	62,104
8.500%, due 7/15/31	25,000	26,743
		481,111
Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.
5.500%, due 6/1/28	178,000	174,866

Distribution/Wholesale — 0.2%
Velocity Vehicle Group LLC
8.000%, due 6/1/29	125,000	126,257

Diversified Financial Services — 4.3%
Azorra Finance Ltd.
7.750%, due 4/15/30	185,000	183,572
Credit Acceptance Corp.
6.625%, due 3/15/30	90,000	88,309
9.250%, due 12/15/28	245,000	258,918
Freedom Mortgage Holdings LLC
9.250%, due 2/1/29	90,000	91,682
goeasy Ltd., (Canada)
6.875%, due 5/15/30	160,000	156,046
Jane Street Group / JSG Finance, Inc.
6.750%, due 5/1/33	75,000	75,353
Nationstar Mortgage Holdings, Inc.
7.125%, due 2/1/32	355,000	368,278
OneMain Finance Corp.
6.625%, due 1/15/28	160,000	161,120
6.750%, due 3/15/32	230,000	225,591
7.125%, due 11/15/31	125,000	125,516
7.500%, due 5/15/31	170,000	172,400
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	140,000	130,699
7.125%, due 11/15/30	205,000	208,470
SLM Corp.
6.500%, due 1/31/30	80,000	82,583
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.500%, due 6/15/31	197,000	202,211
		2,530,748
Electric — 4.6%
Alpha Generation LLC
6.750%, due 10/15/32	195,000	198,727

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Calpine Corp.
4.500%, due 2/15/28	$4,000	$3,912
4.625%, due 2/1/29	90,000	87,018
5.125%, due 3/15/28	120,000	118,861
Edison International
4.125%, due 3/15/28(c)	162,000	156,438
5.250%, due 11/15/28	95,000	94,381
8.125%, (5 Year US CMT T-Note + 3.86%), due 6/15/53(a)(c)	190,000	180,907
PG&E Corp.
5.000%, due 7/1/28	220,000	214,591
Pike Corp.
8.625%, due 1/31/31	372,000	390,259
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/74(a)	409,000	418,022
Vistra Operations Co. LLC
4.375%, due 5/1/29	87,000	83,659
6.875%, due 4/15/32	175,000	181,261
XPLR Infrastructure Operating Partners LP
4.500%, due 9/15/27	108,000	102,107
7.250%, due 1/15/29(c)	160,000	158,350
8.625%, due 3/15/33(c)	335,000	334,295
		2,722,788
Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.
4.750%, due 6/15/28	159,000	153,192
WESCO Distribution, Inc.
7.250%, due 6/15/28	156,000	158,072
		311,264
Electronics — 0.4%
Imola Merger Corp.
4.750%, due 5/15/29	270,000	257,816

Engineering & Construction — 1.2%
Arcosa, Inc.
6.875%, due 8/15/32	90,000	91,709
Artera Services LLC
8.500%, due 2/15/31	316,000	299,813
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	328,000	299,299
		690,821
Entertainment — 2.7%
Caesars Entertainment, Inc.
4.625%, due 10/15/29	50,000	46,158
6.500%, due 2/15/32	165,000	165,864
Churchill Downs, Inc.
4.750%, due 1/15/28	160,000	155,047
5.750%, due 4/1/30	126,000	123,226
Everi Holdings, Inc.
5.000%, due 7/15/29	159,000	159,511
Penn Entertainment, Inc.
4.125%, due 7/1/29(c)	377,000	330,673
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	393,000	374,054

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	$270,000	$260,316
		1,614,849
Environmental Control — 0.3%
Waste Pro USA, Inc.
7.000%, due 2/1/33	165,000	168,346

Food — 2.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, due 1/15/27	158,000	156,213
6.500%, due 2/15/28	268,000	272,267
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	8,000	7,886
Performance Food Group, Inc.
4.250%, due 8/1/29	317,000	300,026
Post Holdings, Inc.
4.625%, due 4/15/30	311,000	293,150
5.500%, due 12/15/29	193,000	189,430
6.250%, due 10/15/34	50,000	49,585
6.375%, due 3/1/33	195,000	192,808
US Foods, Inc.
4.625%, due 6/1/30	283,000	269,552
		1,730,917
Forest Products & Paper — 0.9%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	165,000	153,867
Magnera Corp.
7.250%, due 11/15/31	390,000	368,796
		522,663
Gas — 0.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.375%, due 6/1/28	505,000	501,879

Hand/Machine Tools — 0.2%
Werner FinCo LP / Werner FinCo, Inc.
11.500%, due 6/15/28	85,000	88,405

Healthcare-Products — 0.4%
Insulet Corp.
6.500%, due 4/1/33	240,000	244,849

Healthcare-Services — 1.6%
Acadia Healthcare Co., Inc.
7.375%, due 3/15/33	105,000	104,909
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	258,000	220,113
6.000%, due 1/15/29	343,000	319,528
Encompass Health Corp.
5.750%, due 9/15/25	61,000	60,854
Prime Healthcare Services, Inc.
9.375%, due 9/1/29(c)	245,000	233,578
		938,982

	Principal Amount	Value
Corporate Bonds (continued)
Holding Companies-Divers — 0.4%
Stena International SA, (Sweden)
7.250%, due 1/15/31	$225,000	$222,093

Home Builders — 0.6%
LGI Homes, Inc.
4.000%, due 7/15/29	250,000	217,550
Thor Industries, Inc.
4.000%, due 10/15/29	47,000	42,270
Tri Pointe Homes, Inc.
5.700%, due 6/15/28	79,000	78,965
		338,785
Housewares — 0.8%
Newell Brands, Inc.
6.375%, due 9/15/27	368,000	358,730
6.375%, due 5/15/30	20,000	18,206
6.625%, due 5/15/32(c)	40,000	35,859
7.000%, due 4/1/46	105,000	81,130
		493,925
Insurance — 1.3%
Acrisure LLC / Acrisure Finance, Inc.
7.500%, due 11/6/30	185,000	188,461
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.500%, due 10/1/31	45,000	44,908
7.000%, due 1/15/31	405,000	411,033
Global Atlantic Fin Co.
4.700%, (5 Year US CMT T-Note + 3.80%), due 10/15/51(a)	130,000	123,547
		767,949
Internet — 2.2%
Arches Buyer, Inc.
6.125%, due 12/1/28	192,000	171,668
Cogent Communications Group LLC
3.500%, due 5/1/26	120,000	117,717
7.000%, due 6/15/27	200,000	200,979
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	257,000	239,401
Match Group Holdings II LLC
4.125%, due 8/1/30(c)	214,000	193,515
5.625%, due 2/15/29	96,000	93,672
Rakuten Group, Inc., (Japan)
9.750%, due 4/15/29	275,000	290,073
		1,307,025
Investment Companies — 0.4%
Antares Holdings LP, (Canada)
6.500%, due 2/8/29	73,000	72,910
7.950%, due 8/11/28	50,000	52,492
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.375%, due 2/1/29	96,000	80,046
6.250%, due 5/15/26	54,000	53,799
		259,247

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Iron/Steel — 1.1%
Mineral Resources Ltd., (Australia)
9.250%, due 10/1/28	$513,000	$485,151
TMS International Corp.
6.250%, due 4/15/29	197,000	182,266
		667,417
Leisure Time — 1.4%
Carnival Corp.
5.750%, due 3/1/27	215,000	214,240
6.000%, due 5/1/29	376,000	373,785
NCL Corp., Ltd.
6.250%, due 3/1/30	250,000	243,862
		831,887
Lodging — 0.8%
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	412,000	377,846
Station Casinos LLC
4.625%, due 12/1/31	138,000	124,748
		502,594
Machinery-Construction & Mining — 0.2%
Terex Corp.
6.250%, due 10/15/32	150,000	143,557

Media — 9.7%
Cable One, Inc.
4.000%, due 11/15/30(c)	386,000	313,968
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	274,000	247,565
4.250%, due 1/15/34	158,000	133,097
4.500%, due 8/15/30	1,000	929
4.500%, due 5/1/32	269,000	239,001
4.750%, due 3/1/30	470,000	443,697
CSC Holdings LLC
5.500%, due 4/15/27	176,000	163,536
6.500%, due 2/1/29	475,000	388,474
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	246,000	237,753
10.000%, due 2/15/31	155,000	146,784
DISH DBS Corp.
5.750%, due 12/1/28	80,000	67,188
7.375%, due 7/1/28	245,000	165,549
DISH Network Corp.
11.750%, due 11/15/27	231,000	242,769
Gray Media, Inc.
5.375%, due 11/15/31	155,000	92,479
Nexstar Media, Inc.
4.750%, due 11/1/28(c)	483,000	454,824
Paramount Global
6.250%, due 2/28/57(a)	200,000	184,596
6.875%, due 4/30/36	255,000	256,042
Sirius XM Radio LLC
3.125%, due 9/1/26	70,000	68,116
3.875%, due 9/1/31	84,000	72,079
4.000%, due 7/15/28	242,000	227,656
4.125%, due 7/1/30	90,000	80,528

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Sunrise FinCo I BV, (Netherlands)
4.875%, due 7/15/31	$304,000	$278,768
TEGNA, Inc.
4.625%, due 3/15/28	95,000	90,770
Univision Communications, Inc.
6.625%, due 6/1/27	148,000	143,202
7.375%, due 6/30/30	185,000	168,506
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	243,000	213,040
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	79,000	76,405
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	359,000	313,280
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	333,000	295,212
		5,805,813
Mining — 0.8%
Compass Minerals International, Inc.
6.750%, due 12/1/27	313,000	309,287
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	185,000	187,424
		496,711
Miscellaneous Manufacturing — 0.4%
Axon Enterprise, Inc.
6.250%, due 3/15/33	75,000	76,442
Hillenbrand, Inc.
6.250%, due 2/15/29	180,000	178,948
		255,390
Oil & Gas — 7.0%
Aethon United BR LP / Aethon United Finance Corp.
7.500%, due 10/1/29	300,000	301,213
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	227,000	220,266
6.625%, due 10/15/32	70,000	69,266
8.250%, due 12/31/28	170,000	171,747
Baytex Energy Corp., (Canada)
8.500%, due 4/30/30	40,000	37,169
Borr IHC Ltd. / Borr Finance LLC, (Mexico)
10.000%, due 11/15/28	115,854	98,534
California Resources Corp.
8.250%, due 6/15/29	175,000	166,846
CNX Resources Corp.
6.000%, due 1/15/29	88,000	85,375
7.250%, due 3/1/32	70,000	69,961
Comstock Resources, Inc.
6.750%, due 3/1/29	330,000	314,552
Diamond Foreign Asset Co. / Diamond Finance LLC
8.500%, due 10/1/30	40,000	38,240
Encino Acquisition Partners Holdings LLC
8.750%, due 5/1/31	225,000	229,094

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
EQT Corp.
4.750%, due 1/15/31	$90,000	$86,918
7.500%, due 6/1/30	58,000	62,366
Hilcorp Energy I LP / Hilcorp Finance Co.
6.875%, due 5/15/34	299,000	254,092
7.250%, due 2/15/35	190,000	165,532
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	385,000	353,778
Nabors Industries, Inc.
7.375%, due 5/15/27	410,000	386,585
Noble Finance II LLC
8.000%, due 4/15/30	140,000	133,387
Patterson-UTI Energy, Inc.
7.150%, due 10/1/33	256,000	251,876
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, due 2/15/28	40,000	35,292
Range Resources Corp.
4.750%, due 2/15/30	76,000	71,850
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.
7.875%, due 11/1/28	171,000	175,734
SM Energy Co.
7.000%, due 8/1/32	160,000	147,500
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	136,619	135,342
Transocean, Inc.
8.500%, due 5/15/31	55,000	42,517
Valaris Ltd.
8.375%, due 4/30/30	70,000	65,589
		4,170,621
Packaging & Containers — 1.1%
Ball Corp.
6.000%, due 6/15/29	210,000	214,283
Cascades, Inc. / Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	100,000	97,478
Clydesdale Acquisition Holdings, Inc.
6.750%, due 4/15/32	130,000	132,925
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	25,000	25,185
7.250%, due 2/15/31	180,000	187,443
		657,314
Pharmaceuticals — 2.2%
1261229 BC Ltd.
10.000%, due 4/15/32	205,000	200,730
Bausch Health Cos., Inc.
4.875%, due 6/1/28	325,000	263,949
CVS Health Corp.
6.750%, (5 Year US CMT T-Note + 2.52%), due 12/10/54(a)	45,000	44,697
7.000%, (5 Year US CMT T-Note + 2.89%), due 3/10/55(a)	55,000	55,635
Elanco Animal Health, Inc.
6.650%, due 8/28/28	193,000	195,330
Endo Finance Holdings, Inc.
8.500%, due 4/15/31	220,000	228,742

	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals (continued)
Owens & Minor, Inc.
10.000%, due 4/15/30	$130,000	$134,175
PRA Health Sciences, Inc.
2.875%, due 7/15/26	200,000	194,150
		1,317,408
Pipelines — 2.5%
DT Midstream, Inc.
4.125%, due 6/15/29	140,000	131,394
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, due 2/1/28	220,000	219,161
Hess Midstream Operations LP
6.500%, due 6/1/29	130,000	132,024
Howard Midstream Energy Partners LLC
7.375%, due 7/15/32	125,000	127,949
8.875%, due 7/15/28	165,000	171,479
NGPL PipeCo LLC
7.768%, due 12/15/37	125,000	140,594
Venture Global LNG, Inc.
7.000%, due 1/15/30	132,000	124,344
8.375%, due 6/1/31	257,000	247,829
9.000%, (5 Year US CMT T-Note + 5.44%), due 3/30/74(a)	240,000	206,288
		1,501,062
REITS — 4.4%
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	95,000	88,756
Iron Mountain, Inc.
4.500%, due 2/15/31	221,000	204,739
5.250%, due 7/15/30	91,000	88,185
5.625%, due 7/15/32	211,000	204,632
MPT Operating Partnership LP / MPT Finance Corp.
8.500%, due 2/15/32	230,000	233,676
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	337,000	315,489
7.000%, due 2/1/30	100,000	100,088
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, due 7/15/28	175,000	179,847
Service Properties Trust
8.625%, due 11/15/31	110,000	116,718
8.875%, due 6/15/32(c)	325,000	314,020
Starwood Property Trust, Inc.
6.000%, due 4/15/30	175,000	172,983
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.500%, due 2/15/28	414,000	439,579
XHR LP
4.875%, due 6/1/29	84,000	78,957
6.625%, due 5/15/30	60,000	59,102
		2,596,771
Retail — 4.3%
Arko Corp.
5.125%, due 11/15/29	101,000	80,840

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2025

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	$276,000	$258,114
Bath & Body Works, Inc.
6.950%, due 3/1/33	77,000	76,246
Global Auto Holdings Ltd/AAG FH UK Ltd., (United Kingdom)
11.500%, due 8/15/29	65,000	62,400
Group 1 Automotive, Inc.
4.000%, due 8/15/28	148,000	140,700
6.375%, due 1/15/30	48,000	48,490
LCM Investments Holdings II LLC
4.875%, due 5/1/29	197,000	186,239
8.250%, due 8/1/31	110,000	115,048
Lithia Motors, Inc.
3.875%, due 6/1/29	35,000	32,498
4.375%, due 1/15/31	127,000	116,664
Macy’s Retail Holdings LLC
5.875%, due 4/1/29	39,000	36,984
6.125%, due 3/15/32	378,000	340,350
Nordstrom, Inc.
4.375%, due 4/1/30	63,000	55,800
5.000%, due 1/15/44	105,000	73,551
QVC, Inc.
5.450%, due 8/15/34	50,000	24,487
Sally Holdings LLC / Sally Capital, Inc.
6.750%, due 3/1/32(c)	246,000	247,785
Staples, Inc.
10.750%, due 9/1/29	310,000	268,589
12.750%, due 1/15/30	80,000	46,533
Victoria’s Secret & Co.
4.625%, due 7/15/29	125,000	108,981
Victra Holdings LLC / Victra Finance Corp.
8.750%, due 9/15/29	85,000	86,259
Walgreens Boots Alliance, Inc.
4.800%, due 11/18/44	85,000	78,499
8.125%, due 8/15/29	65,000	67,629
		2,552,686
Software — 2.1%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, due 6/15/29	240,000	212,493
Central Parent, Inc. / CDK Global, Inc.
7.250%, due 6/15/29	80,000	68,604
Cloud Software Group, Inc.
6.500%, due 3/31/29	366,000	366,131
8.250%, due 6/30/32	435,000	453,756
9.000%, due 9/30/29	165,000	166,226
		1,267,210
Telecommunications — 3.6%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	57,000	43,775
5.750%, due 8/15/29	347,000	255,920
Altice France SA, (France)
5.500%, due 1/15/28	538,000	445,407
CommScope LLC
4.750%, due 9/1/29	118,000	104,150
8.250%, due 3/1/27	90,000	81,979

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
EchoStar Corp.
10.750%, due 11/30/29	$385,000	$407,150
Fibercop SpA, (Italy)
7.721%, due 6/4/38	17,000	16,851
Iliad Holding SASU, (France)
8.500%, due 4/15/31	215,000	226,789
Level 3 Financing, Inc.
3.750%, due 7/15/29	126,000	94,724
10.500%, due 5/15/30	155,000	167,566
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	100,000	102,745
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	175,000	179,151
		2,126,207
Transportation — 0.8%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	258,000	238,567
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	205,000	207,706
		446,273
Water — 0.3%
Aegea Finance SARL, (Brazil)
6.750%, due 5/20/29	195,000	193,121

Total Corporate Bonds
(Cost $52,132,211)		52,580,570

	Shares	Value
Short-Term Investments — 11.0%
Money Market Funds — 11.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.22%(d)	4,167,885	4,167,885
Dreyfus Government Cash Management Fund, Institutional Shares, 4.24%(d)(e)	2,410,318	2,410,318

Total Short-Term Investments
(Cost $6,578,203)		6,578,203

Total Investments — 103.1% (Cost $61,053,927)		61,451,796
Other Assets and Liabilities, Net — (3.1)%		(1,834,651)
Net Assets — 100.0%		$59,617,145

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2025.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2025

(c)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,044,525; total market value of collateral held by the Fund was $3,202,160. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $791,842.

(d)Reflects the 1-day yield at April 30, 2025.

(e)Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Bank Loans	$—	$2,293,023	$—	$2,293,023
Corporate Bonds	—	52,580,570	—	52,580,570
Short-Term Investments:
Money Market Funds	6,578,203	—	—	6,578,203
Total Investments in Securities	$6,578,203	$54,873,593	$—	$61,451,796

(f)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF

April 30, 2025

	Principal Amount	Value
Long-Term Bonds — 96.2%
Collateralized Mortgage Obligations — 16.3%
Mortgage Securities — 16.3%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.574%, due 7/25/45(a)(b)	$34,214	$27,976
Alternative Loan Trust
Series 2005-IM1 A1, 5.041%, (1 Month CME SOFR + 0.71%), due 1/25/36(a)	138,824	122,877
Banc of America Alternative Loan Trust
Series 2005-11 1CB5, 5.500%, due 12/25/35	40,227	36,259
Banc of America Funding Trust
Series 2006-I 6A1, 4.814%, (1 Month CME SOFR + 0.49%), due 12/20/46(a)	32,319	28,226
Banc of America Mortgage Trust
Series 2005-A 2A3, 5.123%, due 2/25/35(a)(b)	16,595	15,894
Chase Mortgage Finance Trust
Series 2005-S3 A14, 5.500%, due 11/25/35	49,567	35,286
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2005-AA A2, 4.691%, (1 Month CME SOFR + 0.36%), due 1/25/36(a)	25,847	24,026
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 5.041%, (1 Month CME SOFR + 0.71%), due 5/25/35(a)	68,570	58,892
CIM Trust
Series 2021-J2 AIOS, 0.210%, due 4/25/51(a)(b)(c)	1,573,729	20,408
Series 2021-J3 A31, 2.500%, due 6/25/51(a)(b)	117,522	95,151
Series 2025-NR1 A1, 5.000%, due 6/25/64	300,441	291,284
Citigroup Mortgage Loan Trust
Series 2014-C B3, 4.250%, due 2/25/54(a)(b)	640,000	533,242
Connecticut Avenue Securities
Series 2025-R01 1B1, 6.053%, (1 Month SOFR + 1.70%), due 1/25/45(a)	865,000	844,489
Connecticut Avenue Securities Trust
Series 2020-SBT1 1B1, 11.218%, (1 Month SOFR + 6.86%), due 2/25/40(a)	715,000	756,917
Series 2020-SBT1 2M2, 8.118%, (1 Month SOFR + 3.76%), due 2/25/40(a)	620,000	643,250
Series 2021-R03 1B2, 9.854%, (1 Month SOFR + 5.50%), due 12/25/41(a)	195,000	201,581
Series 2022-R01 1B2, 10.354%, (1 Month SOFR + 6.00%), due 12/25/41(a)	500,000	521,565
Series 2022-R02 2B2, 12.004%, (1 Month SOFR + 7.65%), due 1/25/42(a)	685,000	732,094

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Series 2022-R03 1B2, 14.204%, (1 Month SOFR + 9.85%), due 3/25/42(a)	$ 550,000	$ 613,250
Series 2022-R08 1B1, 9.954%, (1 Month SOFR + 5.60%), due 7/25/42(a)	95,000	101,888
Series 2023-R03 2M2, 8.254%, (1 Month SOFR + 3.90%), due 4/25/43(a)	350,000	369,033
Series 2023-R07 2M2, 7.603%, (1 Month SOFR + 3.25%), due 9/25/43(a)	290,000	300,150
Series 2024-R02 1B1, 6.854%, (1 Month SOFR + 2.50%), due 2/25/44(a)	65,000	65,162
Series 2024-R03 2M2, 6.303%, (1 Month SOFR + 1.95%), due 3/25/44(a)	395,000	394,999
Series 2024-R05 2B1, 6.354%, (1 Month SOFR + 2.00%), due 7/25/44(a)	500,000	493,128
CSMC
Series 2021-NQM2 A1, 1.179%, due 2/25/66(a)(b)	128,516	115,949
Series 2021-NQM4 A2, 1.409%, due 5/25/66(a)(b)	83,108	70,758
CSMC Trust
Series 2017-RPL1 B3, 2.980%, due 7/25/57(a)(b)	945,000	481,070
Flagstar Mortgage Trust
Series 2021-6INV A18, 2.500%, due 8/25/51(a)(b)	146,035	118,152
Series 2021-9INV A7, 2.500%, due 9/25/41(a)(b)	1,107,202	986,448
Galton Funding Mortgage Trust
Series 2018-2 A51, 4.500%, due 10/25/58(a)(b)	34,488	33,259
GS Mortage-Backed Securities Trust
Series 2020-PJ1 A1, 3.500%, due 5/25/50(a)(b)	323,350	290,313
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ4 A4, 2.500%, due 9/25/52(a)(b)	1,641,270	1,334,044
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 4.874%, (1 Month CME SOFR + 0.55%), due 5/19/35(a)	67,089	63,012
IndyMac INDX Mortgage Loan Trust
Series 2005-AR12 2A1A, 4.921%, (1 Month CME SOFR + 0.59%), due 7/25/35(a)	73,175	65,582
J.P. Morgan Mortgage Trust
Series 2019-8 A11, 5.291%, (1 Month CME SOFR + 0.96%), due 3/25/50(a)	12,070	11,436
Series 2021-11 A3, 2.500%, due 1/25/52(a)(b)	1,427,533	1,160,798
Series 2021-12 A3, 2.500%, due 2/25/52(a)(b)	1,159,286	944,456

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2025

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Series 2021-4 B1, 2.880%, due 8/25/51(a)(b)	$ 960,259	$ 778,425
Series 2022-1 A3, 2.500%, due 7/25/52(a)(b)	769,605	626,420
Series 2024-INV1 A4, 6.000%, due 4/25/55(a)(b)	693,607	702,326
Mello Mortgage Capital Acceptance
Series 2021-MTG1 A19, 2.500%, due 4/25/51(a)(b)	110,787	89,634
Merrill Lynch Mortgage Investors Trust
Series 2004-F B1, 5.428%, due 12/25/29(a)(b)	62,072	53,356
Mill City Mortgage Loan Trust
Series 2018-4 B4, 3.072%, due 4/25/66(a)(b)	414,516	253,494
Multifamily Connecticut Avenue Securities Trust
Series 2019-01 B10, 9.968%, (1 Month SOFR + 5.61%), due 10/25/49(a)	435,000	433,939
Series 2020-01 CE, 11.968%, (1 Month SOFR + 7.61%), due 3/25/50(a)	115,000	119,865
Series 2023-01 M10, 10.854%, (1 Month SOFR + 6.50%), due 11/25/53(a)	560,000	626,374
Series 2024-01 B1, 11.104%, (1 Month SOFR + 6.75%), due 7/25/54(a)	400,000	426,282
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	34,613	32,398
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	84,734	68,156
Provident Funding Mortgage Trust
Series 2021-INV1 B2, 2.780%, due 8/25/51(a)(b)	607,390	495,962
RALI Trust
Series 2005-QO3 A1, 5.241%, (1 Month CME SOFR + 0.91%), due 10/25/45(a)	92,885	65,712
Series 2007-QO3 A1, 4.761%, (1 Month CME SOFR + 0.43%), due 3/25/47(a)	86,401	77,661
RCKT Mortgage Trust
Series 2021-5 A1, 2.500%, due 11/25/51(a)(b)	4,477,843	3,645,244
Sequoia Mortgage Trust
Series 2021-4 AIO1, 0.164%, due 6/25/51(a)(b)(c)	4,986,520	49,383
Series 2023-2 B2, 5.021%, due 3/25/53(a)(b)	427,595	397,723
STACR Trust
Series 2018-HRP1 B2, 16.218%, (1 Month SOFR + 11.86%), due 5/25/43(a)	525,885	627,564
Towd Point Mortgage Trust
Series 2017-4 B5, 3.650%, due 6/25/57(a)(b)	249,771	158,317
Series 2018-2 B5, 3.766%, due 3/25/58(a)(b)	1,216,969	517,316

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Series 2019-1 B2, 3.463%, due 3/25/58(a)(b)	$ 815,000	$ 618,482
Series 2024-CES6 A2, 6.002%, due 11/25/64	265,000	269,417
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR17 1A, 5.770%, (Federal Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.20%), due 11/25/42(a)	22,438	21,090
Series 2004-AR12 A2B, 5.361%, (1 Month CME SOFR + 1.03%), due 10/25/44(a)	55,444	53,352
Series 2004-AR8 A1, 5.281%, (1 Month CME SOFR + 0.95%), due 6/25/44(a)	86,027	83,289
Series 2005-AR16 1A1, 4.715%, due 12/25/35(a)(b)	64,422	57,546
Series 2005-AR6 2A1A, 4.901%, (1 Month CME SOFR + 0.57%), due 4/25/45(a)	56,481	56,388
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-8 2CB3, 4.851%, (1 Month CME SOFR + 0.52%), due 10/25/35(a)	33,651	31,429
		24,438,848
Total Collateralized Mortgage Obligations
(Cost $24,425,966)		24,438,848
Commercial Asset-Backed Securities — 13.6%
Asset Backed Securities — 13.6%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G, 11.395%, due 9/15/32	644,350	643,322
AmeriCredit Automobile Receivables Trust
Series 2021-1 C, 0.890%, due 10/19/26	5,523	5,506
Avis Budget Rental Car Funding AESOP LLC
Series 2023-5A D, 7.350%, due 4/20/28	245,000	245,836
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 D, 7.104%, (1 Month SOFR + 2.75%), due 6/25/47(a)	62,778	63,984
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 C, 5.650%, due 4/16/29	250,000	252,134
Series 2024-1 D, 6.030%, due 11/15/29	780,000	791,855
CarMax Auto Owner Trust
Series 2024-3 C, 5.280%, due 3/15/30	485,000	493,870
Series 2024-1 C, 5.470%, due 8/15/29	80,000	81,108
CarMax Select Receivables Trust
Series 2024-A D, 6.270%, due 12/16/30	365,000	368,260
Series 2025-A D, 5.860%, due 7/15/31	305,000	303,045

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2025

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
CF Hippolyta Issuer LLC
Series 2020-1 A1, 1.690%, due 7/15/60	$ 521,682	$ 515,247
Series 2020-1 A2, 1.990%, due 7/15/60	395,633	364,189
Series 2020-1 B1, 2.280%, due 7/15/60	422,742	416,194
Series 2021-1A B1, 1.980%, due 3/15/61	438,238	412,404
Citibank Credit Card Issuance Trust
Series 2018-A7 A7, 3.960%, due 10/13/30	300,000	297,759
Dext ABS LLC
Series 2025-1 D, 5.650%, due 2/15/36	295,000	296,418
Drive Auto Receivables Trust
Series 2024-1 C, 5.430%, due 11/17/31	75,000	76,118
DT Auto Owner Trust
Series 2021-2A E, 2.970%, due 7/17/28	1,300,000	1,285,105
Series 2021-4A D, 1.990%, due 9/15/27	450,000	441,793
Evergreen Credit Card Trust, (Canada)
Series 2025-CRT5 C, 5.530%, due 5/15/29	390,000	392,788
Exeter Automobile Receivables Trust
Series 2022-2A E, 6.340%, due 10/15/29	710,000	654,645
Series 2022-5A E, 10.450%, due 4/15/30	735,000	773,268
First Investors Auto Owner Trust
Series 2023-1A D, 7.740%, due 1/15/31	285,000	302,101
Flagship Credit Auto Trust
Series 2020-1 D, 2.480%, due 3/16/26	3,380	3,377
Series 2020-3 D, 2.500%, due 9/15/26	47,498	47,250
Series 2021-1 D, 1.270%, due 3/15/27	179,504	176,477
Series 2021-2 D, 1.590%, due 6/15/27	100,000	97,108
Series 2021-2 E, 3.160%, due 9/15/28	410,000	391,791
Series 2021-3 D, 1.650%, due 9/15/27	514,000	489,955
Series 2021-3 E, 3.320%, due 12/15/28	650,000	598,996
Series 2021-4 C, 1.960%, due 12/15/27	40,000	39,551
Series 2022-1 D, 3.640%, due 3/15/28	335,000	323,575
Series 2022-2 D, 5.800%, due 4/17/28	615,000	577,233
Series 2024-1 C, 5.790%, due 2/15/30	345,000	351,970

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Series 2024-1 D, 6.300%, due 4/15/30	$ 900,000	$ 905,157
Ford Credit Auto Owner Trust
Series 2021-2 C, 2.110%, due 5/15/34	100,000	95,803
GLS Auto Receivables Issuer Trust
Series 2024-2A D, 6.190%, due 2/15/30	700,000	715,074
Series 2025-1A D, 5.610%, due 11/15/30	610,000	611,108
GMF Floorplan Owner Revolving Trust
Series 2023-2 A, 5.340%, due 6/15/30	100,000	102,931
Hilton Grand Vacations Trust
Series 2019-AA B, 2.540%, due 7/25/33	28,605	28,053
Hyundai Auto Receivables Trust
Series 2024-B C, 5.290%, due 10/15/31	210,000	215,134
LAD Auto Receivables Trust
Series 2024-1A D, 6.150%, due 6/16/31	100,000	102,442
Series 2024-2A D, 6.370%, due 10/15/31	430,000	443,628
Series 2024-3A D, 5.180%, due 2/17/32	565,000	561,262
Long Beach Mortgage Loan Trust
Series 2004-3 M1, 5.296%, (1 Month CME SOFR + 0.97%), due 7/25/34(a)	103,120	100,423
Navient Private Education Refi Loan Trust
Series 2021-A A, 0.840%, due 5/15/69	27,377	25,007
Series 2021-BA A, 0.940%, due 7/15/69	56,129	51,270
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	495,000	464,819
Series 2021-1 B1, 2.410%, due 10/20/61	525,000	477,011
Regatta 30 Funding Ltd., (Cayman Islands)
Series 2024-4A B, 5.963%, (3 Month CME SOFR + 1.65%), due 1/25/38(a)	300,000	298,285
Regatta XI Funding Ltd., (Cayman Islands)
Series 2018-1A AR, 5.680%, (3 Month CME SOFR + 1.40%), due 7/17/37(a)	250,000	249,994
Stifel SBA IO Trust
Series 2024-1A A2, 1.268%, due 6/25/50(a)(b)(c)	4,289,077	155,479
Structured Asset Investment Loan Trust
Series 2004-8 A6, 5.241%, (1 Month CME SOFR + 0.91%), due 9/25/34(a)	104,024	99,194

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2025

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Subway Funding LLC
Series 2024-1A A2I, 6.028%, due 7/30/54	$ 353,225	$ 357,246
Toyota Auto Loan Extended Note Trust
Series 2023-1A A, 4.930%, due 6/25/36	100,000	102,025
Tricon American Homes
Series 2020-SFR1 C, 2.249%, due 7/17/38	335,000	324,398
Series 2020-SFR1 D, 2.548%, due 7/17/38	460,000	446,320
Westlake Automobile Receivables Trust
Series 2024-3A D, 5.210%, due 4/15/30	400,000	400,233
Zayo Issuer LLC
Series 2025-1A B, 6.088%, due 3/20/55	470,000	471,069
		20,377,597
Total Commercial Asset-Backed Securities
(Cost $20,167,360)		20,377,597
Commercial Mortgage-Backed Securities — 17.2%
Mortgage Securities — 17.2%
BANK
Series 2019-BN19 B, 3.647%, due 8/15/61	80,000	67,151
Series 2019-BN19 C, 4.161%, due 8/15/61(a)(b)	1,215,000	900,716
Series 2017-BNK4 C, 4.372%, due 5/15/50(a)(b)	90,000	78,597
Series 2017-BNK6 D, 3.100%, due 7/15/60	470,000	380,628
Series 2017-BNK7 C, 4.114%, due 9/15/60(a)(b)	440,000	388,390
Series 2019-BN20 C, 3.769%, due 9/15/62(a)(b)	100,000	77,782
Series 2020-BN25 D, 2.500%, due 1/15/63	395,000	292,933
Series 2022-BNK39 AS, 3.181%, due 2/15/55	705,000	611,376
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 D, 3.000%, due 7/15/49	700,000	611,710
Bayview Commercial Asset Trust
Series 2007-1 A1, 4.771%, (1 Month CME SOFR + 0.44%), due 3/25/37(a)	45,996	43,025
BBCMS Mortgage Trust
Series 2022-C16 D, 2.500%, due 6/15/55(a)(b)	815,000	499,788
Series 2024-C24 AS, 5.867%, due 2/15/57	70,000	72,371
Benchmark Mortgage Trust
Series 2018-B1 C, 4.344%, due 1/15/51(a)(b)	649,000	561,492
Series 2018-B6 D, 3.241%, due 10/10/51(a)(b)	605,000	463,995
Series 2019-B11 A5, 3.542%, due 5/15/52	225,000	213,414

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2019-B14 C, 3.888%, due 12/15/62(a)(b)	$ 585,000	$ 447,872
Series 2019-B15 C, 3.831%, due 12/15/72(a)(b)	70,000	55,005
Series 2019-B9 C, 4.971%, due 3/15/52(a)(b)	300,000	261,840
Series 2020-B16 D, 2.500%, due 2/15/53	545,000	390,861
Series 2020-B17 C, 3.371%, due 3/15/53(a)(b)	910,000	691,566
BF Mortgage Trust
Series 2019-NYT E, 7.119%, (1 Month CME SOFR + 2.80%), due 12/15/35(a)	465,000	409,619
BMO Mortgage Trust
Series 2022-C1 111A, 3.378%, due 2/17/55(a)(b)	550,000	491,689
BWAY Mortgage Trust
Series 2013-1515 C, 3.446%, due 3/10/33	285,000	260,986
BX Commercial Mortgage Trust
Series 2020-VIVA D, 3.667%, due 3/11/44(a)(b)	100,000	90,478
Series 2022-CSMO D, 8.659%, (1 Month CME SOFR + 4.34%), due 6/15/27(a)	100,000	100,250
Series 2024-BRBK D, 10.291%, (1 Month CME SOFR + 5.97%), due 10/15/41(a)	345,000	338,091
BX Trust
Series 2019-OC11 D, 4.075%, due 12/9/41(a)(b)	500,000	463,671
Series 2021-RISE C, 5.886%, (1 Month CME SOFR + 1.56%), due 11/15/36(a)	84,533	83,635
CAMB Commercial Mortgage Trust
Series 2021-CX2 D, 2.864%, due 11/10/46(a)(b)	600,000	466,500
CD Mortgage Trust
Series 2017-CD4 C, 4.350%, due 5/10/50(a)(b)	495,000	452,799
Citigroup Commercial Mortgage Trust
Series 2015-GC29 AS, 3.457%, due 4/10/48	22,874	22,474
Series 2018-B2 D, 3.300%, due 3/10/51(a)(b)	1,070,000	798,366
COMM Mortgage Trust
Series 2014-UBS2 D, 4.911%, due 3/10/47(a)(b)	203,388	142,737
Series 2014-UBS4 A5, 3.694%, due 8/10/47	3,315	3,279
Series 2015-CR22 C, 4.039%, due 3/10/48(a)(b)	520,000	461,501
Series 2016-DC2 C, 4.811%, due 2/10/49(a)(b)	395,000	385,000
Series 2016-DC2 D, 4.061%, due 2/10/49(a)(b)	760,000	704,136

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2025

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
CONE Trust
Series 2024-DFW1 E, 8.210%, (1 Month CME SOFR + 3.89%), due 8/15/41(a)	$ 500,000	$ 492,521
CSAIL Commercial Mortgage Trust
Series 2015-C1 C, 3.958%, due 4/15/50(a)(b)	233,000	211,564
Series 2016-C6 D, 5.081%, due 1/15/49(a)(b)	100,000	85,202
Series 2018-C14 C, 5.039%, due 11/15/51(a)(b)	260,000	238,229
DBUBS Mortgage Trust
Series 2011-LC3A PM2, 5.268%, due 5/10/44(a)(b)	650,000	457,535
Freddie Mac Mscr Trust
Series 2024-MN8 M2, 8.604%, (1 Month SOFR + 4.25%), due 5/25/44(a)	430,000	445,939
Series 2025-MN10 B1, 9.304%, (1 Month SOFR + 4.95%), due 2/25/45(a)	445,000	436,129
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 B1, 10.353%, (1 Month SOFR + 6.00%), due 10/25/44(a)	405,000	404,520
Grace Trust
Series 2020-GRCE A, 2.347%, due 12/10/40	452,000	394,182
GS Mortgage Securities Trust
Series 2015-GC30 D, 3.384%, due 5/10/50	395,000	309,010
Series 2018-GS10 D, 3.000%, due 7/10/51	500,000	338,405
HILT Commercial Mortgage Trust
Series 2024-ORL D, 7.511%, (1 Month CME SOFR + 3.19%), due 5/15/37(a)	100,000	98,125
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3 C, 3.557%, due 8/15/49(a)(b)	810,000	714,655
Series 2022-NLP G, 8.847%, (1 Month CME SOFR + 4.27%), due 4/15/37(a)	361,223	316,134
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR4 AS, 4.290%, due 3/10/52	115,000	105,733
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 B, 4.009%, due 3/15/50(a)(b)	1,035,000	833,439
Series 2017-C7 D, 3.000%, SOFR, due 10/15/50	100,000	78,443
LSTAR Commercial Mortgage Trust
Series 2017-5 D, 4.822%, due 3/10/50(a)(b)	440,000	362,011
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22 AS, 3.561%, due 4/15/48	110,000	107,305

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Morgan Stanley Capital I Trust
Series 2016-UBS9 C, 4.745%, due 3/15/49(a)(b)	$ 500,000	$ 447,101
Series 2018-H3 D, 3.000%, due 7/15/51	135,000	112,140
MSWF Commercial Mortgage Trust
Series 2023-2 AS, 6.491%, due 12/15/56(a)(b)	75,000	79,090
Natixis Commercial Mortgage Securities Trust
Series 2021-APPL A, 5.536%, (1 Month CME SOFR + 1.21%), due 8/15/38(a)	100,000	96,033
ROCK Trust
Series 2024-CNTR E, 8.819%, due 11/13/41	790,000	825,870
SWCH Commercial Mortgage Trust
Series 2025-DATA A, 5.760%, (1 Month CME SOFR + 1.44%), due 3/15/42(a)	320,000	314,397
UBS Commercial Mortgage Trust
Series 2018-C9 C, 5.110%, due 3/15/51(a)(b)	330,000	266,961
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B, 3.649%, due 3/10/46(a)(b)	490,061	462,158
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5 D, 5.122%, due 1/15/59(a)(b)	469,000	409,460
Series 2016-NXS6 D, 3.059%, due 11/15/49	555,000	487,618
Series 2017-C38 C, 3.903%, due 7/15/50(a)(b)	320,000	287,879
Series 2017-C40 D, 2.700%, due 10/15/50	670,000	558,165
Series 2017-RC1 D, 3.250%, due 1/15/60	505,000	438,101
Series 2018-C44 D, 3.000%, due 5/15/51	710,000	549,823
Series 2019-C51 AS, 3.584%, due 6/15/52	116,000	106,592
Series 2019-C51 C, 4.289%, due 6/15/52(a)(b)	445,000	387,173
Series 2022-ONL E, 5.092%, due 12/15/39(a)(b)	350,000	303,363
WP Glimcher Mall Trust
Series 2015-WPG C, 3.633%, due 6/5/35(a)(b)	450,000	399,539
		25,746,267
Total Commercial Mortgage-Backed Securities
(Cost $25,095,911)		25,746,267
U.S. Government & Federal Agencies — 49.1%
Mortgage Securities — 48.7%
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(c)	178,532	17,122
Series 2023-438 C34, 6.000%, due 8/25/53(c)	802,031	192,043

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2025

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2024-440 C46, 4.000%, due 10/25/53(c)	$ 1,368,916	$ 303,619
Fannie Mae Pool
Series 2018-BK4772, 4.000%, due 8/1/48	23,736	22,359
Series 2018-BN0340, 4.500%, due 12/1/48	12,895	12,535
Series 2018-CA2056, 4.500%, due 7/1/48	57,596	56,077
Series 2018-CA2960, 4.500%, due 1/1/49	29,141	28,306
Series 2020-FM3129, 3.000%, due 5/1/50	86,673	76,122
Series 2020-FM3889, 3.000%, due 7/1/50	28,851	25,348
Series 2020-FM5299, 3.500%, due 11/1/50	22,842	20,692
Series 2021-FM7418, 2.500%, due 6/1/51	136,615	115,182
Series 2021-MA4438, 2.500%, due 10/1/51	2,810,043	2,343,000
Series 2021-MA4492, 2.000%, due 12/1/51	2,596,835	2,064,957
Series 2022-BU1417, 3.000%, due 1/1/52	102,159	88,907
Series 2022-MA4624, 3.000%, due 6/1/52	2,557,587	2,221,189
Series 2022-MA4626, 4.000%, due 6/1/52	2,184,039	2,039,243
Series 2022-MA4806, 5.000%, due 11/1/52	435,408	428,320
Series 2023-FS3603, 5.500%, due 8/1/53	48,817	49,078
Series 2023-FS3904, 5.000%, due 3/1/53	23,357	22,929
Series 2023-FS5641, 6.000%, due 8/1/53	103,925	106,156
Series 2023-FS5758, 6.000%, due 9/1/53	55,299	56,484
Series 2023-FS6211, 6.000%, due 11/1/53	131,022	133,994
Series 2023-MA4918, 5.000%, due 2/1/53	1,505,055	1,476,964
Series 2023-MA4919, 5.500%, due 2/1/53	1,629,885	1,630,799
Series 2023-MA4940, 5.000%, due 3/1/53	1,582,596	1,551,490
Series 2023-MA5009, 5.000%, due 5/1/53	2,148,949	2,108,286
Series 2023-MA5020, 5.000%, due 5/1/43	751,998	751,269
Series 2023-MA5139, 6.000%, due 9/1/53	2,173,097	2,207,901
Series 2023-MA5140, 6.500%, due 9/1/53	211,676	218,883
Series 2024-FS7587, 5.500%, due 4/1/54	73,616	73,781
Series 2024-FS8105, 2.000%, due 10/1/52	5,458,594	4,334,557

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2024-FS8206, 5.500%, due 6/1/54	$ 565,191	$ 567,689
Series 2024-FS9453, 4.500%, due 8/1/53	294,556	282,224
Series 2024-MA5353, 5.500%, due 5/1/54	1,741,368	1,738,308
Series 2025-MA5711, 5.000%, due 5/1/40	340,000	341,908
Fannie Mae REMICS
Series 2016-19 SD, 1.632%, (1 Month SOFR + 5.99%), due 4/25/46(a)(c)	131,636	11,829
Series 2016-57 SN, 1.582%, (1 Month SOFR + 5.94%), due 6/25/46(a)(c)	63,817	7,481
Series 2019-32 SB, 1.582%, (1 Month SOFR + 5.94%), due 6/25/49(a)(c)	53,038	6,379
Series 2019-77 LZ, 3.000%, due 1/25/50	186,916	163,693
Series 2020-23 PS, 1.582%, (1 Month SOFR + 5.94%), due 2/25/50(a)(c)	69,923	9,358
Series 2020-63 B, 1.250%, due 9/25/50	8,514	6,427
Series 2021-12 GC, 3.500%, due 7/25/50	84,259	76,585
Series 2021-3 TI, 2.500%, due 2/25/51(c)	1,098,834	179,168
Series 2021-34 MI, 2.500%, due 3/25/51(c)	130,698	16,801
Series 2021-40 SI, 1.482%, (1 Month SOFR + 5.84%), due 9/25/47(a)(c)	85,142	8,861
Series 2021-8 ID, 3.500%, due 3/25/51(c)	90,512	18,782
Series 2021-85 BI, 3.000%, due 12/25/51(c)	312,860	53,582
Series 2021-91 HI, 3.000%, due 1/25/52(c)	106,652	12,526
Series 2022-10 SA, 1.396%, (1 Month SOFR + 5.75%), due 2/25/52(a)(c)	646,510	78,066
Series 2024-48 SB, 1.546%, (1 Month SOFR + 5.90%), due 7/25/54(a)(c)	2,462,172	200,214
Series 2024-78 EV, 5.500%, due 10/25/35	449,110	453,131
Freddie Mac Gold Pool
Series 2018-G08831, 4.000%, due 8/1/48	11,969	11,293
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2024-K758 A2, 4.680%, due 10/25/31(a)(b)	945,000	962,353
Freddie Mac Pool
6.000%, due 9/1/54	1,110,000	1,134,943
Series 2019-QA1451, 3.000%, due 8/1/49	13,917	12,249
Series 2019-RA1780, 4.500%, due 11/1/49	34,345	33,527
Series 2021-SD8146, 2.000%, due 5/1/51	747,300	596,659
Series 2022-QD8143, 2.000%, due 3/1/52	90,983	72,200
Series 2022-RA6622, 2.500%, due 1/1/52	206,439	173,538

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2025

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-RA7122, 3.500%, due 4/1/52	$ 746,345	$ 678,385
Series 2022-SD8199, 2.000%, due 3/1/52	1,270,151	1,008,594
Series 2022-SD8220, 3.000%, due 6/1/52	463,645	402,797
Series 2022-SD8243, 3.500%, due 9/1/52	2,216,344	2,001,393
Series 2022-SD8256, 4.000%, due 10/1/52	546,961	510,641
Series 2022-SD8266, 4.500%, due 11/1/52	1,543,024	1,478,480
Series 2022-SD8277, 5.500%, due 12/1/52	584,213	584,766
Series 2022-SD8290, 6.000%, due 1/1/53	1,080,981	1,101,441
Series 2023-SD3392, 5.500%, due 7/1/53	39,777	39,990
Series 2023-SD3770, 2.500%, due 3/1/52	539,236	451,199
Series 2023-SD3960, 6.000%, due 10/1/53	292,930	299,017
Series 2023-SD4026, 6.000%, due 10/1/53	87,319	89,122
Series 2023-SD4268, 6.000%, due 11/1/53	131,571	134,014
Series 2023-SD4471, 6.500%, due 12/1/53	668,566	692,452
Series 2023-SD8325, 6.000%, due 5/1/53	953,513	969,223
Series 2023-SD8342, 5.500%, due 7/1/53	1,398,475	1,398,619
Series 2023-SD8343, 6.000%, due 7/1/53	81,878	83,199
Series 2023-SD8369, 6.500%, due 10/1/53	32,932	33,957
Series 2024-SD4958, 2.000%, due 6/1/52	3,690,998	2,938,432
Series 2024-SD5040, 5.500%, due 3/1/54	67,202	67,383
Series 2024-SD6766, 5.500%, due 11/1/54	1,252,734	1,250,939
Series 2024-SD6871, 5.500%, due 11/1/54	768,666	770,483
Series 2024-SD8407, 5.000%, due 3/1/54	215,798	211,547
Freddie Mac REMICS
Series 2017-4710 WZ, 3.500%, due 8/15/47	52,242	48,121
Series 2020-4993 KS, 1.582%, (1 Month SOFR + 5.94%), due 7/25/50(a)(c)	143,645	19,965
Series 2020-4994 TS, 1.632%, (1 Month SOFR + 5.99%), due 7/25/50(a)(c)	1,498,429	185,188
Series 2020-5021 SA, 0.000%, (1 Month SOFR + 3.55%), due 10/25/50(a)(c)	930,176	30,494

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2020-5036 IO, 3.500%, due 11/25/50(c)	$ 721,818	$ 150,563
Series 2020-5040 IO, 3.500%, due 11/25/50(c)	55,496	10,472
Series 2020-5041 JE, 1.250%, due 3/25/49	80,503	64,969
Series 2021-5070 PI, 3.000%, due 8/25/50(c)	64,467	11,252
Series 2021-5092 XA, 1.000%, due 1/15/41	104,910	90,392
Series 2021-5094 IP, 3.000%, due 4/25/51(c)	512,352	83,131
Series 2021-5152 BI, 3.000%, due 7/25/50(c)	88,715	15,138
Series 2021-5167 GI, 3.000%, due 11/25/51(c)	996,163	173,771
Series 2022-5191 IO, 3.500%, due 9/25/50(c)	70,063	12,988
Series 2022-5205 KI, 3.000%, due 12/25/48(c)	63,313	6,930
Series 2023-5326 QO, 0.000%, due 9/25/50(d)(e)	441,342	289,746
Series 2023-5328 JY, 0.250%, due 9/25/50	251,076	170,067
Series 2023-5351 DO, 0.000%, due 9/25/53(d)(e)	116,540	98,301
Series 2024-5471 SK, 0.996%, (1 Month SOFR + 5.35%), due 8/25/54(a)(c)	2,963,620	125,399
Series 2024-5472 SB, 0.996%, (1 Month SOFR + 5.35%), due 11/25/54(a)(c)	3,851,726	173,347
Series 2025-5527 FA, 5.354%, (1 Month SOFR + 1.00%), due 4/25/55(a)	1,425,853	1,414,641
Freddie Mac Stacr Remic Trust
Series 2025-HQA1 M2, 6.004%, (1 Month SOFR + 1.65%), due 2/25/45(a)	310,000	307,483
Freddie Mac STACR REMIC Trust
Series 2020-HQA1 B2, 9.568%, (1 Month SOFR + 5.21%), due 1/25/50(a)	85,000	91,210
Series 2021-DNA1 B1, 7.004%, (1 Month SOFR + 2.65%), due 1/25/51(a)	580,000	601,750
Series 2021-DNA5 M2, 6.004%, (1 Month SOFR + 1.65%), due 1/25/34(a)	185,888	186,460
Series 2021-DNA6 B2, 11.854%, (1 Month SOFR + 7.50%), due 10/25/41(a)	145,000	153,170
Series 2021-HQA1 B2, 9.354%, (1 Month SOFR + 5.00%), due 8/25/33(a)	325,000	360,645
Series 2021-HQA3 B2, 10.604%, (1 Month SOFR + 6.25%), due 9/25/41(a)	1,070,000	1,104,346

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2025

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-HQA4 B2, 11.354%, (1 Month SOFR + 7.00%), due 12/25/41(a)	$ 713,000	$ 751,889
Series 2021-HQA4 M2, 6.704%, (1 Month SOFR + 2.35%), due 12/25/41(a)	120,000	120,676
Series 2022-DNA1 B1, 7.754%, (1 Month SOFR + 3.40%), due 1/25/42(a)	70,000	71,483
Series 2022-DNA3 M2, 8.704%, (1 Month SOFR + 4.35%), due 4/25/42(a)	225,000	236,455
Series 2022-HQA1 M2, 9.604%, (1 Month SOFR + 5.25%), due 3/25/42(a)	225,000	238,412
Series 2022-HQA3 M1B, 7.904%, (1 Month SOFR + 3.55%), due 8/25/42(a)	680,000	709,296
Series 2022-HQA3 M2, 9.704%, (1 Month SOFR + 5.35%), due 8/25/42(a)	705,000	754,569
Series 2023-HQA3 M2, 7.704%, (1 Month SOFR + 3.35%), due 11/25/43(a)	385,000	402,086
Series 2024-HQA1 M2, 6.354%, (1 Month SOFR + 2.00%), due 3/25/44(a)	385,000	385,481
Freddie Mac STACR Securitized Participation Interests Trust
Series 2018-SPI3 B, 4.154%, due 8/25/48(a)(b)	698,275	532,962
Freddie Mac STACR Trust
Series 2019-FTR1 B2, 12.818%, (1 Month SOFR + 8.46%), due 1/25/48(a)	385,000	444,018
Series 2019-FTR3 B2, 9.254%, (1 Month SOFR + 4.91%), due 9/25/47(a)	500,000	524,794
Freddie Mac Strips
Series 2006-240, 0.000%, due 7/15/36(d)(e)	35,484	31,542
Series 2007-246, 0.000%, due 5/15/37(d)(e)	51,685	43,093
Series 2012-272, 0.000%, due 8/15/42(d)(e)	155,062	119,642
Series 2013-311 S1, 1.491%, (1 Month SOFR + 5.84%), due 8/15/43(a)(c)	1,250,801	137,522
Series 2023-397 C61, 5.500%, due 1/25/53(c)	640,538	140,709
Series 2023-402, 0.000%, due 9/25/53(d)(e)	98,345	81,797
Ginnie Mae II Pool
Series 2021-MA7706, 3.000%, due 11/20/51	884,385	783,376
Series 2024-787246, 3.000%, due 9/20/53	1,311,756	1,132,204
Ginnie Mae Strip
Series 2004-1 1, 0.000%, due 7/20/34(d)(e)	17,456	14,989

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Government National Mortgage Association
Series 2010-151 KO, 0.000%, due 6/16/37(d)(e)	$ 286,762	$ 265,043
Series 2016-93 AI, 4.500%, due 7/20/44(c)	610,606	150,539
Series 2019-128 KF, 3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(a)	28,054	25,158
Series 2019-128 YF, 3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(a)	28,475	25,681
Series 2019-92 GF, 3.500%, (1 Month CME SOFR + 0.80%), due 7/20/49(a)	27,212	24,338
Series 2019-97 FG, 3.500%, (1 Month CME SOFR + 0.80%), due 8/20/49(a)	621,613	551,157
Series 2020-1 YS, 0.000%, (1 Month CME SOFR + 2.72%), due 1/20/50(a)(c)	124,121	1,134
Series 2020-129 SB, 0.000%, (1 Month CME SOFR + 3.09%), due 9/20/50(a)(c)	166,923	2,176
Series 2020-146 SA, 1.867%, (1 Month CME SOFR + 6.19%), due 10/20/50(a)(c)	135,839	20,139
Series 2020-149 IQ, 2.500%, due 10/20/50(c)	141,658	20,597
Series 2020-166 CA, 1.000%, due 11/20/50	329,996	247,540
Series 2020-166 IC, 2.000%, due 11/20/50(c)	64,705	8,224
Series 2020-167 SN, 1.867%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(c)	466,646	70,588
Series 2020-168 IA, 0.979%, due 12/16/62(a)(b)(c)	2,104,155	157,535
Series 2020-177 IO, 0.820%, due 6/16/62(a)(b)(c)	239,322	14,900
Series 2020-183 HT, 1.420%, (1 Month SOFR + 5.77%), due 12/20/50(a)(c)	122,354	15,917
Series 2020-188 GI, 2.000%, due 12/20/50(c)	1,049,486	126,584
Series 2020-188 IO, 2.000%, due 12/20/50(c)	91,646	10,075
Series 2020-189 NS, 1.867%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(c)	127,793	20,613
Series 2020-189 SU, 1.867%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(c)	384,659	59,219
Series 2020-34 SC, 1.617%, (1 Month CME SOFR + 5.94%), due 3/20/50(a)(c)	83,493	11,030
Series 2020-5 FA, 3.500%, (1 Month CME SOFR + 0.81%), due 1/20/50(a)	407,777	367,604

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2025

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2020-96 CS, 1.667%, (1 Month CME SOFR + 5.99%), due 8/20/49(a)(c)	$ 236,881	$ 31,284
Series 2021-1 IT, 3.000%, due 1/20/51(c)	91,133	15,635
Series 2021-1 PI, 2.500%, due 12/20/50(c)	71,781	10,977
Series 2021-122 HS, 1.867%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(c)	1,024,102	139,852
Series 2021-140 GF, 2.500%, (1 Month CME SOFR + 0.76%), due 8/20/51(a)	460,632	380,975
Series 2021-16 AS, 0.000%, (1 Month CME SOFR + 2.64%), due 1/20/51(a)(c)	2,198,338	18,268
Series 2021-177 IM, 3.000%, due 10/20/51(c)	101,744	17,268
Series 2021-177 SB, 0.000%, (1 Month SOFR + 3.20%), due 10/20/51(a)(c)	4,910,270	98,770
Series 2021-179 SA, 1.867%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(c)	1,067,056	155,215
Series 2021-188 IO, 2.500%, due 10/20/51(c)	1,222,675	195,251
Series 2021-195 B, 1.500%, due 8/16/63	1,520,000	651,665
Series 2021-205 GA, 2.000%, due 11/20/51	139,775	115,075
Series 2021-226 SA, 0.000%, (1 Month SOFR + 1.70%), due 12/20/51(a)(c)	1,499,161	2,353
Series 2021-29 AS, 0.000%, (1 Month SOFR + 2.70%), due 2/20/51(a)(c)	249,087	2,690
Series 2021-30 HI, 2.000%, due 2/20/51(c)	198,186	22,380
Series 2021-44 IQ, 3.000%, due 3/20/51(c)	642,508	101,659
Series 2021-47 IO, 0.992%, due 3/16/61(a)(b)(c)	362,850	25,066
Series 2021-50 KI, 2.500%, due 1/20/48(c)	180,439	20,483
Series 2021-56 FE, 2.500%, (1 Month SOFR + 0.20%), due 10/20/50(a)(c)	127,923	18,455
Series 2021-57 SA, 1.867%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(c)	1,739,847	240,490
Series 2021-57 SD, 1.867%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(c)	2,465,259	350,250
Series 2021-67 PI, 3.000%, due 4/20/51(c)	85,454	14,748
Series 2021-96 FG, 3.500%, (1 Month SOFR + 0.30%), due 6/20/51(a)	393,521	353,147
Series 2021-96 GP, 1.000%, due 6/20/51	371,839	285,039
Series 2021-96 JS, 1.917%, (1 Month CME SOFR + 6.24%), due 6/20/51(a)(c)	1,170,870	177,695

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-96 NS, 1.867%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	$ 131,907	$ 19,727
Series 2021-96 SN, 1.867%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	161,381	21,101
Series 2021-97 SD, 0.000%, (1 Month SOFR + 2.60%), due 6/20/51(a)(c)	379,666	2,811
Series 2021-97 SM, 1.867%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	113,833	17,930
Series 2021-98 IN, 3.000%, due 6/20/51(c)	80,072	14,193
Series 2022-1 CF, 2.500%, (1 Month SOFR + 0.80%), due 1/20/52(a)	246,677	206,206
Series 2022-10 IC, 2.000%, due 11/20/51(c)	1,107,453	126,545
Series 2022-101 SB, 0.000%, (1 Month SOFR + 3.30%), due 6/20/52(a)(c)	1,137,500	15,548
Series 2022-107 SA, 0.000%, (1 Month SOFR + 3.47%), due 6/20/52(a)(c)	5,736,477	105,754
Series 2022-113 Z, 2.000%, due 9/16/61	42,330	20,326
Series 2022-137 S, 1.867%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(c)	1,276,043	179,134
Series 2022-182 IO, 3.000%, due 10/20/45(c)	321,517	45,602
Series 2022-185 DI, 1.022%, due 10/16/65(a)(b)(c)	880,845	63,945
Series 2022-190 HS, 1.617%, (1 Month CME SOFR + 5.94%), due 2/20/50(a)(c)	328,445	43,771
Series 2022-207 IO, 3.000%, due 8/20/51(c)	79,325	13,387
Series 2022-78 S, 0.000%, (1 Month SOFR + 3.70%), due 4/20/52(a)(c)	136,947	2,864
Series 2022-87 SA, 0.000%, (1 Month SOFR + 3.30%), due 5/20/52(a)(c)	2,265,985	30,974
Series 2023-1 HD, 3.500%, due 1/20/52	181,815	164,706
Series 2023-159 CI, 0.953%, due 7/16/65(a)(b)(c)	1,916,669	144,679
Series 2023-172 IO, 1.381%, due 2/16/66(a)(b)(c)	2,262,623	218,677
Series 2023-194 CI, 0.815%, due 10/16/65(a)(b)(c)	1,505,648	98,589
Series 2023-26 L, 3.800%, due 4/16/65(a)(b)	180,000	135,346
Series 2023-37 IB, 2.500%, due 10/20/50(c)	660,890	87,275
Series 2023-53, 0.000%, due 4/20/53(d)(e)	280,578	218,463
Series 2023-59 YC, 7.027%, due 9/20/51(a)(b)	67,289	74,230
Series 2023-60 ES, 2.500%, (1 Month SOFR + 11.20%), due 4/20/53(a)	63,514	61,133

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2025

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-63 MA, 3.500%, due 5/20/50	$ 180,205	$ 165,351
Series 2023-66 OQ, 0.000%, due 7/20/52(d)(e)	163,168	126,758
Series 2023-80 SA, 0.900%, (1 Month SOFR + 5.25%), due 6/20/53(a)(c)	2,338,906	94,867
Series 2023-86 SE, 2.300%, (1 Month SOFR + 6.65%), due 9/20/50(a)(c)	740,530	118,348
Series 2024-29 B, 2.500%, due 8/16/64(a)(b)	265,000	197,770
Series 2024-48 JI, 3.000%, due 7/20/51(c)	826,384	142,570
Series 2024-51 SX, 0.850%, (1 Month SOFR + 5.20%), due 3/20/54(a)(c)	4,114,611	193,588
Seasoned Credit Risk Transfer Trust Series
Series 2025-1 MTU, 3.250%, due 11/25/64	1,468,184	1,258,994
Seasoned Loans Structured Transaction Series
Series 2018-1 A1, 3.500%, due 6/25/28	48,955	47,619
		72,959,635
U.S. Treasury Note — 0.4%
U.S. Treasury Notes
3.875%, due 4/30/30	565,000	569,017
Total U.S. Government & Federal Agencies
(Cost $72,923,764)		73,528,652
Collateralized Loan Obligations — 3.1%
AGL CLO 32 Ltd., (Cayman Islands), Class Series 2024-32A A1, 5.65%(a)	250,000	249,995
AGL CLO 35 Ltd., (Cayman Islands), Class Series 2024-35A A2, 5.82%(a)	250,000	248,867
AIMCO CLO Series, (Cayman Islands), Class Series 2018-AA B1R, 5.93%(a)	300,000	298,408
Apidos CLO LI Ltd., (Jersey), Class Series 2024-51A B, 5.85%(a)	250,000	247,250
Apidos CLO XVIII-R, Class Series 2018-18A BR2, 5.97%(a)	380,000	377,392
Ares Direct Lending CLO 3 LLC, Class Series 2024-3A A2, 6.02%(a)	250,000	247,678
Bain Capital Credit CLO Ltd., (Cayman Islands), Class Series 2021-6A DR, 7.22%(a)	250,000	250,035
Blackrock Rainier CLO VI Ltd., (Cayman Islands), Class Series 2021-6A A1R, 5.82%(a)	250,000	248,250
Fortress Credit Opportunities XXI CLO LLC, Class Series 2023-21A A1TR, 5.84%(a)	300,000	298,749
Golub Capital Partners CLO 76 B Ltd., (Jersey), Class Series 2024-76A A1, 5.65%(a)	250,000	249,346
Golub Capital Partners CLO 78M, Class Series 2025-78A A1, 5.69%(a)	400,000	394,847

	Principal Amount	Value
Collateralized Loan Obligations (continued)
Great Lakes CLO Ltd., (Cayman Islands), Class Series 2019-1A ARR, 5.79%(a)	$340,000	$ 337,344
OCP CLO Ltd., (Cayman Islands), Class Series 2017-14A A1R, 5.64%(a)	250,000	249,237
Owl Rock CLO XX LLC, (Cayman Islands), Class Series 2024-20A C, 6.38%(a)	250,000	243,882
Signal Peak CLO 12 Ltd., (Jersey), Class Series 2022-12A A1R, 5.67%(a)	250,000	249,994
Silver Point Scf Clo IV Ltd., Class Series 2021-1A A2R, 6.21%(a)	250,000	251,355
Texas Debt Capital CLO Ltd., (Cayman Islands), Class Series 2024-2A B, 5.98%(a)	250,000	249,334
Total Collateralized Loan Obligations
(Cost $4,720,000)		4,691,963
Short-Term Investment — 1.1%
	Shares	Value
Money Market Fund — 1.1%
Dreyfus Treasury Obligations Cash Management Fund, 4.21%(f)
(Cost $1,637,958)	1,637,958	1,637,958

Total Investments — 100.4% (Cost $148,970,959)		150,421,285
Other Assets and Liabilities, Net — (0.4)%		(644,865)
Net Assets — 100.0%		$149,776,420

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2025.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(d)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(e)A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

(f)Reflects the 1-day yield at April 30, 2025.

Abbreviations
CMT	- Constant Maturity Treasury Index
REMIC	- Real Estate Mortgage Investment Conduit
SOFR	- Secured Financing Overnight Rate

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2025

Open futures contracts outstanding at April 30, 2025:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at April 30, 2025	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	June 2025	262	$28,712,123	$29,401,312	$689,189
U.S. 10 Year Ultra Note (CBT)	Citigroup Global Markets Inc.	June 2025	(9)	(1,019,651)	(1,032,609)	(12,958)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	June 2025	60	6,407,943	6,551,719	143,776
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	June 2025	(7)	(811,764)	(816,375)	(4,611)
						$815,396

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $534,498 at April 30, 2025.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
U.S. Government & Federal Agencies	$—	$73,528,652	$—	$73,528,652
Collateralized Mortgage Obligations	—	24,438,848	—	24,438,848
Commercial Asset-Backed Securities	—	20,377,597	—	20,377,597
Commercial Mortgage-Backed Securities	—	25,746,267	—	25,746,267
Collateralized Loan Obligations	—	4,691,963	—	4,691,963
Short-Term Investment:
Money Market Fund	1,637,958	—	—	1,637,958
Total Investments in Securities	1,637,958	148,783,327	—	150,421,285
Other Financial Instruments:(h)
Futures Contracts	832,965	—	—	832,965
Total Investments in Securities and Other Financial Instruments	$2,470,923	$148,783,327	$—	$151,254,250
Liability Valuation Inputs
Other Financial Instruments:(h)
Futures Contracts	$(17,569)	$—	$—	$(17,569)

(g)For a complete listing of investments and their industries, see the Schedule of Investments.

(h)Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF

April 30, 2025

	Principal Amount	Value
Municipal Bonds — 99.0%
Alabama — 1.6%
Black Belt Energy Gas District, Revenue Bonds
Series B-2
4.270%, (Municipal Swap Index + 0.65%), due 4/1/53(a)(b)	$ 2,500,000	$ 2,423,746
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	2,200,000	2,253,104
University of South Alabama, Revenue Bonds
Series A Insured: BAM
5.250%, due 4/1/54	2,500,000	2,599,679
		7,276,529
Alaska — 0.3%
University of Alaska, Revenue Bonds
Series V-1 Insured: AGM-CR
5.000%, due 10/1/44	1,365,000	1,370,406
Arizona — 0.6%
City of Lake Havasu City AZ Wastewater System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 7/1/40	1,000,000	1,002,425
Maricopa County Unified School District No 60 Higley, Certificates of Participation
Insured: AGM
4.125%, due 6/1/42	500,000	479,563
4.250%, due 6/1/47	1,500,000	1,420,979
		2,902,967
Arkansas — 0.1%
City of Clarksville AR Sales & Use Tax Revenue, Revenue Bonds
Insured: BAM
3.000%, due 11/1/26	500,000	494,728
California — 11.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds
Series B Insured: AGM
4.000%, due 7/1/39	5,105,000	4,827,186
California Community Choice Financing Authority,
Revenue Bonds Series G
5.000%, due 11/1/55(a)(b)	3,575,000	3,682,688
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	535,000	527,590
California Statewide Communities Development Authority, Revenue Bonds
Insured: BAM
3.000%, due 5/15/54	2,895,000	2,032,273
Chaffey Joint Union High School District,
General Obligation Bonds Series G
4.580%, due 8/1/42(c)	1,000,000	457,556
City of Long Beach CA Airport System Revenue,
Revenue Bonds Series C Insured: AGM
5.000%, due 6/1/42	1,000,000	1,012,728
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	4,811,354

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.440%, due 8/1/30(c)	$ 1,000,000	$ 835,810
Fontana Unified School District, General Obligation Bonds
Insured: AGM
2.375%, due 8/1/44	2,500,000	1,641,750
Foothill-De Anza Community College District, General Obligation Bonds
Series 99 Insured: NATL-IBC FGIC
3.170%, due 8/1/29(c)	1,050,000	918,392
Lake Tahoe Unified School District, General Obligation Bonds
Series B Insured: NATL
3.520%, due 8/1/30(c)	1,110,000	923,927
Los Angeles Department of Water & Power, Revenue Bonds
Series B
5.000%, due 7/1/38	1,215,000	1,224,613
5.000%, due 7/1/45	1,085,000	1,089,968
5.000%, due 7/1/48	1,040,000	1,039,153
Series D
5.000%, due 7/1/48	250,000	250,016
Series E
5.000%, due 7/1/34	655,000	698,210
5.000%, due 7/1/48	1,575,000	1,579,556
Madera Unified School District, General Obligation Bonds
Insured: NATL
3.660%, due 8/1/31(c)	2,725,000	2,171,822
Natomas Unified School District, General Obligation Bonds
Insured: AGM
3.000%, due 8/1/47	3,135,000	2,324,286
Oak Grove School District, General Obligation Bonds
Series 2 Insured: BAM
4.810%, due 6/1/46(c)	4,000,000	1,467,695
Oroville Union High School District, General Obligation Bonds
Series 08 Insured: AGM
3.640%, due 8/1/29(c)	1,230,000	1,054,907
Placer Union High School District, General Obligation Bonds
Insured: AGM
3.450%, due 8/1/30(c)	975,000	814,495
River Delta Unified School District School Facilities Improvement District No 1, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/45	1,565,000	1,471,264
River Islands Public Financing Authority, Special Tax
Series 1 Insured: AGM
5.250%, due 9/1/52	735,000	747,012
Riverside County Transportation Commission, Revenue Bonds
Insured: BAM
3.000%, due 6/1/49	2,592,000	1,949,279
Sacramento City Unified School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 8/1/48	1,000,000	937,872
San Francisco Community College District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 6/15/49	4,500,000	4,787,228
Southern California Public Power Authority, Revenue Bonds
Series C
5.000%, due 7/1/27	660,000	660,209

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Twin Rivers Unified School District, General Obligation Bonds
Insured: AGM
4.820%, due 8/1/41(c)	$ 2,000,000	$ 922,754
Vista Unified School District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 8/1/41	3,000,000	3,237,357
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
3.260%, due 8/1/26(c)	1,100,000	1,056,174
		51,155,124
Colorado — 4.3%
Arista Metropolitan District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/48	2,650,000	2,698,291
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/45	3,000,000	2,761,392
City of Grand Junction CO Joint Sewer System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 12/1/49	4,250,000	3,978,118
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM-TCRS MORAL OBLIG
4.000%, due 9/1/46	2,385,000	2,081,240
Colorado Springs School District No 11 Facilities Corp., Certificates of Participation
Insured: BAM
5.250%, due 12/15/48	2,250,000	2,349,972
Colorado Water Resources & Power Development Authority, Revenue Bonds
Series A Insured: AGM
5.500%, due 9/1/43	500,000	537,449
E-470 Public Highway Authority, Revenue Bonds
Series B Insured: NATL
3.650%, due 9/1/25(c)	2,350,000	2,321,453
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.500%, due 12/1/47	600,000	620,349
Green Gables Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/38	760,000	777,956
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	429,777
Trails at Crowfoot Metropolitan District No 3, General Obligation Bonds
Series A Insured: AGC
5.000%, due 12/1/39	1,000,000	1,048,947
		19,604,944
District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM
4.960%, due 10/1/37(c)	1,500,000	816,666
Series B Insured: AGM
4.000%, due 10/1/53	2,000,000	1,729,133
		2,545,799

	Principal Amount	Value
Municipal Bonds (continued)
Florida — 4.5%
County of Brevard FL, Revenue Bonds
Insured: AGM
5.000%, due 8/1/29	$ 3,860,000	$ 3,950,291
County of Miami-Dade FL, Revenue Bonds
Insured: BAM
4.590%, due 10/1/46(c)	290,000	109,768
County of Miami-Dade Seaport Department, Revenue Bonds
Series 1 Insured: AGM
4.000%, due 10/1/41	1,425,000	1,376,028
Series 2 Insured: AGM
3.000%, due 10/1/50	4,090,000	2,902,094
County of Osceola FL Transportation Revenue, Revenue Bonds
Series A Insured: AGM-CR
4.760%, due 10/1/41(c)	1,015,000	468,856
Series A-2 Insured: AGM-CR
4.660%, due 10/1/40(c)	1,250,000	614,417
County of Pasco FL, Revenue Bonds
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,059,167
Flagler County School District, Certificates of Participation
Series R Insured: AGC
5.000%, due 8/1/29	2,000,000	2,117,495
School Board of Miami-Dade County (The), General Obligation Bonds
5.000%, due 3/15/39	1,645,000	1,663,341
Wildwood Utility Dependent District, Revenue Bonds
Insured: BAM
5.000%, due 10/1/52	6,375,000	6,501,156
		20,762,613
Georgia — 0.5%
DeKalb Newton & Gwinnett Counties Joint Development Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/39	2,250,000	2,250,830
Idaho — 0.4%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	1,000,000	957,939
5.250%, due 5/1/42	800,000	809,387
		1,767,326
Illinois — 14.2%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,075,000	1,104,236
Series A Insured: AGM
5.000%, due 12/1/34	1,300,000	1,329,565
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	1,750,000	1,877,010
Insured: BAM
5.750%, due 4/1/48	750,000	795,428
Chicago Midway International Airport, Revenue Bonds
Series A Insured: BAM
5.750%, due 1/1/42	2,000,000	2,161,078

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.250%, due 1/1/42	$ 1,470,000	$ 1,575,637
Series A Insured: AGM
5.250%, due 1/1/45	5,610,000	5,772,457
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/50	4,700,000	4,132,699
City of Calumet City IL, General Obligation Bonds
Series A Insured: AGM
4.500%, due 3/1/43	1,000,000	944,867
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	3,750,000	3,962,071
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/26	1,100,000	1,097,257
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/37	2,000,000	1,751,851
Cook County Community College District No 508, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/28	1,000,000	1,046,159
Cook County School District No 86 Harwood Heights, General Obligation Bonds
Insured: BAM
5.000%, due 10/1/49	2,375,000	2,403,277
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	1,972,321
5.500%, due 10/1/42	1,260,000	1,337,734
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds
Insured: AGC
5.000%, due 12/1/39	4,060,000	4,279,724
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A Insured: NATL
4.320%, due 12/15/32(c)	2,010,000	1,450,453
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/40	400,000	370,981
4.000%, due 10/1/41	400,000	367,608
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,365,281
Sales Tax Securitization Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/37	1,200,000	1,253,204
Series C Insured: BAM
5.250%, due 1/1/48	2,500,000	2,558,778
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,670,880

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/43	$ 1,440,000	$ 1,473,195
5.000%, due 12/1/46	1,800,000	1,827,586
Sangamon County School District No 186 Springfield, General Obligation Bonds
Insured: BAM
5.500%, due 6/1/50	2,700,000	2,857,356
Southern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 4/1/40	450,000	405,429
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/40	2,700,000	2,882,038
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,043,512
University of Illinois, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 4/1/36	940,000	905,964
Village of Bellwood IL, General Obligation Bonds
Series B Insured: AGM
5.000%, due 12/1/25	1,510,000	1,523,640
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	3,765,000	4,041,238
Williamson County Community Unit School District No 1 Johnston City, General Obligation Bonds
Insured: AGM
3.870%, due 12/1/26(c)	590,000	555,133
4.040%, due 12/1/25(c)	590,000	576,298
		64,671,945
Indiana — 2.6%
City of Carmel IN Waterworks Revenue, Revenue Bonds
Series C Insured: BAM
5.250%, due 5/1/51	1,500,000	1,541,792
Evansville Waterworks District, Revenue Bonds
Series A Insured: BAM
4.250%, due 1/1/49	1,000,000	957,165
5.000%, due 7/1/47	2,000,000	2,030,799
Indiana Municipal Power Agency, Revenue Bonds
Series A Insured: AGC
5.000%, due 1/1/43	3,810,000	4,008,629
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	3,000,000	3,213,632
		11,752,017
Iowa — 1.8%
City of Orange City IA Water Revenue, Revenue Bonds
Series B Insured: AGM
4.250%, due 6/1/42	1,165,000	1,093,867
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/39	1,235,000	846,338

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Iowa (continued)
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.000%, due 7/1/41	$ 2,100,000	$ 2,009,036
Davenport Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/43	3,395,000	3,176,048
Jesup Community School District, General Obligation Bonds
Insured: AGM
3.000%, due 6/1/31	580,000	556,255
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	316,224
		7,997,768
Kentucky — 1.5%
Christian County School District Finance Corp., Revenue Bonds
Insured: AGM ST INTERCEPT
4.500%, due 10/1/48	2,035,000	2,008,631
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.000%, due 9/1/49	2,900,000	2,923,880
Kentucky Municipal Power Agency, Revenue Bonds
5.000%, due 9/1/34	1,155,000	1,189,504
Paducah Electric Plant Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/34	650,000	660,002
		6,782,017
Louisiana — 1.1%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/43	1,500,000	1,557,498
City of Shreveport LA, General Obligation Bonds
Insured: AGC
5.000%, due 3/1/49	1,500,000	1,522,285
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
Insured: AGM
5.000%, due 8/1/31	2,000,000	2,060,936
		5,140,719
Maine — 2.2%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	151,906
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
4.250%, due 7/1/54	2,500,000	2,333,690
5.250%, due 7/1/49	5,000,000	5,217,873
Series C Insured: AGM ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,273,159
5.500%, due 7/1/42	1,000,000	1,069,429
		10,046,057
Maryland — 0.4%
State of Maryland, General Obligation Bonds
Series B
5.000%, due 8/1/26	2,000,000	2,052,405

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts — 0.5%
City of Worcester MA, General Obligation Bonds
Insured: AGM
2.000%, due 2/15/34	$1,000,000	$837,280
Massachusetts Development Finance Agency, Revenue Bonds
Series C Insured: AGM
3.000%, due 10/1/45	1,945,000	1,485,120
		2,322,400
Michigan — 2.6%
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/26	1,070,000	1,083,260
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,100,000	2,136,429
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 7/1/46	2,475,000	2,489,163
Port Huron Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/39	1,500,000	1,459,313
Wayne County Airport Authority, Revenue Bonds
Series B Insured: AGM
5.500%, due 12/1/39	635,000	690,928
5.500%, due 12/1/48	3,620,000	3,797,569
		11,656,662
Missouri — 1.0%
Hickman Mills C-1 School District, General Obligation Bonds
C-1 Insured: BAM
5.750%, due 3/1/41	1,960,000	2,087,022
Kansas City Municipal Assistance Corp., Revenue Bonds
Series B1 Insured: AMBAC
3.700%, due 4/15/26(c)	1,720,000	1,660,515
St Louis Municipal Finance Corp., Revenue Bonds
Insured: AGM
5.000%, due 10/1/40	770,000	793,283
		4,540,820
Nebraska — 1.4%
Elkhorn School District, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/45	3,500,000	3,248,811
5.000%, due 12/15/41	1,560,000	1,662,491
Omaha Airport Authority, Revenue Bonds
Insured: AGC
5.250%, due 12/15/54	1,250,000	1,277,619
		6,188,921
Nevada — 0.5%
City of Reno NV, Revenue Bonds
Series A1 Insured: AGM
4.000%, due 6/1/46	1,050,000	943,597
Clark County School District, General Obligation Bonds
Series C
2.000%, due 6/15/28	1,425,000	1,332,796
		2,276,393

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
New Hampshire — 0.3%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series B Insured: BAM
4.000%, due 8/1/33	$ 1,480,000	$ 1,448,293
New Jersey — 2.9%
Berlin Borough School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/40	1,255,000	1,243,697
4.000%, due 3/1/41	1,310,000	1,282,882
Jersey City Municipal Utilities Authority, Revenue Bonds
Series E Insured: BAM MUN GOVT GTD
5.750%, due 10/15/48	725,000	807,767
5.750%, due 10/15/51	1,000,000	1,111,360
5.750%, due 10/15/55	1,665,000	1,847,328
Mountain Lakes School District, General Obligation Bonds
Insured: SCH BD RES FD
2.000%, due 8/1/25	250,000	248,490
New Jersey Turnpike Authority, Revenue Bonds
Series 4 Insured: AGM
5.250%, due 1/1/26	1,500,000	1,522,944
Newark Parking Authority (The), Revenue Bonds
Insured: AGM
5.250%, due 2/1/43	500,000	507,718
5.500%, due 2/1/51	1,000,000	1,016,306
South Jersey Transportation Authority, Revenue Bonds
Insured: BAM
5.250%, due 11/1/52	2,250,000	2,330,604
Series A Insured: AGC-CR
4.000%, due 11/1/50	1,305,000	1,145,214
		13,064,310
New Mexico — 0.3%
University of New Mexico (The), Revenue Bonds
Insured: AGM
5.500%, due 6/1/53	1,485,000	1,586,979
New York — 5.8%
Amherst Development Corp., Revenue Bonds
Insured: BAM
4.000%, due 10/1/42	3,905,000	3,595,540
Series A Insured: AGM
5.000%, due 10/1/32	1,560,000	1,602,722
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/35	400,000	428,025
5.250%, due 7/15/36	300,000	319,606
5.250%, due 7/15/37	325,000	344,635
5.250%, due 7/15/42	1,800,000	1,862,270
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM-CR
4.125%, due 4/1/47	2,975,000	2,846,984
Metropolitan Transportation Authority, Revenue Bonds
Series 1
4.000%, due 11/15/46	500,000	437,020
Series A1
5.000%, due 11/15/29	500,000	507,421
Series E
4.000%, due 11/15/45	450,000	396,600

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Industrial Development Agency, Revenue Bonds
Insured: AGM
3.000%, due 3/1/49	$ 1,265,000	$ 907,019
New York Convention Center Development Corp.,
Revenue Bonds Series B Insured: BAM
4.430%, due 11/15/36(c)	4,400,000	2,652,268
5.370%, due 11/15/55(c)	1,825,000	362,080
New York Liberty Development Corp., Revenue Bonds
Series 1WTC Insured: BAM
4.000%, due 2/15/43	1,480,000	1,365,015
New York Power Authority, Revenue Bonds
Insured: AGM
4.000%, due 11/15/47	2,530,000	2,341,713
Series A Insured: AGM
5.250%, due 11/15/39	1,000,000	1,094,993
5.250%, due 11/15/41	1,000,000	1,084,174
New York State Dormitory Authority, Revenue Bonds
Insured: AGC
5.250%, due 10/1/42	1,650,000	1,760,652
Series A Insured: AGM
4.000%, due 10/1/36	5,000	5,149
New York Transportation Development Corp., Revenue Bonds
Insured: AGM
5.125%, due 6/30/60	2,000,000	2,009,067
Port Authority of New York & New Jersey, Revenue Bonds
Series 231ST
5.500%, due 8/1/52	765,000	792,274
		26,715,227
North Carolina — 2.9%
Greater Asheville Regional Airport Authority, Revenue Bonds
Insured: AGM
5.250%, due 7/1/41	1,405,000	1,485,921
5.250%, due 7/1/43	1,625,000	1,693,504
Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,417,654
5.500%, due 7/1/52	1,675,000	1,736,206
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/49	3,325,000	3,344,314
Series B Insured: AGM
5.210%, due 1/1/53(c)	7,000,000	1,688,107
		13,365,706
Ohio — 2.5%
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.500%, due 12/1/42	3,000,000	3,234,362
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/39	1,780,000	1,837,397
5.500%, due 12/1/42	955,000	981,158
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	504,830
Green Local School District/Summit County, Certificates of Participation
Insured: AGM
5.500%, due 11/1/47	3,000,000	3,121,734

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Port of Greater Cincinnati Development Authority,
Revenue Bonds Series C Insured: AGM
5.250%, due 12/1/48	$ 750,000	$ 780,776
State of Ohio, Revenue Bonds
Insured: AGM
5.000%, due 12/31/26	1,000,000	1,001,698
		11,461,955
Oregon — 1.0%
City of Newport OR, General Obligation Bonds
Series B Insured: AGC
3.370%, due 6/1/26(c)	1,355,000	1,306,686
Medford Hospital Facilities Authority, Revenue Bonds
Series A Insured: AGM
2.500%, due 8/15/35	2,500,000	2,071,513
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Series B Insured: SCH BD GTY
5.210%, due 6/15/43(c)	2,800,000	1,102,073
		4,480,272
Pennsylvania — 4.5%
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,335,000	1,271,762
City of Philadelphia PA Water & Wastewater Revenue, Revenue Bonds
Series C Insured: AGC
5.000%, due 9/1/44	1,300,000	1,353,561
County of Lehigh PA, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 7/1/49	1,500,000	1,307,683
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	870,000	920,115
Montgomery County Higher Education and Health Authority, Revenue Bonds
Insured: AGC-CR
4.000%, due 9/1/44	1,040,000	963,177
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AGM
5.500%, due 6/30/42	3,625,000	3,782,613
Pennsylvania Economic Development Financing Authority Parking System Revenue, Revenue Bonds
Series BA Insured: CNTY GTD-BAM TCRS
3.920%, due 1/1/31(c)	775,000	621,859
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
3.655%, (0.670*3 Month SOFR + 0.60%), due 7/1/27(a)(b)	85,000	84,498
Pennsylvania Turnpike Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/44	1,595,000	1,630,965
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/37	1,350,000	1,462,652
5.000%, due 9/1/38	1,420,000	1,528,214

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Reading School District, General Obligation Bonds
Series B Insured: NATL ST AID WITHHLDG
4.350%, due 1/15/30(c)	$ 640,000	$ 522,582
School District of Philadelphia (The), General Obligation Bonds
Series F Insured: BAM-TCRS ST AID WITHHLDG
5.000%, due 9/1/27	5,000	5,130
Tulpehocken Area School District, General Obligation Bonds
Insured: BAM
5.250%, due 10/1/49	3,755,000	3,849,459
Westmoreland County Municipal Authority, Revenue Bonds
Insured: BAM
5.000%, due 8/15/38	1,115,000	1,118,782
		20,423,052
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU Insured: AGM
3.568%, (0.67*3-Month SOFR + 0.52%), due 7/1/29(a)(b)	510,000	493,242
Rhode Island — 0.5%
Providence Public Building Authority, Revenue Bonds
Series A Insured: AGC
5.250%, due 9/15/41	2,000,000	2,138,522
South Carolina — 1.6%
Inman Campobello Water District, Revenue Bonds
Insured: BAM
5.000%, due 6/1/48	2,845,000	2,918,001
South Carolina Public Service Authority, Revenue Bonds
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,180,513
5.750%, due 12/1/52	600,000	641,452
Spartanburg County School District No 4,
General Obligation Bonds Series A Insured: SCSDE
5.000%, due 3/1/42	1,470,000	1,543,848
		7,283,814
South Dakota — 2.2%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 12/1/47	1,780,000	1,843,430
5.500%, due 12/1/51	3,080,000	3,225,644
Brookings School District No 005-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 6/15/35	500,000	551,217
5.250%, due 6/15/38	750,000	814,770
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,426,311
5.500%, due 8/1/47	1,000,000	1,068,349
De Smet School District No 38-2, General Obligation Bonds
Series 2 Insured: BAM
5.000%, due 8/1/47	1,300,000	1,330,535
		10,260,256
Tennessee — 0.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.000%, due 10/1/27	550,000	552,304

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Texas — 15.5%
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 8/15/42	$ 3,190,000	$ 3,332,991
City of Aubrey TX, General Obligation Bonds
Series A Insured: AGC
3.000%, due 2/15/42	2,160,000	1,757,663
City of Aubrey TX, Special Assessment
Insured: BAM
5.000%, due 9/1/40	1,000,000	1,055,046
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: BAM
5.250%, due 8/15/48	1,175,000	1,231,180
Comal County Water Control & Improvement District No 6, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/46	1,880,000	1,690,212
4.000%, due 9/1/47	1,980,000	1,768,735
County of Fort Bend TX Toll Road Revenue, Revenue Bonds
Insured: AGM
4.250%, due 3/1/49	3,750,000	3,400,865
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	3,000,000	2,101,723
2.000%, due 8/15/40	3,000,000	2,057,730
El Paso County Hospital District, General Obligation Bonds
Insured: AGC
5.000%, due 8/15/43	4,230,000	4,363,327
Fort Bend County Municipal Utility District No 134B, General Obligation Bonds
Insured: AGM
6.500%, due 3/1/28	390,000	420,311
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/26	585,000	591,574
Galveston County Municipal Utility District No 56, General Obligation Bonds
Insured: AGM
6.875%, due 6/1/29	625,000	697,071
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	1,854,992
3.000%, due 8/15/41	2,670,000	2,180,395
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,975,000	2,166,683
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: BAM
7.000%, due 12/1/28	930,000	1,028,738
7.000%, due 12/1/29	905,000	1,022,115
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	1,800,000	1,739,449
6.000%, due 4/1/30	350,000	364,205
6.000%, due 4/1/31	350,000	364,030
6.000%, due 4/1/32	375,000	389,644

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AGM
4.125%, due 3/1/47	$ 1,670,000	$ 1,494,346
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/27	980,000	1,034,013
6.000%, due 9/1/28	980,000	1,053,421
6.000%, due 9/1/29	705,000	771,140
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,061,849
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: AGM
5.000%, due 9/1/45	805,000	807,223
5.000%, due 9/1/46	855,000	857,155
Harris County Water Control & Improvement District No 158, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/48	1,500,000	1,439,617
7.000%, due 9/1/28	360,000	396,042
7.000%, due 9/1/29	380,000	427,188
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/48	1,560,000	1,547,095
5.125%, due 3/1/46	1,415,000	1,422,938
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Insured: BAM
4.125%, due 3/1/39	605,000	592,480
Leander Municipal Utility District No 1, General Obligation Bonds
Insured: AGM
6.375%, due 8/15/30	1,700,000	1,823,809
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.000%, due 11/1/35	3,195,000	3,122,494
Lower Colorado River Authority, Revenue Bonds
Insured: AGM
5.500%, due 5/15/48	1,885,000	1,996,753
Matagorda County Navigation District No 1, Revenue Bonds
Series A Insured: AMBAC
4.400%, due 5/1/30	500,000	504,021
Montgomery County Municipal Utility District No 95, General Obligation Bonds Insured: BAM
5.000%, due 9/1/41	2,000,000	2,004,279
Montgomery County Municipal Utility District No 99, General Obligation Bonds
Insured: AGM
6.750%, due 9/1/29	1,550,000	1,657,221
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series B1 Insured: AGM
4.000%, due 7/1/30	155,000	155,331
Rockett Special Utility District, Revenue Bonds
Insured: AGM
3.000%, due 7/10/25	545,000	543,908

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.000%, due 9/1/35	$ 1,345,000	$ 1,201,557
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.250%, due 5/1/39	600,000	628,834
5.250%, due 5/1/42	500,000	517,012
Texas State Technical College, Revenue Bonds
Insured: AGM
5.250%, due 8/1/36	1,015,000	1,110,270
5.500%, due 8/1/42	4,000,000	4,326,084
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AGM
4.500%, due 8/15/44	1,190,000	1,145,244
Williamson-Liberty Hill Municipal Utility District, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/32	1,675,000	1,779,301
		70,999,304
Utah — 1.5%
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/47	2,660,000	2,658,732
Series A Insured: AGM-CR
4.000%, due 7/1/51	2,385,000	2,061,691
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	1,000,000	1,019,859
Intermountain Power Agency, Revenue Bonds
Series A
5.000%, due 7/1/42	1,000,000	1,028,852
		6,769,134
Virginia — 0.2%
City of Suffolk VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.875%, due 2/1/38	1,330,000	948,876
Washington — 0.6%
State of Washington, General Obligation Bonds
Series F Insured: NATL
3.250%, due 12/1/26(c)	3,000,000	2,850,066
West Virginia — 0.2%
West Virginia Economic Development Authority, Revenue Bonds
Series RE
4.700%, due 4/1/36(a)(b)	890,000	895,256
Wisconsin — 1.7%
City of Shawano WI Electric System Revenue, Revenue Bonds
Insured: AGM
4.500%, due 5/1/48	1,250,000	1,213,989
4.550%, due 5/1/43	1,015,000	1,015,291
5.000%, due 5/1/31	1,655,000	1,755,632
Monroe School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/43	2,000,000	1,902,988

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin (continued)
Viroqua Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/41	$ 1,455,000	$ 1,375,480
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM
4.780%, due 12/15/37(c)	1,150,000	633,708
		7,897,088
Wyoming — 0.7%
Snake River Sporting Club Improvement & Service District, General Obligation Bonds
Series A Insured: BAM
5.500%, due 7/15/48	1,100,000	1,149,067
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	1,790,000	1,882,256
		3,031,323
Total Municipal Bonds
(Cost $458,643,834)		452,224,369
	Shares	Value
Short-Term Investment — 0.9%
Money Market Fund — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 4.24%(d)
(Cost $4,061,276)	4,061,276	4,061,276

Total Investments — 99.9% (Cost $462,705,110)		456,285,645
Other Assets and Liabilities, Net — 0.1%		526,982
Net Assets — 100.0%		$456,812,627

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2025.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Reflects the 1-day yield at April 30, 2025.

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2025

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed.
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCH BD GTY	- School Bond Guaranty Program
SCH BD RES FD	- School Board Resolution Fund
SCSDE	- South Carolina Department of Education
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$452,224,369	$—	$452,224,369
Short-Term Investment:
Money Market Fund	4,061,276	—	—	4,061,276
Total Investments in Securities	$4,061,276	$452,224,369	$—	$456,285,645

(e)For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF

April 30, 2025

	Principal Amount	Value
Long-Term Bonds — 99.5%
Municipal Bonds — 99.5%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML Insured: FHLMC COLL
4.759%, due 8/25/41	$3,092,994	$3,199,753
Alabama — 4.7%
Alabama Federal Aid Highway Finance Authority, Revenue Bonds
Series A
5.000%, due 9/1/36	750,000	840,856
Alabama Housing Finance Authority, Revenue Bonds
Series D Insured: GNMA/FNMA/FHLMC
5.750%, due 10/1/55	1,000,000	1,076,308
Series H
5.000%, due 6/1/26(a)(b)	500,000	500,420
Black Belt Energy Gas District, Revenue Bonds
3.970%, (Municipal Swap Index + 0.35%), due 10/1/52(a)(b)	1,630,000	1,590,847
Series A
5.250%, due 5/1/55(a)(b)	1,495,000	1,584,458
Series A-1
4.000%, due 12/1/49(a)(b)	600,000	600,509
Series B
4.000%, due 10/1/52(a)(b)	3,960,000	3,952,829
5.250%, due 12/1/53(a)(b)	3,000,000	3,181,644
Series B-2
4.270%, (Municipal Swap Index + 0.65%), due 4/1/53(a)(b)	900,000	872,549
Series C-1
5.250%, due 6/1/26	1,800,000	1,827,159
Series F
5.500%, due 11/1/53(a)(b)	1,000,000	1,042,418
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.000%, due 8/1/54(a)(b)	2,000,000	2,089,385
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series 1
5.500%, due 1/1/53(a)(b)	3,000,000	3,180,094
Series A
5.000%, due 11/1/32	1,000,000	1,025,216
5.000%, due 6/1/34	1,000,000	1,054,090
5.000%, due 11/1/35	$6,250,000	$ 6,433,719
5.000%, due 1/1/56(a)(b)	1,300,000	1,332,329
Series B-1
5.000%, due 5/1/53(a)(b)	1,000,000	1,027,139
Series C
5.000%, due 5/1/55(a)(b)	1,500,000	1,570,223
5.000%, due 10/1/55(a)(b)	3,130,000	3,282,043
Town of Pike Road AL, General Obligation Bonds
5.000%, due 3/1/39	720,000	768,062
		38,832,297
Arizona — 1.8%
Arizona Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/42(a)(b)	2,500,000	2,557,457
Series A
5.000%, due 11/1/31	550,000	572,533
Series A Insured: BAM
5.000%, due 6/1/31	300,000	316,175
5.000%, due 6/1/32	325,000	342,397
Series A Insured: HUD SECT 8
5.000%, due 10/1/44(a)(b)	1,000,000	1,013,007

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
City of Goodyear AZ Water & Sewer Revenue, Revenue Bonds
Insured: AGC
5.000%, due 7/1/44	$2,000,000	$2,098,961
City of Lake Havasu City AZ Wastewater System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 7/1/40	1,250,000	1,253,031
City of Mesa AZ, General Obligation Bonds
5.000%, due 7/1/43	1,895,000	2,014,989
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/55	1,000,000	1,100,735
Maricopa County Industrial Development Authority, Revenue Bonds
Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	303,217
Maricopa County Pollution Control Corp., Revenue Bonds
Series B
3.600%, due 4/1/40	1,000,000	876,876
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.000%, due 1/1/42	1,250,000	1,348,596
Tucson Industrial Development Authority/Pima County Industrial Development Auth, Revenue Bonds
Series 1 Insured: GNMA COLL
5.500%, due 1/1/56	1,000,000	1,069,800
		14,867,774
Arkansas — 0.6%
Bentonville School District No 6, General Obligation Bonds
Series D Insured: ST AID WITHHLDG
2.000%, due 6/1/35	1,000,000	780,436
City of Batesville AR Sales & Use Tax, Revenue Bonds
Series B Insured: BAM
5.000%, due 2/1/39	500,000	511,498
City of Magnolia AR Sales & Use Tax Revenue, Revenue Bonds
Series B Insured: BAM
4.000%, due 4/1/55	2,150,000	2,120,235
Little Rock School District, General Obligation Bonds
Series A Insured: AGM ST AID WITHHLDG
2.000%, due 2/1/36	1,000,000	757,529
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	406,255
		4,575,953
California — 7.7%
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	5,185,000	5,386,870
Series C
5.000%, due 8/1/55(a)(b)	4,090,000	4,286,646
Series G
5.000%, due 11/1/55(a)(b)	3,750,000	3,862,959
California Enterprise Development Authority, Revenue Bonds
Series A
4.000%, due 8/1/40	695,000	660,629
Series B
3.500%, due 8/1/40	500,000	453,106

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	$250,000	$246,537
California Infrastructure & Economic Development Bank, Revenue Bonds
Series A
5.000%, due 7/1/40	2,030,000	2,117,718
California Municipal Finance Authority, Certificates of Participation
Series A Insured: AGM
5.000%, due 11/1/28	250,000	259,003
5.000%, due 11/1/29	125,000	130,488
5.000%, due 11/1/30	410,000	430,912
5.000%, due 11/1/32	225,000	236,677
5.000%, due 11/1/33	1,175,000	1,228,003
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	416,073
Series A Insured: HUD SECT 8
5.000%, due 8/1/26(a)(b)	1,000,000	1,003,280
Series TX Insured: CA MTG INS
5.500%, due 11/15/27	500,000	500,230
California State Public Works Board, Revenue Bonds
Series D
5.000%, due 11/1/25	2,580,000	2,599,996
California Statewide Communities Development Authority, Revenue Bonds
1.750%, due 9/1/29	1,000,000	886,381
Central Valley Energy Authority, Revenue Bonds
5.000%, due 12/1/55(a)(b)	1,000,000	1,056,009
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/1/29	150,000	161,439
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,087,167
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.440%, due 8/1/30(c)	1,500,000	1,253,715
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 8/1/37	500,000	540,521
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
3.750%, due 8/1/31(c)	150,000	118,891
3.910%, due 8/1/33(c)	35,000	25,414
Los Angeles Department of Water & Power, Revenue Bonds
5.000%, due 7/1/37	995,000	1,028,770
Series 7
3.700%, due 7/1/35(a)(b)	3,300,000	3,300,000
Series A
5.000%, due 7/1/25	1,000,000	1,001,236
5.000%, due 7/1/29	525,000	549,153
5.000%, due 7/1/29	2,215,000	2,316,903
5.000%, due 7/1/31	1,180,000	1,253,551
Series B
5.250%, due 7/1/37	175,000	177,171

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Series C
5.000%, due 7/1/27	$905,000	$931,983
5.000%, due 7/1/29	250,000	261,501
5.000%, due 7/1/35	920,000	975,798
Series C-2
3.700%, due 7/1/55(a)(b)	2,800,000	2,800,000
Series D
5.000%, due 7/1/36	110,000	112,888
Series E
5.000%, due 7/1/29	515,000	538,693
5.000%, due 7/1/33	5,000,000	5,356,116
Series F-1
3.850%, due 7/1/48(a)(b)	2,950,000	2,950,000
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/29	1,850,000	1,865,667
Series C
5.000%, due 7/1/41	165,000	168,962
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series B
5.250%, due 1/15/49	100,000	100,023
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.500%, due 1/1/56(a)(b)	1,000,000	1,098,170
Santa Clara Unified School District, General Obligation Bonds
3.250%, due 7/1/44	485,000	397,936
Southern California Public Power Authority, Revenue Bonds
5.000%, due 7/1/26	725,000	736,206
5.000%, due 7/1/29	1,350,000	1,415,823
5.000%, due 7/1/38	585,000	610,947
Series A
5.000%, due 7/1/31	420,000	447,366
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	501,480
5.000%, due 3/1/42	485,000	523,867
5.000%, due 3/1/44	1,000,000	1,071,288
University of California, Revenue Bonds
Series CA
5.000%, due 5/15/40	2,000,000	2,186,088
		63,626,250
Colorado — 2.7%
Adams 12 Five Star Schools, General Obligation Bonds
Insured: ST AID WITHHLDG
5.250%, due 12/15/43	3,500,000	3,816,231
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
2.000%, due 12/15/26	500,000	486,122
Baseline Metropolitan District No 1, General Obligation Bonds
Series A Insured: AGC
5.000%, due 12/1/31	1,000,000	1,079,808
Canyons Metropolitan District No 5, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/39	1,085,000	1,140,474
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Series A
5.000%, due 8/1/44	$1,000,000	$1,006,267
Colorado Health Facilities Authority, Revenue Bonds
5.250%, due 11/1/34	1,000,000	1,084,981
Series A
4.000%, due 1/1/36	2,000,000	1,936,498
4.000%, due 8/1/44	250,000	225,845
5.000%, due 5/15/36	1,000,000	1,075,821
5.000%, due 11/15/59(a)(b)	1,000,000	1,060,283
Series A-1 Insured: BAM
5.000%, due 8/1/35	105,000	109,366
Colorado Housing and Finance Authority, Revenue Bonds
Series E2
3.350%, due 10/1/29	1,000,000	990,333
Series K Insured: GNMA COLL
3.875%, due 5/1/50	450,000	449,880
Denver City & County School District No 1, General Obligation Bonds
Series C Insured: ST AID WITHHLDG
5.500%, due 12/1/46	1,000,000	1,086,940
5.500%, due 12/1/47	760,000	824,577
E-470 Public Highway Authority, Revenue Bonds
Series B
3.671%, (SOFR + 0.75%), due 9/1/39(a)(b)	1,040,000	1,029,074
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	151,344
5.000%, due 12/1/29	145,000	152,740
5.250%, due 12/1/37	200,000	211,367
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	434,102
Public Authority for Colorado Energy, Revenue Bonds
6.500%, due 11/15/38	1,990,000	2,323,024
Regional Transportation District, Certificates of Participation
5.000%, due 6/1/40	1,500,000	1,620,527
		22,295,604
Connecticut — 1.6%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	618,238
City of New Britain CT, General Obligation Bonds
Series B Insured: AGM
5.250%, due 9/1/30	600,000	633,455
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	240,000	243,506
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series B
5.000%, due 7/1/35	1,355,000	1,467,766
5.000%, due 7/1/49(a)(b)	1,300,000	1,370,573
State of Connecticut, General Obligation Bonds
Series A
5.000%, due 4/15/38	5,500,000	5,625,033
State of Connecticut Special Tax Revenue, Revenue Bonds

	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
Series A
4.000%, due 5/1/39	$1,500,000	$1,492,010
5.250%, due 7/1/40	1,000,000	1,086,503
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	384,069
		12,921,153
Delaware — 0.4%
Delaware State Housing Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.750%, due 1/1/55	1,130,000	1,209,902
5.750%, due 1/1/56	1,000,000	1,080,333
Series D Insured: GNMA/FNMA/FHLMC
5.500%, due 7/1/55	1,200,000	1,278,305
		3,568,540
District of Columbia — 1.4%
District of Columbia, General Obligation Bonds
Series D
5.000%, due 6/1/42	1,485,000	1,492,744
District of Columbia Housing Finance Agency, Revenue Bonds
4.000%, due 9/1/40(a)(b)	3,035,000	3,036,000
5.000%, due 7/1/26(a)(b)	2,014,000	2,017,558
5.000%, due 10/1/41(a)(b)	2,000,000	2,028,619
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Series B
6.500%, due 10/1/44	3,000,000	3,194,832
		11,769,753
Florida — 3.3%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	1,045,000	1,046,000
City of Lauderhill FL Water & Sewer Revenue, Revenue Bonds
Insured: AGM
5.000%, due 10/1/48	1,000,000	1,033,559
City of Miami Beach FL, Revenue Bonds
5.000%, due 9/1/45	1,000,000	1,002,434
City of Miami Beach FL Water & Sewer Revenue, Revenue Bonds
Series A
4.000%, due 12/1/34	1,000,000	1,016,614
City of Tampa FL, Special Assessment
5.250%, due 5/1/46	2,060,000	2,108,135
City of West Palm Beach FL Utility System Revenue, Revenue Bonds
Series A
5.000%, due 10/1/42	3,500,000	3,554,480
County of Miami-Dade FL Transit System, Revenue Bonds
5.000%, due 7/1/43	1,870,000	1,943,178
County of Okeechobee FL, Revenue Bonds
Series A
3.800%, due 7/1/39(a)(b)	1,000,000	990,362
County of Pasco FL, Revenue Bonds
Insured: AGM
5.250%, due 9/1/29	1,000,000	1,072,560
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,059,167

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Florida Housing Finance Corp., Revenue Bonds
Series G
4.500%, due 5/1/26(a)(b)	$3,000,000	$3,000,000
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/31	400,000	433,985
5.000%, due 10/1/33	200,000	215,958
5.000%, due 10/1/39	475,000	497,793
Hillsborough County Industrial Development Authority, Revenue Bonds
Series B
2.500%, due 11/1/38(a)(b)	500,000	500,000
JEA Water & Sewer System Revenue, Revenue Bonds
Series A
5.250%, due 10/1/49	1,000,000	1,052,863
Julington Creek Plantation Community Development District, Special Assessment
Insured: AGM
5.500%, due 5/1/43	1,250,000	1,328,190
Miami-Dade County Housing Finance Authority, Revenue Bonds
Series A Insured: FNMA COLL HUD SECT 8
4.880%, due 3/1/46	1,000,000	983,433
Series B Insured: HUD SECT 8
3.550%, due 3/1/29(a)(b)	1,000,000	1,002,524
Palm Beach County Housing Finance Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	1,000,000	1,010,724
Tampa Bay Water, Revenue Bonds
5.000%, due 10/1/39	1,600,000	1,719,967
Series A
5.000%, due 10/1/49	750,000	778,576
		27,350,502
Georgia — 4.6%
Atlanta Urban Residential Finance Authority, Revenue Bonds
Insured: FHA 221(D4) HUD SECT 8
3.450%, due 2/1/29(a)(b)	3,000,000	2,992,655
City of Atlanta GA Airport Passenger Facility Charge, Revenue Bonds
Series C
5.000%, due 7/1/41	1,250,000	1,316,654
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/40	2,500,000	2,501,321
Development Authority of Burke County (The), Revenue Bonds
3.375%, due 11/1/53(a)(b)	1,585,000	1,572,708
Series E
3.600%, due 11/1/45(a)(b)	3,015,000	2,989,589
Gainesville & Hall County Hospital Authority, Revenue Bonds
5.000%, due 10/15/30	1,000,000	1,078,514
Main Street Natural Gas, Inc., Revenue Bonds
Series 2
4.621%, (SOFR + 1.70%), due 12/1/53(a)(b)	5,000,000	5,004,737
Series A
4.000%, due 7/1/52(a)(b)	1,500,000	1,499,026
Series B
5.000%, due 7/1/53(a)(b)	1,250,000	1,302,841

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Series C
4.000%, due 5/1/52(a)(b)	$1,000,000	$995,767
5.000%, due 12/1/31	1,040,000	1,084,548
Series D
5.000%, due 4/1/54(a)(b)	1,750,000	1,837,862
Series E
5.000%, due 5/1/55(a)(b)	7,230,000	7,503,483
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/39	3,500,000	3,573,360
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	437,274
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/38	250,000	274,199
5.250%, due 2/1/39	425,000	463,927
5.250%, due 2/1/40	450,000	487,888
5.250%, due 2/1/41	400,000	431,076
5.250%, due 2/1/42	350,000	375,064
5.250%, due 2/1/43	425,000	453,292
		38,175,785
Guam — 0.2%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.000%, due 10/1/35	150,000	160,276
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	641,670
5.000%, due 10/1/40	1,000,000	1,010,362
		1,812,308
Hawaii — 0.4%
City & County Honolulu HI Wastewater System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/36	1,000,000	1,011,463
State of Hawaii, General Obligation Bonds
Series FW
5.000%, due 1/1/39	1,095,000	1,131,475
State of Hawaii Airports System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/49	1,500,000	1,554,637
		3,697,575
Illinois — 8.3%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/28	1,000,000	1,034,593
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.000%, due 1/1/37	1,335,000	1,444,424
Series B
5.000%, due 1/1/39	2,700,000	2,778,633
5.000%, due 1/1/48	1,500,000	1,537,491
5.250%, due 1/1/44	1,000,000	1,061,330
Series D
5.000%, due 1/1/41	1,000,000	1,039,447
5.000%, due 1/1/44	1,500,000	1,565,272

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
City of Chicago IL, General Obligation Bonds
Insured: NATL
3.450%, due 1/1/27(c)	$515,000	$486,419
Series A
5.000%, due 1/1/32	1,500,000	1,559,332
5.500%, due 1/1/40	1,000,000	1,037,183
City of Chicago IL, Revenue Bonds
Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 11/1/26(a)(b)	5,000,000	5,032,373
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,050,622
5.250%, due 12/15/39	1,000,000	1,060,590
5.250%, due 12/15/40	1,000,000	1,058,734
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/38	2,100,000	1,810,733
Illinois Development Finance Authority, Revenue Bonds
3.600%, due 7/15/25(c)	500,000	496,253
Illinois Finance Authority, Revenue Bonds
5.000%, due 8/15/44	2,290,000	2,224,363
Series A
4.000%, due 10/1/38	2,350,000	2,245,379
5.000%, due 8/15/30	1,300,000	1,400,619
5.000%, due 7/1/42	500,000	533,380
5.000%, due 7/1/43	1,000,000	1,064,369
Illinois Housing Development Authority, Revenue Bonds
3.450%, due 12/1/67(a)(b)	3,000,000	2,998,225
5.000%, due 2/1/27(a)(b)	3,000,000	3,032,172
Series A Insured: GNMA/FNMA/FHLMC
4.375%, due 10/1/41	515,000	508,361
Series B Insured: GNMA FNMA FHLMC COLL
3.000%, due 4/1/51	900,000	875,441
Series I Insured: GNMA/FNMA/FHLMC
6.000%, due 10/1/55	1,000,000	1,096,017
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.000%, due 1/1/40	1,500,000	1,486,258
Series C
5.000%, due 1/1/38	2,130,000	2,119,041
5.000%, due 1/1/39	1,650,000	1,638,842
Lake County School District No 112 North Shore, General Obligation Bonds
4.000%, due 12/1/37	1,000,000	992,888
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	327,176
Metropolitan Pier & Exposition Authority, Revenue Bonds
4.000%, due 12/15/42	650,000	575,528
Series A
5.000%, due 12/15/28	1,500,000	1,544,966
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,014,450

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Rock Island & Mercer Counties Community Unit School District No 300, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/38	$805,000	$864,997
5.000%, due 12/1/41	1,025,000	1,081,856
5.000%, due 12/1/44	425,000	439,939
5.000%, due 12/1/45	555,000	573,205
5.000%, due 12/1/46	1,790,000	1,842,965
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,781,596
5.000%, due 1/1/29	500,000	525,263
5.000%, due 1/1/41	1,500,000	1,579,858
Series C
5.500%, due 1/1/36	1,500,000	1,575,053
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/34	800,000	881,617
State of Illinois, General Obligation Bonds
Series A
5.000%, due 3/1/29	1,470,000	1,539,265
5.000%, due 3/1/30	1,000,000	1,055,868
Series D
5.000%, due 11/1/28	1,000,000	1,032,175
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/25	1,175,000	1,183,714
Village of Bradley IL, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/39	1,125,000	1,165,737
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	483,545
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	840,000	840,119
Insured: BAM
5.000%, due 1/1/36	445,000	480,183
5.250%, due 1/1/39	555,000	599,684
		69,257,543
Indiana — 2.9%
Avon Community School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/38	1,000,000	1,093,889
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/41	5,730,000	6,100,171
City of Bloomington IN Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	2,690,000	2,788,146
5.000%, due 1/1/42	1,525,000	1,571,204
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,152,712

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indiana Finance Authority, Revenue Bonds
Series A
5.000%, due 12/1/40	$3,000,000	$ 3,001,365
Indiana Housing & Community Development Authority, Revenue Bonds
Insured: FHA 223(F)
5.000%, due 10/1/26(a)(b)	2,000,000	2,004,561
Indiana Municipal Power Agency, Revenue Bonds
Series A Insured: AGC
5.000%, due 1/1/43	1,225,000	1,288,864
IPS Multi-School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/43	1,000,000	1,043,319
Northwestern School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/38	600,000	665,988
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.000%, due 7/1/43	1,470,000	1,526,483
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	1,000,000	1,071,211
Westfield-Washington Multi-School Building Corp., Revenue Bonds
Series A Insured: BAM ST INTERCEPT
5.250%, due 1/15/44	1,000,000	1,049,746
		24,357,659
Iowa — 2.0%
City of Coralville IA, General Obligation Bonds
Series B Insured: AGM
5.000%, due 6/1/40	1,420,000	1,448,353
City of Des Moines IA, General Obligation Bonds
Series F
2.000%, due 6/1/35	2,020,000	1,581,945
2.000%, due 6/1/36	2,060,000	1,567,029
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.000%, due 6/1/29	965,000	1,031,866
Iowa Finance Authority, Revenue Bonds
Series G Insured: GNMA/FHLMC
6.250%, due 7/1/54	1,000,000	1,091,081
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	313,271
5.000%, due 10/1/35	360,000	374,350
5.000%, due 10/1/36	365,000	378,052
Jesup Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/25	440,000	440,458
5.000%, due 6/1/27	490,000	506,666
State of Iowa Board of Regents, Revenue Bonds
Series A
4.000%, due 9/1/41	3,297,000	3,173,459
4.125%, due 9/1/42	1,230,000	1,175,298
4.250%, due 9/1/43	1,000,000	961,165
4.250%, due 9/1/44	1,485,000	1,420,400
4.375%, due 9/1/45	1,000,000	969,159
		16,432,552

	Principal Amount	Value
Municipal Bonds (continued)
Kansas — 0.5%
Douglas County Unified School District No 497 Lawrence, General Obligation Bonds
Series A Insured: BAM
3.625%, due 9/1/37	$ 3,410,000	$ 3,201,525
Kansas Development Finance Authority, Revenue Bonds
Series C
5.000%, due 6/1/43(a)(b)	1,305,000	1,336,382
		4,537,907
Kentucky — 2.6%
City of Ashland KY, Revenue Bonds
Series A
5.000%, due 2/1/40	500,000	500,038
Kentucky Bond Development Corp., Revenue Bonds
Series A Insured: AGC
5.000%, due 8/15/55(a)(b)	2,050,000	2,232,727
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 1/1/45	1,000,000	1,000,129
Kentucky Municipal Energy Agency, Revenue Bonds
5.000%, due 1/1/38	1,000,000	1,072,521
5.000%, due 1/1/41	1,000,000	1,050,644
Insured: AGC
5.000%, due 1/1/45	915,000	948,515
Kentucky Municipal Power Agency, Revenue Bonds
Series A Insured: NATL
5.000%, due 9/1/42	810,000	810,548
Kentucky Public Energy Authority, Revenue Bonds
Series A-1
5.250%, due 4/1/54(a)(b)	2,500,000	2,656,204
Series B
5.000%, due 1/1/55(a)(b)	7,430,000	7,780,141
Series C
4.000%, due 2/1/50(a)(b)	2,325,000	2,320,691
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
2.000%, due 10/1/33	1,000,000	811,315
5.000%, due 10/1/32	500,000	506,998
		21,690,471
Louisiana — 1.2%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/38	550,000	591,267
City of New Orleans LA, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	1,250,000	1,340,308
City of Shreveport LA, General Obligation Bonds
Insured: AGC
5.000%, due 3/1/38	825,000	877,679
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	103,163
Louisiana Housing Corp., Revenue Bonds
Series A Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 7/1/26	6,000,000	6,102,602

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
3.500%, due 11/1/32	$ 1,000,000	$ 946,068
		9,961,087
Maine — 0.0%(d)
Maine Turnpike Authority, Revenue Bonds
Insured: AGC
5.000%, due 7/1/30	245,000	265,061
Maryland — 0.7%
Maryland Community Development Administration, Revenue Bonds
Series A
1.900%, due 9/1/31	1,505,000	1,281,458
Series A Insured: GNMA/FNMA/FHLMC
5.000%, due 9/1/42	1,000,000	1,020,991
Maryland Department of Housing & Community Development, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/56	500,000	556,239
Maryland Stadium Authority, Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 5/1/42	1,820,000	1,860,784
Montgomery County Housing Opportunities Commission, Revenue Bonds
Series A Insured: FHA 542(C)
3.850%, due 7/1/34	1,000,000	987,377
		5,706,849
Massachusetts — 0.5%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
3.980%, due 7/1/31(c)	1,000,000	784,200
Massachusetts Department of Transportation, Revenue Bonds
Series A Insured: NATL
3.420%, due 1/1/29(c)	570,000	503,282
Massachusetts Development Finance Agency, Revenue Bonds
Series E
5.000%, due 7/1/37	500,000	499,756
Massachusetts Housing Finance Agency, Revenue Bonds
Series 2
0.800%, due 12/1/25	375,000	366,608
Series RE Insured: GNMA/FNMA/FHLMC
3.000%, due 6/1/51	965,000	937,507
Massachusetts School Building Authority, Revenue Bonds
Series B
5.000%, due 11/15/34	1,000,000	1,018,730
		4,110,083
Michigan — 2.9%
County of Genesee MI, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/28	90,000	94,693
5.000%, due 6/1/30	210,000	226,659
Ferndale Public Schools, General Obligation Bonds
Insured: Q-SBLF
5.000%, due 5/1/40	1,000,000	1,050,166

	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	$2,105,000	$ 2,141,516
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	1,000,000	1,008,000
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/46	500,000	501,451
Series B Insured: BAM
5.000%, due 7/1/46	2,525,000	2,539,450
Series C
5.250%, due 7/1/33	1,500,000	1,523,898
Michigan Finance Authority, Revenue Bonds
3.750%, due 12/1/38	1,000,000	1,013,375
3.875%, due 12/1/44(a)(b)	1,505,000	1,505,226
5.000%, due 11/1/44	1,000,000	997,421
Michigan State Building Authority, Revenue Bonds
Series I
5.000%, due 4/15/41	2,175,000	2,190,729
Michigan State Housing Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 11/1/26(a)(b)	2,000,000	2,031,090
Series D
6.250%, due 6/1/55	795,000	866,552
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,448,810
4.000%, due 5/1/37	2,655,000	2,632,531
State of Michigan Trunk Line Revenue, Revenue Bonds
5.500%, due 11/15/44	2,000,000	2,186,877
		23,958,444
Minnesota — 1.0%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,308,960
Minnesota Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.000%, due 7/1/52	4,100,000	3,983,191
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,300,000	1,446,185
Series E Insured: GNMA/FNMA/FHLMC
3.500%, due 7/1/50	705,000	697,896
Series U Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,130,000	1,253,437
		8,689,669
Mississippi — 0.1%
Mississippi Home Corp., Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.000%, due 12/1/39	1,000,000	1,044,947
Missouri — 2.5%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,332,466
5.000%, due 9/1/28	1,000,000	1,054,219

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
City of St Louis MO Airport Revenue, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/49	$ 3,250,000	$ 3,414,340
Hickman Mills C-1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,599,943
Missouri Housing Development Commission, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.750%, due 5/1/56	1,100,000	1,182,681
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A
5.000%, due 12/1/36	2,435,000	2,438,056
5.000%, due 12/1/40	1,445,000	1,458,350
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series B-R
2.900%, due 9/1/33	3,000,000	2,662,555
Pattonville R-3 School District, General Obligation Bonds
Insured: ST AID DIR DEP
5.250%, due 3/1/41	500,000	527,570
St Charles County School District No R-IV Wentzville, General Obligation Bonds
Insured: ST AID DIR DEP
3.670%, due 3/1/27(c)	2,095,000	1,959,631
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/29	150,000	164,666
6.000%, due 3/1/31	35,000	39,912
6.000%, due 3/1/33	500,000	581,712
6.000%, due 3/1/35	530,000	612,029
		21,028,130
Nebraska — 0.7%
Central Plains Energy Project, Revenue Bonds
Series A
5.000%, due 9/1/27	1,000,000	1,024,288
5.000%, due 9/1/29	1,725,000	1,795,682
Omaha Public Power District, Revenue Bonds
Series A
5.000%, due 2/1/42	835,000	844,451
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds
Series A
5.000%, due 2/1/46	1,235,000	1,240,558
Omaha School District, General Obligation Bonds
1.750%, due 12/15/35	1,500,000	1,113,264
		6,018,243
Nevada — 0.3%
County of Clark NV, General Obligation Bonds
Series A
4.000%, due 7/1/39	1,000,000	938,506
Reno-Tahoe Airport Authority, Revenue Bonds
Series B
5.000%, due 7/1/38	500,000	539,299
State of Nevada Highway Improvement Revenue, Revenue Bonds
Series C
3.000%, due 12/1/41	1,000,000	821,373
		2,299,178

	Principal Amount	Value
Municipal Bonds (continued)
New Hampshire — 1.6%
New Hampshire Business Finance Authority,
Series 2024-1 A,
4.250%, due 7/20/41	$987,869	$940,751
Series A
3.625%, due 8/20/39	1,093,851	1,000,755
New Hampshire Business Finance Authority, Revenue Bonds
Series 1
4.168%, due 1/20/41	1,229,142	1,167,016
Series A
4.163%, due 10/20/41(a)(b)	1,493,274	1,379,165
4.183%, due 11/20/39(a)(b)	2,491,356	2,420,587
Series C
5.250%, due 7/1/42	1,530,000	1,570,901
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series B Insured: BAM
4.000%, due 8/1/33	2,500,000	2,446,442
Series C
3.300%, due 6/1/38(a)(b)	1,000,000	998,246
New Hampshire Housing Finance Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/56	1,300,000	1,460,729
		13,384,592
New Jersey — 1.5%
East Rutherford Board of Education, General Obligation Bonds
Insured: BAM
2.000%, due 7/15/34	1,250,000	989,840
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	414,734
Jersey City Municipal Utilities Authority, Revenue Notes
Series A Insured: MUN GOVT GTD
5.000%, due 5/1/25	600,000	600,000
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B Insured: HUD SECT 8
3.375%, due 11/1/27	1,000,000	986,925
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.250%, due 6/15/43	2,790,000	2,847,731
Series AA
5.000%, due 6/15/37	1,300,000	1,364,855
5.000%, due 6/15/40	1,200,000	1,270,078
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.000%, due 1/1/42	1,000,000	1,052,166
Series C
5.000%, due 1/1/45	1,600,000	1,670,375
South Jersey Transportation Authority, Revenue Bonds
Series A Insured: BAM
4.000%, due 11/1/39	1,485,000	1,414,071
		12,610,775
New Mexico — 0.5%
City of Farmington NM, Revenue Bonds
Series A
2.150%, due 4/1/33	3,000,000	2,467,238
Series B
3.875%, due 6/1/40(a)(b)	2,000,000	1,991,511
		4,458,749

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
New York — 7.1%
City of New York NY, General Obligation Bonds
Series 1
5.000%, due 6/1/34	$1,090,000	$1,091,328
Series 1 Insured: BAM
5.000%, due 9/1/44	1,500,000	1,579,748
Series B-1
5.250%, due 10/1/47	3,000,000	3,145,454
County of Nassau NY, General Obligation Bonds
Series B Insured: AGM
5.000%, due 4/1/38	1,500,000	1,583,482
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.000%, due 2/15/39	1,740,000	1,755,707
Long Island Power Authority, Revenue Bonds
Series B
3.000%, due 9/1/49	1,780,000	1,722,577
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.000%, due 11/15/44	2,000,000	2,048,892
5.000%, due 11/15/47	1,015,000	1,028,686
Series A1
5.000%, due 11/15/29	500,000	507,421
Series C2
4.070%, due 11/15/33(c)	1,000,000	708,674
New York City Housing Development Corp., Revenue Bonds
Series 2
3.400%, due 11/1/64(a)(b)	1,000,000	980,785
Series 2A Insured: REMIC FHA INS 542(c)
3.400%, due 11/1/62(a)(b)	780,000	776,346
New York City Municipal Water Finance Authority, Revenue Bonds
5.000%, due 6/15/48	1,000,000	1,042,184
Series 2
2.500%, due 6/15/43(a)(b)	400,000	400,000
Series CC
5.000%, due 6/15/46	2,500,000	2,616,741
Series HH
5.000%, due 6/15/37	2,000,000	2,003,718
5.000%, due 6/15/39	750,000	751,394
5.000%, due 6/15/39	750,000	751,395
New York City Transitional Finance Authority, Revenue Bonds
Series 1
5.000%, due 11/1/42	1,250,000	1,328,314
5.000%, due 11/1/46	500,000	521,638
5.250%, due 11/1/45	1,250,000	1,336,556
Series C
5.250%, due 5/1/48	2,000,000	2,108,517
Series E
5.000%, due 11/1/47	2,850,000	2,956,259
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S Insured: ST AID WITHHLDG
5.000%, due 7/15/40	1,500,000	1,500,203
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series 1
4.000%, due 11/1/38	1,000,000	975,308
Series A-3
4.000%, due 5/1/43	215,000	200,510

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp., Revenue Bonds
2.450%, due 9/15/69	$ 500,000	$ 462,757
Series 1WTC Insured: BAM
4.000%, due 2/15/43	2,000,000	1,844,615
Series A Insured: AGM-CR
2.750%, due 11/15/41	1,070,000	799,931
New York Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/36	1,215,000	1,333,189
New York State Dormitory Authority, Revenue Bonds
5.000%, due 10/1/35	1,400,000	1,456,531
Insured: AGC
5.250%, due 10/1/43	1,300,000	1,379,136
Series A
4.000%, due 3/15/39	500,000	481,584
4.000%, due 3/15/41	1,500,000	1,411,523
5.000%, due 7/1/39	1,220,000	1,240,141
Series B
5.000%, due 2/15/40	815,000	825,209
5.000%, due 2/15/40	5,000	5,215
Series E
3.000%, due 3/15/41	500,000	401,547
5.000%, due 3/15/41	2,000,000	2,043,298
New York State Housing Finance Agency, Revenue Bonds
Series 2
3.350%, due 6/15/54(a)(b)	1,000,000	988,947
Series A Insured: SONYMA HUD SECT 8
0.750%, due 11/1/25	285,000	285,000
New York State Thruway Authority, Revenue Bonds
Series A
4.000%, due 3/15/43	1,165,000	1,089,508
Onondaga Civic Development Corp., Revenue Bonds
5.000%, due 12/1/41	500,000	538,109
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 2
5.250%, due 5/15/47	1,250,000	1,314,733
Series 3
5.000%, due 11/15/38	1,000,000	1,006,527
Series A
5.000%, due 11/15/40	2,900,000	2,902,547
Series A-2 Insured: AGM-CR
2.000%, due 5/15/45(a)(b)	1,345,000	1,265,543
Utility Debt Securitization Authority, Revenue Bonds
Series 1
5.000%, due 12/15/41	500,000	542,183
		59,039,610
North Carolina — 1.8%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series G
2.350%, due 1/15/48(a)(b)	6,800,000	6,800,000
City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds
2.000%, due 3/1/36	3,395,000	2,632,463
County of Alamance NC, General Obligation Bonds
2.000%, due 5/1/35	1,500,000	1,188,554
County of Gaston NC, General Obligation Bonds
5.000%, due 3/1/39	1,000,000	1,106,452

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
3.200%, due 7/1/56(a)(b)	$1,330,000	$1,324,918
5.500%, due 1/1/54	955,000	1,010,307
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/55	1,000,000	1,101,485
		15,164,179
North Dakota — 0.7%
City of Grand Forks ND, Revenue Bonds
Insured: AGM-CR
4.000%, due 12/1/37	1,250,000	1,191,307
Series A Insured: AGM
5.000%, due 12/1/26	400,000	409,505
5.000%, due 12/1/27	450,000	466,368
5.000%, due 12/1/28	500,000	523,455
5.000%, due 12/1/29	675,000	712,258
North Dakota Housing Finance Agency, Revenue Bonds
Series C
6.250%, due 1/1/55	1,000,000	1,096,615
Series D
6.000%, due 7/1/55	1,000,000	1,096,994
		5,496,502
Ohio — 1.6%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,231,175
American Municipal Power, Inc., Revenue Bonds
Series A
5.000%, due 2/15/41	1,000,000	1,003,664
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/36	1,000,000	1,088,107
5.500%, due 12/1/39	1,330,000	1,451,675
City of Upper Arlington OH, General Obligation Bonds
5.250%, due 12/1/35	750,000	757,824
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,038,888
Euclid City School District, General Obligation Bonds
Series A Insured: SD CRED PROG
5.250%, due 1/15/44	1,000,000	1,006,097
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	630,000	630,168
Ohio Air Quality Development Authority, Revenue Bonds
Series D
3.200%, due 5/1/26	1,000,000	990,740
Ohio Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/56	1,000,000	1,096,284
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds
Series D
5.000%, due 12/1/37	1,000,000	1,106,896
Springboro Community City School District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/25	1,975,000	1,995,907
		13,397,425

	Principal Amount	Value
Municipal Bonds (continued)
Oklahoma — 0.3%
Carter County Public Facilities Authority, Revenue Bonds
5.000%, due 9/1/32	$1,000,000	$1,025,198
Oklahoma Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 9/1/56	1,000,000	1,111,385
		2,136,583
Oregon — 1.2%
City of Portland OR Sewer System Revenue, Revenue Bonds
Series A
5.000%, due 10/1/49	1,000,000	1,038,975
Oregon State Lottery, Revenue Bonds
Series A
5.000%, due 4/1/39	1,250,000	1,367,151
5.000%, due 4/1/41	2,500,000	2,691,687
Salem Hospital Facility Authority, Revenue Bonds
Series A
4.000%, due 5/15/41	1,000,000	897,016
State of Oregon, General Obligation Bonds
Series A
5.250%, due 5/1/42	2,000,000	2,194,825
Series D
5.000%, due 5/1/39	815,000	897,285
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/54	1,000,000	1,101,383
		10,188,322
Pennsylvania — 2.2%
Allegheny County Sanitary Authority, Revenue Bonds
5.000%, due 12/1/40	500,000	503,289
Chester County Industrial Development Authority, Revenue Bonds
5.000%, due 10/1/29	350,000	363,211
Coatesville School District, General Obligation Bonds
Insured: BAM
5.250%, due 11/15/37	4,000,000	4,183,811
Commonwealth Financing Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/39	920,000	846,036
Conrad Weiser Area School District, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 9/1/34	1,000,000	989,815
County of Allegheny PA, General Obligation Bonds
Series C76
5.000%, due 11/1/41	1,000,000	1,008,719
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	90,000	94,538
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	255,787
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
3.655%, (3 Month CME SOFR +0.60%), due 7/1/27(a)(b)	85,000	84,498
Series B
5.000%, due 10/1/34	1,000,000	1,006,576

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds
6.000%, due 10/1/54	$995,000	$1,069,849
Insured: FNMA COLL
4.900%, due 6/1/41	500,000	505,764
Remove series
3.000%, due 10/1/51	965,000	932,576
Pennsylvania Turnpike Commission, Revenue Bonds
5.000%, due 12/1/43	1,000,000	1,054,093
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds
Series A
5.250%, due 12/1/44	500,000	512,100
Philadelphia Gas Works Co., Revenue Bonds
5.000%, due 10/1/30	1,435,000	1,462,634
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/36	1,285,000	1,377,960
Temple University-of The Commonwealth System of Higher Education, Revenue Bonds
Insured: AGC
5.000%, due 4/1/42	800,000	846,524
5.000%, due 4/1/45	1,000,000	1,042,392
		18,140,172
Puerto Rico — 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	409,510
5.000%, due 7/1/31	500,000	517,637
		927,147
Rhode Island — 0.5%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series F
5.500%, due 5/15/39	1,320,000	1,432,559
5.500%, due 5/15/41	180,000	193,032
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Insured: GNMA COLL
5.250%, due 10/1/49	1,000,000	1,025,530
Series 77-A Insured: GNMA COLL
5.000%, due 10/1/28	350,000	368,130
Series A Insured: GNMA COLL
5.000%, due 10/1/41	1,000,000	1,038,983
		4,058,234
South Carolina — 2.3%
Patriots Energy Group Financing Agency, Revenue Bonds
Series 2
4.801%, (SOFR + 1.90%), due 2/1/54(a)(b)	6,000,000	6,155,686
South Carolina Jobs-Economic Development Authority, Revenue Bonds
4.000%, due 3/1/62(a)(b)	1,000,000	952,303
Insured: AGC-CR
4.000%, due 11/1/42	1,000,000	951,957
South Carolina Public Service Authority, Revenue Bonds
Series A
5.000%, due 12/1/46	2,000,000	2,009,658

	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
Series B
5.000%, due 12/1/36	$100,000	$100,190
5.000%, due 12/1/46	750,000	753,622
Series B Insured: AGM
5.000%, due 12/1/40	1,120,000	1,180,887
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,180,513
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Insured: HUD SECT 202
5.000%, due 10/1/26(a)(b)	1,000,000	1,005,149
Series A Insured: GNMA/FNMA/FHLMC
4.150%, due 7/1/40	1,000,000	978,063
6.500%, due 7/1/55	1,000,000	1,123,094
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,945,000	2,042,710
		19,433,832
South Dakota — 0.2%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
4.500%, due 12/1/38	300,000	304,236
South Dakota Housing Development Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 11/1/55	1,000,000	1,105,461
		1,409,697
Tennessee — 1.9%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
Insured: AGC-CR
5.000%, due 12/1/34	750,000	813,070
City of Memphis TN Sanitary Sewerage System Revenue, Revenue Bonds
Insured: AGC
5.000%, due 6/1/42	3,000,000	3,168,621
5.000%, due 6/1/43	3,145,000	3,302,888
Health Educational and Housing Facility Board of the City of Memphis/the, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 7/1/27(a)(b)	785,000	799,146
5.000%, due 7/1/27(a)(b)	520,000	529,370
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
Series B
3.600%, due 2/1/45(a)(b)	3,000,000	3,011,400
Metropolitan Knoxville Airport Authority, Revenue Bonds
Series A Insured: AGC
5.000%, due 6/1/44	1,000,000	1,031,587
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds
Series B
5.000%, due 9/1/49(a)(b)	1,300,000	1,351,412
Tennessee Housing Development Agency, Revenue Bonds
3.500%, due 1/1/56(a)(b)	1,500,000	1,499,771
		15,507,265

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Texas — 11.2%
Alamito Public Facility Corp., Revenue Bonds
Insured: HUD SECT 8
5.000%, due 8/1/44(a)(b)	$1,000,000	$1,010,561
Allen Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/42	1,100,000	1,169,258
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
4.000%, due 2/15/44	1,590,000	1,468,895
Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,200,000	2,421,741
Arlington Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	1,500,000	1,514,684
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	969,780
Central Texas Turnpike System, Revenue Bonds
Series B
5.000%, due 8/15/42(a)(b)	1,000,000	1,036,605
Series C
5.000%, due 8/15/34	1,000,000	1,101,016
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,271,818
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/43	250,000	252,987
City of Austin TX Electric Utility Revenue, Revenue Bonds
Series A
5.000%, due 11/15/45	1,455,000	1,455,862
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	738,039
City of Corpus Christi TX Utility System Revenue, Revenue Bonds
5.000%, due 7/15/28	1,000,000	1,056,152
5.000%, due 7/15/32	1,000,000	1,102,884
5.000%, due 7/15/40	1,000,000	1,067,319
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	500,000	335,545
City of Galveston TX Wharves & Terminal Revenue, Revenue Bonds
Series B
5.250%, due 8/1/43	1,000,000	1,046,791
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 8/15/26	1,000,000	1,023,502
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
Series A
5.000%, due 2/1/44	1,035,000	1,055,735
Series B
5.000%, due 2/1/33	1,500,000	1,664,417
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: BAM-TCRS PSF-GTD
3.000%, due 8/15/34	180,000	161,144
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	6,625,000	6,680,614
Dallas College, General Obligation Bonds
3.000%, due 2/15/28	1,575,000	1,573,254

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/42	$1,500,000	$994,911
Del Valle Independent School District TX, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 6/15/39	1,000,000	708,315
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/15/41	1,055,000	1,123,367
Edinburg Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,235,000	1,249,689
Fort Bend Independent School District, General Obligation Bonds
Series B Insured: PSF-GTD
4.000%, due 8/1/54(a)(b)	1,300,000	1,315,124
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 8/15/41	2,670,000	2,180,395
Grand Parkway Transportation Corp., Revenue Bonds
4.000%, due 10/1/37	750,000	743,541
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,172,168
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	315,563
6.500%, due 4/1/29	325,000	341,538
Harris County Municipal Utility District No 43, General Obligation Bonds
Insured: AGM
6.250%, due 9/1/32	2,010,000	2,192,261
Harris County Municipal Utility District No 489, General Obligation Bonds
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,061,849
Harris County Water Control & Improvement District No 159, General Obligation Bonds
Insured: BAM
6.375%, due 9/1/30	1,600,000	1,714,822
Hays Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/43	1,000,000	950,889
Housing Synergy PFC, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 2/1/27(a)(b)	1,000,000	1,010,724
Houston Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,831,288
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	696,945
Lewisville Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	917,743

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	$1,000,000	$936,186
Series 2
4.000%, due 6/1/30	1,020,000	1,007,756
Mesquite Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
4.000%, due 8/15/36	1,590,000	1,592,686
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	560,000	561,198
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.000%, due 11/1/34	580,000	616,035
5.000%, due 11/1/40	2,000,000	2,042,837
North Texas Tollway Authority, Revenue Bonds
Series A
5.250%, due 1/1/38	1,000,000	1,077,428
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,000,000	1,031,085
5.000%, due 2/15/39	2,000,000	2,010,895
5.000%, due 2/15/41	1,500,000	1,506,097
Prosper Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 2/15/40	1,000,000	850,431
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,067,141
5.250%, due 2/15/41	2,000,000	2,090,130
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds
2.100%, due 11/15/50(a)(b)	7,200,000	7,200,000
Texas A&M University, Revenue Bonds
Series A
3.000%, due 5/15/39	1,000,000	826,044
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A Insured: GNMA
3.000%, due 9/1/45	2,000,000	1,527,555
Series A Insured: GNMA COLL
5.750%, due 1/1/56	1,020,000	1,106,979
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.000%, due 1/1/55(a)(b)	6,000,000	6,237,208
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
3.700%, (3 Month CME SOFR + 0.86%), due 9/15/27(a)(b)	1,475,000	1,475,004
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	499,332
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	1,500,000	1,606,273
Texas State Technical College, Revenue Bonds
Insured: AGM
5.000%, due 8/1/25	1,450,000	1,455,474
Texas Water Development Board, Revenue Bonds
5.000%, due 10/15/47	500,000	518,102

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	$500,000	$501,998
Willis Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/40	920,000	638,312
		92,681,921
Utah — 2.8%
Canyons School District, General Obligation Bonds
Series A Insured: SCH BD GTY
1.500%, due 6/15/35	1,830,000	1,333,190
County of Iron UT Sales Tax Revenue, Revenue Bonds
5.000%, due 10/1/49	1,300,000	1,353,677
County of Salt Lake UT, General Obligation Bonds
Series B
2.300%, due 12/15/28	1,325,000	1,267,341
County of Utah UT, Revenue Bonds
Series B
5.000%, due 5/15/46	2,070,000	2,071,567
Intermountain Power Agency, Revenue Bonds
5.000%, due 7/1/37	970,000	1,023,471
Series A
5.000%, due 7/1/36	1,035,000	1,107,810
5.000%, due 7/1/39	715,000	752,946
5.000%, due 7/1/41	1,045,000	1,083,182
State of Utah, General Obligation Bonds
Series B
3.539%, due 7/1/25	1,080,523	1,079,285
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	514,489
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM-TCRS UT CSCE
4.000%, due 4/15/40	250,000	231,365
Utah Housing Corp., Revenue Bonds
Insured: FHLMC COLL
3.400%, due 7/1/30	3,000,000	2,929,207
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/54	2,155,000	2,338,625
6.500%, due 7/1/55	1,000,000	1,106,828
Utah Infrastructure Agency, Revenue Bonds
4.000%, due 10/15/28	350,000	347,103
4.000%, due 10/15/32	500,000	485,796
4.000%, due 10/15/32	650,000	639,223
4.000%, due 10/15/36	1,000,000	950,884
4.000%, due 10/15/38	645,000	593,452
5.000%, due 10/15/32	100,000	104,759
5.500%, due 10/15/33	1,000,000	1,095,761
Series A
5.000%, due 10/15/34	400,000	406,655
		22,816,616
Virginia — 2.4%
Arlington County Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/26	1,250,000	1,263,921
Chesapeake Redevelopment & Housing Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 6/1/26(a)(b)	2,000,000	2,001,678

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
City of Harrisonburg VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.750%, due 7/15/35	$2,500,000	$1,911,183
City of Newport News VA Water Revenue, Revenue Bonds
1.750%, due 7/15/36	3,080,000	2,262,207
County of Fairfax VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
4.000%, due 10/1/28	655,000	659,772
Halifax County Industrial Development Authority, Revenue Bonds
Series A
3.800%, due 12/1/41(a)(b)	1,500,000	1,511,854
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 7/1/37	1,000,000	1,070,076
5.000%, due 7/1/38	600,000	639,335
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	157,275
Virginia Housing Development Authority, Revenue Bonds
Series F
3.625%, due 7/1/55(a)(b)	2,750,000	2,744,532
Virginia Public Building Authority, Revenue Bonds
Series A
5.000%, due 8/1/29	2,000,000	2,008,922
Williamsburg Economic Development Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/42	1,000,000	940,149
Winchester Economic Development Authority, Revenue Bonds
Series A
5.000%, due 1/1/30	1,440,000	1,541,472
Wise County Industrial Development Authority, Revenue Bonds
Series A
0.750%, due 10/1/40(a)(b)	1,500,000	1,477,534
		20,189,910
Washington — 0.9%
Clark County Public Utility District No 1 Electric Revenue, Revenue Bonds
5.000%, due 1/1/44	1,050,000	1,095,304
County of King WA Sewer Revenue, Revenue Bonds
Series A
3.850%, (Municipal Swap Index + 0.23%), due 1/1/40(a)(b)	3,000,000	2,960,029
Seattle Housing Authority, Revenue Bonds
1.000%, due 6/1/26	270,000	260,267
State of Washington, General Obligation Bonds
Series R
5.000%, due 7/1/41	1,420,000	1,517,242
Washington Health Care Facilities Authority, Revenue Bonds
Series A
4.000%, due 3/1/41	400,000	372,705
Washington State Housing Finance Commission
Series 2024-1 A,
0.000%, due 3/20/40	996,535	916,347
		7,121,894

	Principal Amount	Value
Municipal Bonds (continued)
West Virginia — 0.5%
West Virginia Economic Development Authority, Revenue Bonds
Series A
3.375%, due 3/1/40(a)(b)	$1,000,000	$987,090
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,509,290
Series B Insured: AGM
5.125%, due 9/1/42	1,250,000	1,307,853
		3,804,233
Wisconsin — 1.6%
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	485,750
Monroe School District, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/36	860,000	908,273
Public Finance Authority, Revenue Bonds
5.000%, due 3/1/41	1,000,000	1,004,591
5.000%, due 3/1/46	3,000,000	3,006,219
Series A
5.000%, due 6/15/34	300,000	319,922
5.250%, due 6/15/45	150,000	153,471
University of Wisconsin Hospitals & Clinics, Revenue Bonds
Series B
5.000%, due 4/1/54(a)(b)	1,000,000	1,082,636
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A Insured: HUD SECT 8
5.000%, due 12/1/27(a)(b)	3,500,000	3,584,900
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.625%, due 3/1/34	1,000,000	963,534
Series B Insured: FNMA/GNMA/FHLMC
4.250%, due 9/1/44	$ 500,000	$ 471,041
5.000%, due 9/1/39	1,000,000	1,037,128
		13,017,465
Wyoming — 0.6%
County of Campbell WY, Revenue Bonds
Series A
3.625%, due 7/15/39	1,170,000	1,021,521
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	3,000,000	3,154,618
Wyoming Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
4.300%, due 12/1/40	1,000,000	986,524
		5,162,663
Total Municipal Bonds
(Cost $831,427,603)		826,198,856

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

	Shares	Value
Short-Term Investment — 0.8%
Money Market Fund — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 4.24%(e)
(Cost $6,362,431)	6,362,431	$6,362,431

Total Investments — 100.3% (Cost $837,790,034)		832,561,287
Other Assets and Liabilities, Net — (0.3)%		(2,855,916)
Net Assets — 100.0%		$829,705,371

(a)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(b)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2025.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Less than 0.05%.

(e)Reflects the 1-day yield at April 30, 2025.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
GTD	- Guaranteed.
HUD SECT 8	- Housing and Urban Development Section 8.
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts
UT CSCE	- Utah Charter School Credit Enhancement

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2025

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$ —	$826,198,856	$ —	$826,198,856
Short-Term Investment:
Money Market Fund	6,362,431	—	—	6,362,431
Total Investments in Securities	$6,362,431	$826,198,856	$—	$832,561,287

(f)For a complete listing of investments and their states, see the Schedule of Investments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF

April 30, 2025

	Principal Amount	Value
Municipal Bonds — 101.3%
Airport — 7.6%
City of Fresno CA Airport Revenue, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/33	$ 250,000	$ 268,889
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/32	200,000	223,347
Series B Insured: AGM
5.000%, due 6/1/32	200,000	223,347
New York Transportation Development Corp., Revenue Bonds
Series A Insured: AGC
5.250%, due 12/31/54	250,000	253,828
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A Insured: BAM
4.000%, due 3/1/34	500,000	496,057
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.250%, due 7/1/36	500,000	542,664
		2,008,132
Build America Bonds — 2.3%
State of California, General Obligation Bonds
7.600%, due 11/1/40	500,000	606,685
Development — 3.3%
California Infrastructure & Economic Development Bank, Revenue Bonds
Series B-2
3.000%, due 10/1/47(a)(b)	350,000	345,883
California Statewide Communities Development Authority, Special Assessment
Series C
5.000%, due 9/2/34	500,000	514,946
		860,829
Education — 3.7%
California Infrastructure & Economic Development Bank, Revenue Bonds
Series B
5.000%, due 11/1/34	325,000	353,217
5.000%, due 11/1/41	275,000	284,707
California School Finance Authority, Revenue Bonds
5.000%, due 8/1/46	350,000	334,736
		972,660
General — 25.4%
California Community Choice Financing Authority, Revenue Bonds
5.500%, due 10/1/54(a)(b)	995,000	1,065,104
Series B-1
4.000%, due 2/1/52(a)(b)	1,000,000	988,651
Series D
5.000%, due 2/1/55(a)(b)	620,000	651,904
Cathedral City Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: BAM
4.000%, due 8/1/32	140,000	140,593
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	625,000	604,727
Commonwealth of Puerto Rico, Notes,
due 11/1/51(a)(b)	99,683	44,982

	Principal Amount	Value
Municipal Bonds (continued)
General (continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
5.000%, due 6/1/36	$ 250,000	$ 268,693
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.500%, due 1/1/56(a)(b)	750,000	823,627
Santa Fe Springs Public Financing Authority, Revenue Bonds
Insured: AGC
5.000%, due 6/1/27	700,000	725,669
Territory of Guam, Revenue Bonds
Series D
5.000%, due 11/15/27	585,000	588,761
Series F
5.000%, due 1/1/30	750,000	781,609
		6,684,320
General Obligation — 8.4%
City of Menlo Park CA, General Obligation Bonds
2.000%, due 8/1/33	420,000	352,933
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	251,878	234,431
5.625%, due 7/1/29	500,000	519,716
Grossmont Healthcare District, General Obligation Bonds
Series F
5.000%, due 7/15/32	350,000	393,604
Kern Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/32	625,000	701,946
		2,202,630
Higher Education — 3.8%
University of California, Revenue Bonds
Series AO
3.250%, due 5/15/29	500,000	499,996
Series BS
5.000%, due 5/15/37	350,000	386,297
University of Puerto Rico, Revenue Bonds
Series P Insured: NATL-IBC
5.000%, due 6/1/25	120,000	120,133
		1,006,426
Housing — 1.6%
California Community College Financing Authority, Revenue Bonds
5.000%, due 5/1/38	400,000	410,007
Medical — 6.8%
California Health Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 12/1/39	250,000	255,477
Series B
5.000%, due 11/1/54(a)(b)	500,000	549,521
California Municipal Finance Authority, Revenue Bonds
Series A
3.000%, due 7/1/28	500,000	483,249
California Statewide Communities Development Authority, Revenue Bonds
Series A
5.000%, due 3/1/35	500,000	500,699
		1,788,946

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF (continued)

April 30, 2025

	Principal Amount	Value
Municipal Bonds (continued)
Mello-Roos — 2.3%
Romoland School District, Special Tax
5.000%, due 9/1/32	$ 110,000	$ 116,236
5.000%, due 9/1/34	135,000	142,341
Series 1
5.000%, due 9/1/46	370,000	376,075
		634,652
Multifamily Housing — 0.9%
California Housing Finance Agency, Revenue Bonds
Series 2021-2 A Insured: FHLMC COLL
3.750%, due 3/25/35	237,729	233,219
Pollution — 1.9%
California Municipal Finance Authority, Revenue Bonds
Series A
4.375%, due 9/1/53(a)(b)	500,000	500,711
Power — 1.0%
Los Angeles Department of Water & Power, Revenue Bonds
Series A
5.000%, due 7/1/25	250,000	250,309
School District — 19.5%
Alhambra Unified School District, General Obligation Bonds
Series B
5.250%, due 8/1/40	500,000	560,212
Alum Rock Union Elementary School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 8/1/25	185,000	185,899
5.000%, due 8/1/37	420,000	468,310
Series B Insured: BAM
5.000%, due 8/1/33	290,000	327,336
Compton Unified School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/29	750,000	781,275
El Monte Union High School District, General Obligation Bonds
Insured: AGM
3.820%, due 6/1/36(c)	140,000	92,040
Fairfield-Suisun Unified School District, General Obligation Bonds
2.000%, due 8/1/29	500,000	458,591
Fremont Union High School District, General Obligation Bonds
Series A
3.000%, due 8/1/39	255,000	220,345
Jefferson Union High School District, General Obligation Bonds
Series C
5.000%, due 8/1/31	350,000	388,398
5.000%, due 8/1/36	250,000	281,029
Los Angeles Unified School District, General Obligation Bonds
Series A
5.000%, due 7/1/26	500,000	512,111
Novato Unified School District, General Obligation Bonds
Series B
2.000%, due 8/1/33	500,000	422,078
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	467,665
		5,165,289

	Principal Amount	Value
Municipal Bonds (continued)
Tobacco Settlement — 1.0%
California County Tobacco Securitization Agency, Revenue Bonds
Series A
4.000%, due 6/1/36	$ 275,000	$ 267,020
Transportation — 2.9%
Alameda Corridor Transportation Authority, Revenue Bonds
Series B Insured: AGM
3.000%, due 10/1/34	250,000	221,293
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A Insured: AGM
5.500%, due 1/15/31	500,000	559,347
		780,640
Water — 8.9%
City of Los Angeles CA Wastewater System Revenue, Revenue Bonds
Series C
5.000%, due 6/1/34	1,000,000	1,128,403
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series 1
3.125%, due 9/1/26	200,000	199,847
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A
5.000%, due 7/1/30	500,000	511,140
San Francisco City & County Public Utilities Commission Wastewater Revenue, Revenue Bonds
1.000%, due 10/1/25	500,000	493,280
		2,332,670
Total Municipal Bonds
(Cost $26,569,058)		$26,705,145
	Shares	Value
Short-Term Investment — 10.7%
Money Market Fund — 10.7%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 4.24%(d)
(Cost $2,812,784)	2,812,784	2,812,784

Total Investments — 112.0% (Cost $29,381,842)		29,517,929
Other Assets and Liabilities, Net — (12.0)%		(3,157,889)
Net Assets — 100.0%		$26,360,040

(a)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(b)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2025.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Reflects the 1-day yield at April 30, 2025.

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF (continued)

April 30, 2025

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
IBC	- Insured Bond Certificate
NATL	- National Public Finance Guarantee Corp.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$26,705,145	$—	$26,705,145
Short-Term Investment:
Money Market Fund	2,812,784	—	—	2,812,784
Total Investments in Securities	$2,812,784	$26,705,145	$—	$29,517,929

(e)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI CBRE Real Assets ETF

April 30, 2025

	Shares	Value
Common Stocks — 99.6%
Communications — 1.7%
Cellnex Telecom SA	890	$ 36,057
Infrastrutture Wireless Italiane SpA	2,581	30,924
NETLINK NBN TRUST	36,188	25,360
Total Communications		92,341
Datacenters — 4.4%
Digital Realty Trust, Inc.	406	65,179
Equinix, Inc.	197	169,568
Total Datacenters		234,747
Diversified Property Holdings — 5.4%
Hulic Co., Ltd.	6,000	62,696
Japan Metropolitan Fund Invest	49	32,669
Land Securities Group PLC	6,160	48,750
LondonMetric Property PLC	16,273	41,798
Mirvac Group	17,768	25,921
Orix JREIT, Inc.	10	12,605
Sino Land Co., Ltd.	23,766	24,457
Stockland	6,681	23,469
Swire Properties Ltd.	7,656	16,922
Total Diversified Property Holdings		289,287
Healthcare Facilities — 5.3%
Ventas, Inc.	926	64,894
Welltower, Inc.	1,440	219,730
Total Healthcare Facilities		284,624
Industrial Properties — 7.0%
CapitaLand Ascendas REIT	24,216	49,333
EastGroup Properties, Inc.	517	84,488
First Industrial Realty Trust, Inc.	1,311	62,377
Goodman Group	1,481	28,410
Keppel DC REIT	32,300	53,434
LaSalle Logiport REIT	15	14,312
Nippon Prologis REIT, Inc.	19	31,449
Prologis, Inc.	520	53,144
Total Industrial Properties		376,947
Midstream/Pipelines — 7.4%
Enbridge, Inc.	1,050	49,007
Kinder Morgan, Inc.	974	25,616
ONEOK, Inc.	234	19,226
Pembina Pipeline Corp.	1,562	59,594
Plains GP Holdings LP, Class A*	1,423	26,525
Targa Resources Corp.	908	155,177
Williams Cos., Inc. (The)	1,011	59,214
Total Midstream/Pipelines		394,359
Net Leased Properties — 3.5%
Essential Properties Realty Trust, Inc.	1,911	61,477
Iron Mountain, Inc.	380	34,074
VICI Properties, Inc.	2,848	91,193
Total Net Leased Properties		186,744
Office Buildings — 1.4%
Castellum AB*	3,542	42,985
COPT Defense Properties	1,169	30,523
Total Office Buildings		73,508
Residential — 5.4%
Daiwa House REIT Investment Corp.	19	31,875
Elme Communities	2,021	31,467
Equity LifeStyle Properties, Inc.	1,046	67,760
Independence Realty Trust, Inc.	1,700	33,031

	Shares	Value
Common Stocks (continued)
Residential (continued)
Invitation Homes, Inc.	2,468	$ 84,381
TAG Immobilien AG*	2,696	43,825
Total Residential		292,339
Residential: Hotels — 1.2%
Hilton Worldwide Holdings, Inc.	118	26,607
Japan Hotel REIT Investment Corp.	32	15,838
Sunstone Hotel Investors, Inc.	2,566	21,400
Total Residential: Hotels		63,845
Retail: Community Shopping Centers — 2.7%
AEON REIT Investment Corp.	13	11,392
Link REIT	7,910	37,078
Regency Centers Corp.	1,018	73,479
Shaftesbury Capital PLC	13,091	23,746
Total Retail: Community Shopping Centers		145,695
Retail: Enclosed Malls — 7.0%
CapitaLand Integrated Commercial Trust	22,600	37,214
Hammerson PLC	4,747	16,016
Klepierre SA	1,507	55,230
Scentre Group	33,495	77,583
Simon Property Group, Inc.	1,190	187,282
Total Retail: Enclosed Malls		373,325
Self Storage Property — 4.4%
Big Yellow Group PLC	1,472	19,780
CubeSmart	1,596	64,909
Extra Space Storage, Inc.	773	113,260
Smartstop Self Storage REIT, Inc.	1,023	35,948
Total Self Storage Property		233,897
Towers — 2.5%
American Tower Corp.	607	136,824
Transportation — 12.3%
Aena SME SA	208	52,349
Auckland International Airport Ltd.	15,265	68,124
Canadian National Railway Co.	353	34,119
China Merchants Port Holdings Co., Ltd.	21,763	35,417
CSX Corp.	1,678	47,101
Eiffage SA	379	51,592
Ferrovial SE	1,797	87,593
Flughafen Zürich AG	103	25,996
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	4,915	99,972
Jiangsu Expressway Co., Ltd., Class H	23,685	29,474
Norfolk Southern Corp.	179	40,105
Transurban Group	3,601	32,511
West Japan Railway Co.	2,508	52,678
Total Transportation		657,031
Utilities — 28.0%
AES Corp. (The)	2,705	27,050
Ameren Corp.	312	30,963
Atmos Energy Corp.(a)	353	56,702
Chesapeake Utilities Corp.	362	47,665
China Gas Holdings Ltd.	17,448	15,795
China Resources Gas Group Ltd.	4,088	11,439
Chubu Electric Power Co., Inc.	2,592	33,654

See notes to financial statements.

Schedule of Investments — NYLI CBRE Real Assets ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Utilities (continued)
CLP Holdings Ltd.	6,689	$ 57,189
CMS Energy Corp.	687	50,598
Constellation Energy Corp.	196	43,794
DTE Energy Co.	201	27,537
E.ON SE	3,759	65,869
Emera, Inc.(a)	662	29,738
Enel SpA	3,486	30,291
Essential Utilities, Inc.	1,491	61,325
Evergy, Inc.	996	68,824
Iberdrola SA	3,256	58,832
Kansai Electric Power Co., Inc. (The)	2,240	27,560
National Grid PLC	8,009	115,855
NextEra Energy, Inc.	1,764	117,976
OGE Energy Corp.	1,217	55,227
Pennon Group PLC	3,413	22,839
PG&E Corp.	4,703	77,694
PPL Corp.	3,080	112,420
Public Service Enterprise Group, Inc.	326	26,057
Severn Trent PLC	555	20,683

	Shares	Value
Common Stocks (continued)
Utilities (continued)
WEC Energy Group, Inc.	1,188	$ 130,110
Xcel Energy, Inc.	1,106	78,194
Total Utilities		1,501,880
Total Common Stocks
(Cost $4,880,031)		5,337,393
Short-Term Investments — 1.0%
Money Market Funds — 1.0%
BlackRock Liquidity FedFund, 4.22%(b)	22,745	22,745
Dreyfus Government Cash Management Fund, Institutional Shares, 4.24%(b)(c)	29,108	29,108
Total Short-Term Investments
(Cost $51,853)		51,853
Total Investments — 100.6% (Cost $4,931,884)		5,389,246
Other Assets and Liabilities, Net — (0.6)%		(32,532)
Net Assets — 100.0%		$5,356,714

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $83,628; total market value of collateral held by the Fund was $85,303. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $56,195.

(b)Reflects the 1-day yield at April 30, 2025.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,337,393	$—	$—	$5,337,393
Short-Term Investments:
Money Market Funds	51,853	—	—	51,853
Total Investments in Securities	$5,389,246	$—	$—	$5,389,246

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Winslow Large Cap Growth ETF

April 30, 2025

	Shares	Value
Common Stocks — 99.5%
Communication Services — 12.7%
Alphabet, Inc., Class A	9,151	$ 1,453,179
Alphabet, Inc., Class C	5,560	894,548
Meta Platforms, Inc., Class A	9,198	5,049,702
Netflix, Inc.*	2,961	3,351,023
Spotify Technology SA*	4,007	2,460,218
Total Communication Services		13,208,670
Consumer Discretionary — 14.9%
Amazon.com, Inc.*	40,658	7,498,149
Booking Holdings, Inc.	338	1,723,557
Chipotle Mexican Grill, Inc.*	43,768	2,211,159
DoorDash, Inc., Class A*	7,391	1,425,650
Hilton Worldwide Holdings, Inc.	4,721	1,064,491
Tesla, Inc.*	5,414	1,527,614
Total Consumer Discretionary		15,450,620
Financials — 10.6%
Arthur J Gallagher & Co.	5,366	1,720,823
Fiserv, Inc.*	5,498	1,014,766
LPL Financial Holdings, Inc.	6,065	1,939,526
Mastercard, Inc., Class A	5,555	3,044,473
Visa, Inc., Class A	9,589	3,313,000
Total Financials		11,032,588
Health Care — 11.4%
Alnylam Pharmaceuticals, Inc.*	4,068	1,070,860
Boston Scientific Corp.*	11,061	1,137,845
Danaher Corp.	5,584	1,113,059
Eli Lilly & Co.	4,924	4,426,430
Intuitive Surgical, Inc.*	5,363	2,766,236
Stryker Corp.	3,499	1,308,346
Total Health Care		11,822,776
Industrials — 8.3%
Axon Enterprise, Inc.*	2,159	1,324,115
Cintas Corp.	6,224	1,317,496
GE Aerospace	9,408	1,896,088
Howmet Aerospace, Inc.	11,170	1,547,939
Trane Technologies PLC	3,293	1,262,240
Vertiv Holdings Co., Class A	14,341	1,224,434
Total Industrials		8,572,312

	Shares	Value
Common Stocks (continued)
Information Technology — 40.4%
Apple, Inc.	36,839	$ 7,828,288
Broadcom, Inc.	17,116	3,294,317
Fair Isaac Corp.*	1,208	2,403,533
Lam Research Corp.	32,566	2,334,005
Microsoft Corp.	26,388	10,430,121
NVIDIA Corp.	62,524	6,810,114
Oracle Corp.	6,113	860,221
Palantir Technologies, Inc., Class A*	7,739	916,607
ServiceNow, Inc.*	2,331	2,226,128
Shopify, Inc., Class A*	12,140	1,153,300
Snowflake, Inc., Class A*	7,880	1,256,781
Texas Instruments, Inc.	5,873	939,974
Workday, Inc., Class A*	5,866	1,437,170
Total Information Technology		41,890,559
Materials — 1.2%
Ecolab, Inc.	4,733	1,190,018
Total Common Stocks
(Cost $94,155,002)		103,167,543
Short-Term Investment — 0.6%
Money Market Fund — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%(a)
(Cost $606,668)	606,668	606,668

Total Investments — 100.1% (Cost $94,761,670)		103,774,211
Other Assets and Liabilities, Net — (0.1)%		(59,043)
Net Assets — 100.0%		$103,715,168

1

*Non-income producing securities.

(a)Reflects the 1-day yield at April 30, 2025.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$103,167,543	$—	$—	$103,167,543
Short-Term Investment:
Money Market Fund	606,668	—	—	606,668
Total Investments in Securities	$103,774,211	$—	$—	$103,774,211

(b)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Winslow Focused Large Cap Growth ETF

April 30, 2025

	Shares	Value
Common Stocks — 97.6%
Communication Services — 14.8%
Alphabet, Inc., Class C	1,828	$ 294,107
Meta Platforms, Inc., Class A	1,010	554,490
Netflix, Inc.*	390	441,371
Spotify Technology SA*	446	273,835
Total Communication Services		1,563,803
Consumer Discretionary — 18.2%
Amazon.com, Inc.*	4,347	801,674
Booking Holdings, Inc.	54	275,361
Chipotle Mexican Grill, Inc.*	5,030	254,116
Hilton Worldwide Holdings, Inc.	947	213,529
O’Reilly Automotive, Inc.*	263	372,197
Total Consumer Discretionary		1,916,877
Financials — 12.0%
Arthur J Gallagher & Co.	725	232,500
Fiserv, Inc.*	1,384	255,445
KKR & Co., Inc.	1,367	156,207
LPL Financial Holdings, Inc.	788	251,995
Mastercard, Inc., Class A	683	374,325
Total Financials		1,270,472
Health Care — 9.9%
Eli Lilly & Co.	540	485,433
Intuitive Surgical, Inc.*	649	334,754
Stryker Corp.	612	228,839
Total Health Care		1,049,026
Industrials — 4.3%
Eaton Corp. PLC	529	155,722
Trane Technologies PLC	778	298,215
Total Industrials		453,937

	Shares	Value
Common Stocks (continued)
Information Technology — 38.4%
Amphenol Corp., Class A	3,653	$ 281,098
Analog Devices, Inc.	942	183,615
Apple, Inc.	2,274	483,225
Broadcom, Inc.	2,659	511,778
Microsoft Corp.	2,864	1,132,024
NVIDIA Corp.	6,766	736,953
Oracle Corp.	1,261	177,448
ServiceNow, Inc.*	296	282,683
Synopsys, Inc.*	291	133,572
Workday, Inc., Class A*	561	137,445
Total Information Technology		4,059,841
Total Common Stocks
(Cost $8,089,644)		10,313,956
Short-Term Investment — 2.6%
Money Market Fund — 2.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%(a)
(Cost $275,472)	275,472	275,472

Total Investments — 100.2% (Cost $8,365,116)		10,589,428
Other Assets and Liabilities, Net — (0.2)%		(25,021)
Net Assets — 100.0%		$10,564,407

1

*Non-income producing securities.

(a)Reflects the 1-day yield at April 30, 2025.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$10,313,956	$—	$—	$10,313,956
Short-Term Investment:
Money Market Fund	275,472	—	—	275,472
Total Investments in Securities	$10,589,428	$—	$—	$10,589,428

(b)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

Statements of Assets and Liabilities

April 30, 2025

See notes to financial statements.

	NYLI MacKay Core Plus Bond ETF	NYLI MacKay High Income ETF	NYLI MacKay Securitized Income ETF	NYLI MacKay Muni Insured ETF
Assets
Investments in securities, at value (including securities on loan)(a)	$280,624,221	$61,451,796	$150,421,285	$456,285,645
Cash	31,777	7,381	76,138	—
Deposits at broker for futures contracts	801,757	—	534,498	—
Dividend and interest receivable	2,295,799	971,687	489,265	5,731,868
Receivable for investments sold	1,239,324	130,806	3,059,176	—
Securities lending income receivable	2,316	2,151	—	—
Receivable for capital shares transactions	—	—	—	1,049
Due from advisor	—	—	5,608	—
Variation margin receivable	—	—	30,727	—
Total Assets	284,995,194	62,563,821	154,616,697	462,018,562

Liabilities
Payable for investments purchased	1,470,391	119,400	4,000,259	—
Fund distributions payable	1,323,653	350,006	759,344	1,509,098
Collateral for investments on loan	871,050	2,410,318	—	—
Variation margin payable	125,915	—	—	—
Advisory fees payable	42,333	12,099	—	84,238
Trustee fees payable	3,789	662	1,432	5,876
Compliance fees payable	65	30	270	123
Payable for capital shares repurchased	—	—	—	3,496,007
Accrued expenses and other liabilities	98,754	54,161	78,972	110,593
Total Liabilities	3,935,950	2,946,676	4,840,277	5,205,935
Net Assets	$281,059,244	$59,617,145	$149,776,420	$456,812,627

Composition of Net Assets
Paid-in capital	$299,568,390	$58,859,070	$147,556,599	$524,946,434
Total distributable earnings/(accumulated loss)	(18,509,146)	758,075	2,219,821	(68,133,807)
Net Assets	$281,059,244	$59,617,145	$149,776,420	$456,812,627

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	13,350,000	2,325,000	5,763,087	19,600,000
Net Asset Value Per Share	$21.05	$25.64	$25.99	$23.31
Investments, at cost	$280,956,632	$61,053,927	$148,970,959	$462,705,110
(a)Market value of securities on loan	$8,557,111	$3,044,525	$—	$—

Statements of Assets and Liabilities (continued)

April 30, 2025

See notes to financial statements.

	NYLI MacKay Muni Intermediate ETF	NYLI MacKay California Muni Intermediate ETF	NYLI CBRE Real Assets ETF	NYLI Winslow Large Cap Growth ETF
Assets
Investments in securities, at value (including securities on loan)(a)	$832,561,287	$29,517,929	$5,389,246	$103,774,211
Foreign currency(b)	—	—	2,581	—
Dividend and interest receivable	10,062,676	333,452	7,155	14,031
Receivable for investments sold	1,326,412	—	69,241	—
Due from advisor	—	—	12,173	—
Securities lending income receivable	—	—	10	—
Reclaims receivable	—	—	15	—
Total Assets	843,950,375	29,851,381	5,480,421	103,788,242

Liabilities
Payable for investments purchased	11,354,901	3,364,736	63,541	—
Fund distributions payable	2,569,700	80,750	—	—
Advisory fees payable	137,017	7,570	—	21,693
Trustee fees payable	9,405	249	51	1,931
Compliance fees payable	114	53	1	5
Collateral for investments on loan	—	—	29,108	—
Accrued expenses and other liabilities	173,867	37,983	31,006	49,445
Total Liabilities	14,245,004	3,491,341	123,707	73,074
Net Assets	$829,705,371	$26,360,040	$5,356,714	$103,715,168

Composition of Net Assets
Paid-in capital	$866,935,798	$33,772,422	$4,980,108	$99,408,558
Total distributable earnings/(accumulated loss)	(37,230,427)	(7,412,382)	376,606	4,306,610
Net Assets	$829,705,371	$26,360,040	$5,356,714	$103,715,168

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	35,000,000	1,250,000	200,000	2,360,000
Net Asset Value Per Share	$23.71	$21.09	$26.78	$43.95
Investments, at cost	$837,790,034	$29,381,842	$4,931,884	$94,761,670
(a)Market value of securities on loan	$—	$—	$83,628	$—
(b)Cost of foreign currency	$—	$—	$2,494	$—

Statements of Assets and Liabilities (continued)

April 30, 2025

See notes to financial statements.

NYLI Winslow Focused Large Cap Growth ETF
Assets
Investments in securities, at value	$10,589,428
Due from advisor	1,874
Dividend receivable	733
Total Assets	10,592,035

Liabilities
Trustee fees payable	100
Compliance fees payable	2
Accrued expenses and other liabilities	27,526
Total Liabilities	27,628
Net Assets	$10,564,407

Composition of Net Assets
Paid-in capital	$8,352,067
Total distributable earnings/(accumulated loss)	2,212,340
Net Assets	$10,564,407

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	240,000
Net Asset Value Per Share	$44.02
Investments, at cost	$8,365,116

See notes to financial statements.

Statements of Operations

For the Year Ended April 30, 2025

	NYLI MacKay Core Plus Bond ETF	NYLI MacKay High Income ETF	NYLI MacKay Securitized Income ETF(a)	NYLI MacKay Muni Insured ETF
Investment Income
Interest income	$13,986,042	$4,690,665	$7,548,691	$19,696,066
Dividend income	142,017	134,872	91,836	215,918
Securities lending income, net of borrower rebates	54,829	16,119	8	—
Total investment income	14,182,888	4,841,656	7,640,535	19,911,984

Expenses
Advisory fees (See Note 3)	962,043	254,872	507,485	1,932,060
Administrative and accounting fees	78,648	32,206	38,672	137,218
Custodian fees	62,295	32,435	19,795	41,775
Audit and Tax fees	37,167	35,107	35,135	33,351
Legal fees	36,177	6,786	11,108	50,605
Trustee fees	24,667	6,221	12,142	48,399
Shareholder reporting fees	14,013	2,558	6,275	18,547
Registration fees	9,136	—	22,578	5,299
Listing fees	9,009	7,966	16,042	9,384
Intraday pricing fees	1,658	1,697	1,641	2,229
Compliance fees	599	68	587	1,232
Insurance fees	367	138	8	719
Miscellaneous fees	1,150	677	58	58
Total expenses	1,236,929	380,731	671,526	2,280,876
Waivers/Reimbursements (See Note 3)	(274,888)	(125,858)	(164,041)	(831,831)
Net expenses	962,041	254,873	507,485	1,449,045
Net investment income	13,220,847	4,586,783	7,133,050	18,462,939

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(1,405,403)	857,381	244,953	(511,607)
Futures contracts	(572,566)	—	(31,468)	—
Foreign currency transactions	260	—	—	—
Net realized gain (loss)	(1,977,709)	857,381	213,485	(511,607)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	4,490,379	(278,626)	1,450,326	(9,410,193)
Futures contracts	804,211	—	815,396	—
Foreign currency translations	(3,761)	—	—	—
Net change in net unrealized appreciation (depreciation)	5,290,829	(278,626)	2,265,722	(9,410,193)
Net realized and unrealized gain (loss)	3,313,120	578,755	2,479,207	(9,921,800)
Net Increase in Net Assets Resulting from Operations	$16,533,967	$5,165,538	$9,612,257	$8,541,139

(a)Commencement of operations was May 31, 2024.

See notes to financial statements.

Statements of Operations (continued)

For the Year Ended April 30, 2025

	NYLI MacKay Muni Intermediate ETF	NYLI MacKay California Muni Intermediate ETF	NYLI CBRE Real Assets ETF	NYLI Winslow Large Cap Growth ETF
Investment Income
Interest income	$28,270,601	$915,567	$—	$—
Dividend income*	476,917	73,749	192,830	348,595
Securities lending income, net of borrower rebates	—	—	353	120
Total investment income	28,747,518	989,316	193,183	348,715

Expenses
Advisory fees (See Note 3)	2,955,214	113,598	34,032	545,422
Administrative and accounting fees	212,844	2,699	11,156	8,399
Custodian fees	85,373	7,009	13,897	3,067
Legal fees	74,978	2,893	624	5,177
Trustee fees	74,300	2,267	505	6,462
Audit and Tax fees	33,351	34,867	28,634	28,578
Shareholder reporting fees	31,798	960	750	1,599
Listing fees	15,263	7,864	9,242	8,366
Intraday pricing fees	2,229	1,670	1,557	1,658
Compliance fees	1,796	18	7	148
Insurance fees	1,067	42	8	38
Registration fees	27,746	3	—	11,967
Miscellaneous fees	58	70	58	41
Total expenses	3,516,017	173,960	100,470	620,922
Waivers/Reimbursements (See Note 3)	(1,299,599)	(85,606)	(66,438)	(184,584)
Net expenses	2,216,418	88,354	34,032	436,338
Net investment income (loss)	26,531,100	900,962	159,151	(87,623)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(6,609,465)	(29,277)	(302)	(4,588,169)
In-Kind redemptions	—	—	—	4,042,486
Foreign currency transactions	—	—	(903)	—
Net realized loss	(6,609,465)	(29,277)	(1,205)	(545,683)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(4,464,498)	(319,318)	529,945	1,867,706
Foreign currency translations	—	—	313	—
Net change in net unrealized appreciation (depreciation)	(4,464,498)	(319,318)	530,258	1,867,706
Net realized and unrealized gain (loss)	(11,073,963)	(348,595)	529,053	1,322,023
Net Increase in Net Assets Resulting from Operations	$15,457,137	$552,367	$688,204	$1,234,400

*Net of foreign taxes withheld of:	$—	$—	$9,100	$541

See notes to financial statements.

Statements of Operations (continued)

For the Year Ended April 30, 2025

NYLI Winslow Focused Large Cap Growth ETF
Investment Income
Dividend income*	$49,374
Total investment income	49,374

Expenses
Advisory fees (See Note 3)	77,990
Audit and Tax fees	28,578
Listing fees	8,662
Administrative and accounting fees	4,875
Intraday pricing fees	1,658
Legal fees	1,332
Trustee fees	1,035
Custodian fees	544
Shareholder reporting fees	156
Compliance fees	17
Insurance fees	12
Excise tax fees	150
Miscellaneous fees	58
Total expenses	125,067
Waivers/Reimbursements (See Note 3)	(57,326)
Net expenses	67,741
Net investment loss	(18,367)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	293,936
In-Kind redemptions	1,250,717
Net realized gain	1,544,653
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(227,263)
Net change in net unrealized depreciation	(227,263)
Net realized and unrealized gain (loss)	1,317,390
Net Increase in Net Assets Resulting from Operations	$1,299,023

*Net of foreign taxes withheld of:	$99

Statements of Changes in Net Assets

See notes to financial statements.

	NYLI MacKay Core Plus Bond ETF		NYLI MacKay High Income ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2025	2024	2025	2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$13,220,847	$11,906,870	$4,586,783	$6,355,538
Net realized gain (loss)	(1,977,709)	(6,198,769)	857,381	247,249
Net change in net unrealized appreciation (depreciation)	5,290,829	(3,571,981)	(278,626)	20,467
Net increase in net assets resulting from operations	16,533,967	2,136,120	5,165,538	6,623,254
Distributions to Shareholders	(14,265,396)	(11,825,574)	(5,970,428)	(5,752,440)

Capital Share Transactions
Proceeds from shares created	154,478,215	15,588,803	721,095	59,009,264
Cost of shares redeemed	(89,292,175)	(34,837,436)	(23,517,410)	(2,646,618)
Net increase (decrease) from capital share transactions	65,186,040	(19,248,633)	(22,796,315)	56,362,646
Total increase (decrease) in net assets	67,454,611	(28,938,087)	(23,601,205)	57,233,460

Net Assets
Beginning of year	213,604,633	242,542,720	83,218,350	25,984,890
End of year	$281,059,244	$213,604,633	$59,617,145	$83,218,350

Changes in Shares Outstanding
Shares outstanding, beginning of year	10,450,000	11,400,000	3,200,000	1,000,000
Shares created	7,150,000	750,000	25,000	2,300,000
Shares redeemed	(4,250,000)	(1,700,000)	(900,000)	(100,000)
Shares outstanding, end of year	13,350,000	10,450,000	2,325,000	3,200,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI MacKay Securitized Income ETF	NYLI MacKay Muni Insured ETF
	For the Period May 31, 2024* to April 30, 2025	For the Year Ended April 30,
		2025	2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,133,050	$18,462,939	$15,743,539
Net realized gain (loss)	213,485	(511,607)	(4,577,494)
Net change in net unrealized appreciation (depreciation)	2,265,722	(9,410,193)	(1,561,961)
Net increase in net assets resulting from operations	9,612,257	8,541,139	9,604,084
Distributions to Shareholders	(7,306,512)	(20,271,633)	(16,214,900)

Capital Share Transactions
Proceeds from shares created	165,660,507 (a)	87,789,421	157,883,345
Cost of shares redeemed	(18,189,832)	(77,716,527)	(55,878,397)
Net increase from capital share transactions	147,470,675	10,072,894	102,004,948
Total increase (decrease) in net assets	149,776,420	(1,657,600)	95,394,132

Net Assets
Beginning of period	—	458,470,227	363,076,095
End of period	$149,776,420	$456,812,627	$458,470,227

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	19,200,000	14,950,000
Shares created	6,463,087	3,650,000	6,600,000
Shares redeemed	(700,000)	(3,250,000)	(2,350,000)
Shares outstanding, end of period	5,763,087	19,600,000	19,200,000

*Commencement of operations.

(a)Subscriptions include proceeds from shares issued in connection with an in-kind contribution (See Note 1).

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI MacKay Muni Intermediate ETF		NYLI MacKay California Muni Intermediate ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2025	2024	2025	2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$26,531,100	$18,538,864	$900,962	$1,099,564
Net realized loss	(6,609,465)	(2,611,293)	(29,277)	(69,262)
Net change in net unrealized depreciation	(4,464,498)	(339,833)	(319,318)	(113,680)
Net increase in net assets resulting from operations	15,457,137	15,587,738	552,367	916,622
Distributions to Shareholders	(29,352,873)	(19,799,129)	(986,798)	(1,244,793)

Capital Share Transactions
Proceeds from shares created	230,508,839	280,896,285	3,235,678	8,504,362
Cost of shares redeemed	(38,172,247)	(39,922,258)	(2,144,496)	(33,295,456)
Net increase (decrease) from capital share transactions	192,336,592	240,974,027	1,091,182	(24,791,094)
Total increase (decrease) in net assets	178,440,856	236,762,636	656,751	(25,119,265)

Net Assets
Beginning of year	651,264,515	414,501,879	25,703,289	50,822,554
End of year	$829,705,371	$651,264,515	$26,360,040	$25,703,289

Changes in Shares Outstanding
Shares outstanding, beginning of year	27,050,000	16,950,000	1,200,000	2,350,000
Shares created	9,550,000	11,750,000	150,000	400,000
Shares redeemed	(1,600,000)	(1,650,000)	(100,000)	(1,550,000)
Shares outstanding, end of year	35,000,000	27,050,000	1,250,000	1,200,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI CBRE Real Assets ETF		NYLI Winslow Large Cap Growth ETF
	For the Year Ended April 30, 2025	For the Period May 10, 2023* to April 30, 2024	For the Year Ended April 30,
			2025	2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$159,151	$160,101	$(87,623)	$(18,987)
Net realized gain (loss)	(1,205)	(95,329)	(545,683)	1,784,590
Net change in net unrealized appreciation (depreciation)	530,258	(72,622)	1,867,706	5,096,406
Net increase (decrease) in net assets resulting from operations	688,204	(7,850)	1,234,400	6,862,009
Distributions to Shareholders	(168,574)	(135,174)	(1,256,088)	(2,587)

Capital Share Transactions
Proceeds from shares created	—	4,980,108	92,098,779	1,606,997
Cost of shares redeemed	—	—	(15,480,719)	—
Net increase from capital share transactions	—	4,980,108	76,618,060	1,606,997
Total increase in net assets	519,630	4,837,084	76,596,372	8,466,419

Net Assets
Beginning of period	4,837,084	—	27,118,796	18,652,377
End of period	$5,356,714	$4,837,084	$103,715,168	$27,118,796

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,000	—	690,000	650,000
Shares created	—	200,000	2,030,000	40,000
Shares redeemed	—	—	(360,000)	—
Shares outstanding, end of period	200,000	200,000	2,360,000	690,000

*Commencement of operations.

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Winslow Focused Large Cap Growth ETF
	For the Year Ended April 30,
	2025	2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(18,367)	$4,011
Net realized gain	1,544,653	629,708
Net change in net unrealized appreciation (depreciation)	(227,263)	1,671,620
Net increase in net assets resulting from operations	1,299,023	2,305,339
Distributions to Shareholders	(560,113)	(75,766)

Capital Share Transactions
Proceeds from shares created	5,962,407	391,770
Cost of shares redeemed	(4,939,927)	—
Net increase from capital share transactions	1,022,480	391,770
Total increase in net assets	1,761,390	2,621,343

Net Assets
Beginning of year	8,803,017	6,181,674
End of year	$10,564,407	$8,803,017

Changes in Shares Outstanding
Shares outstanding, beginning of year	220,000	210,000
Shares created	130,000	10,000
Shares redeemed	(110,000)	—
Shares outstanding, end of year	240,000	220,000

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Core Plus Bond ETF
	For the Year Ended April 30,			For the Period June 29, 2021(a) to April 30, 2022
	2025	2024	2023

Net asset value, beginning of period	$20.44	$21.28	$22.35	$25.00

Income from Investment Operations
Net investment income(b)	1.12	1.07	0.86	0.40
Net realized and unrealized gain (loss)	0.72	(0.85)	(1.16)	(2.70)
Net increase (decrease) in net assets resulting from investment operations	1.84	0.22	(0.30)	(2.30)

Distributions from:
Net investment income	(1.23)	(1.06)	(0.77)	(0.32)
Net realized gain	—	—	—	(0.03)
Total distributions from net investment income and realized gains	(1.23)	(1.06)	(0.77)	(0.35)
Net asset value, end of period	$21.05	$20.44	$21.28	$22.35
Market price, end of period	$21.02	$20.48	$21.24	$22.38

Total Return
Total investment return based on net asset value(c)	9.16%	1.14%	(1.31)%	(9.31)%
Total investment return based on market price(d)	8.79%	1.49%	(1.59)%	(9.21	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$281,059	$213,605	$242,543	$148,625
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.39%	0.39%	0.39%	0.39	%(f)
Expenses excluding waivers/reimbursements	0.50%	0.49%	0.50%	0.64	%(f)
Net investment income	5.31%	5.18%	4.06%	2.00	%(f)
Portfolio turnover rate(g)	231%	121%	212%	333%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay High Income ETF
	For the Year Ended April 30,			For the Period October 25, 2022(a) to April 30, 2023
	2025	2024

Net asset value, beginning of period	$26.01	$25.98		$25.00

Income from Investment Operations
Net investment income(b)	1.90	2.01		0.99
Net realized and unrealized gain (loss)	0.18	(0.11	)(c)	0.77
Net increase (decrease) in net assets resulting from investment operations	2.08	1.90		1.76

Distributions from:
Net investment income	(2.10)	(1.85)		(0.78)
Net realized gain	(0.35)	(0.02)		—
Total distributions from net investment income and realized gains	(2.45)	(1.87)		(0.78)
Net asset value, end of period	$25.64	$26.01		$25.98
Market price, end of period	$25.64	$26.05		$26.03

Total Return
Total investment return based on net asset value(d)	8.22%	7.55%		7.12%
Total investment return based on market price(e)	8.02%	7.53%		7.29	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$59,617	$83,218		$25,985
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.40%	0.40%		0.40	%(g)
Expenses excluding waivers/reimbursements	0.60%	0.57%		0.81	%(g)
Net investment income	7.20%	7.83%		7.48	%(g)
Portfolio turnover rate(h)	61%	59%		30%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)Annualized. Certain expenses are not annualized and reflects the period presented.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Securitized Income ETF
	For the Period May 31, 2024(a) to April 30, 2025
Net asset value, beginning of period	$25.07

Income from Investment Operations
Net investment income(b)	1.33
Net realized and unrealized gain (loss)	0.89
Net increase (decrease) in net assets resulting from investment operations	2.22

Distributions from:
Net investment income	(1.25)
Net realized gain	(0.05)
Total distributions from net investment income and realized gains	(1.30)
Net asset value, end of period	$25.99
Market price, end of period	$25.98

Total Return
Total investment return based on net asset value(c)	9.00%
Total investment return based on market price(d)	8.97	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149,776
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.40	%(f)
Expenses excluding waivers/reimbursements	0.53	%(f)
Net investment income	5.62	%(f)
Portfolio turnover rate(g)	150%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Muni Insured ETF
	For the Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$23.88	$24.29	$24.66	$27.51	$25.89

Income from Investment Operations
Net investment income(a)	0.92	0.90	0.74	0.36	0.38
Net realized and unrealized gain (loss)	(0.48)	(0.38)	(0.32)	(2.71)	1.76
Net increase (decrease) in net assets resulting from investment operations	0.44	0.52	0.42	(2.35)	2.14

Distributions from:
Net investment income	(1.01)	(0.93)	(0.79)	(0.49)	(0.52)
Net realized gain	—	—	—	(0.01)	—
Total distributions from net investment income and realized gains	(1.01)	(0.93)	(0.79)	(0.50)	(0.52)
Net asset value, end of year	$23.31	$23.88	$24.29	$24.66	$27.51
Market price, end of year	$23.35	$23.88	$24.33	$24.65	$27.54

Total Return
Total investment return based on net asset value(b)	1.79%	2.21%	1.74%	(8.70)%	8.32%
Total investment return based on market price(c)	1.97%	2.03%	2.00%	(8.85)%	7.97%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$456,813	$458,470	$363,076	$365,028	$444,327
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses excluding waivers/reimbursements	0.47%	0.47%	0.50%	0.49%	0.51%
Net investment income	3.82%	3.77%	3.08%	1.31%	1.40%
Portfolio turnover rate(d)	25%	45%	136%	80%	36%

 (a)Based on average shares outstanding.

(b)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)The market price total investment returns are calculated using the mean between the last bid and ask prices.

(d)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Muni Intermediate ETF
	For the Year Ended April 30,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$24.08	$24.45	$24.47		$26.82	$25.22

Income from Investment Operations
Net investment income(a)	0.87	0.81	0.63		0.28	0.47
Net realized and unrealized gain (loss)	(0.28)	(0.30)	0.00	(b)(c)	(2.16)	1.73
Net increase (decrease) in net assets resulting from investment operations	0.59	0.51	0.63		(1.88)	2.20

Distributions from:
Net investment income	(0.96)	(0.88)	(0.65)		(0.39)	(0.58)
Net realized gain	—	—	—		(0.08)	(0.02)
Total distributions from net investment income and realized gains	(0.96)	(0.88)	(0.65)		(0.47)	(0.60)
Net asset value, end of year	$23.71	$24.08	$24.45		$24.47	$26.82
Market price, end of year	$23.75	$24.08	$24.49		$24.47	$26.84

Total Return
Total investment return based on net asset value(d)	2.45%	2.09%	2.66%		(7.13)%	8.80%
Total investment return based on market price(e)	2.62%	1.96%	2.80%		(7.19)%	8.90%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$829,705	$651,265	$414,502		$229,984	$124,700
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.30%	0.30%	0.30%		0.30%	0.30%
Expenses excluding waivers/reimbursements	0.48%	0.47%	0.50%		0.51%	0.57%
Net investment income	3.59%	3.38%	2.59%		1.05%	1.78%
Portfolio turnover rate(f)	42%	26%	64%		74%	43%

(a)Based on average shares outstanding.

(b)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay California Muni Intermediate ETF
	For the Year Ended April 30,			For the Period December 21, 2021(a) to April 30, 2022
	2025	2024	2023

Net asset value, beginning of period	$21.42	$21.63	$21.78	$25.00

Income from Investment Operations
Net investment income(b)	0.77	0.72	0.62	0.13
Net realized and unrealized gain (loss)	(0.27)	(0.14)	(0.12)	(3.18)
Net increase (decrease) in net assets resulting from investment operations	0.50	0.58	0.50	(3.05)

Distributions from:
Net investment income	(0.83)	(0.79)	(0.65)	(0.17)
Net asset value, end of period	$21.09	$21.42	$21.63	$21.78
Market price, end of period	$21.14	$21.43	$21.65	$21.80

Total Return
Total investment return based on net asset value(c)	2.35%	2.73%	2.28%	(12.25)%
Total investment return based on market price (d)	2.55%	2.72%	2.33%	(12.17	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,360	$25,703	$50,823	$43,566
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.35%	0.35%	0.35%	0.35	%(f)
Expenses excluding waivers/reimbursements	0.69%	0.83%	0.69%	0.73	%(f)
Net investment income	3.57%	3.34%	2.86%	1.54	%(f)
Portfolio turnover rate(g)	89%	73%	98%	86%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI CBRE Real Assets ETF
	For the Year Ended April 30, 2025	For the Period May 10, 2023(a) to April 30, 2024

Net asset value, beginning of period	$24.19	$24.90

Income from Investment Operations
Net investment income(b)	0.80	0.80
Net realized and unrealized gain (loss)	2.63	(0.83)
Net increase (decrease) in net assets resulting from investment operations	3.43	(0.03)

Distributions from:
Net investment income	(0.84)	(0.68)
Net asset value, end of period	$26.78	$24.19
Market price, end of period	$26.79	$24.18

Total Return
Total investment return based on net asset value(c)	14.42%	(0.16)%
Total investment return based on market price(d)	14.45%	(0.18	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,357	$4,837
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.65%	0.65	%(f)
Expenses excluding waivers/reimbursements	1.92%	2.03	%(f)
Net investment income	3.04%	3.43	%(f)
Portfolio turnover rate(g)	92%	68%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Winslow Large Cap Growth ETF
	For the Year Ended April 30,			For the Period June 23, 2022(a) to April 30, 2023
	2025	2024

Net asset value, beginning of period	$39.30	$28.70		$25.00

Income from Investment Operations
Net investment income (loss)(b)	(0.05)	(0.03)		0.02
Net realized and unrealized gain (loss)	5.33	10.63		3.69
Net increase (decrease) in net assets resulting from investment operations	5.28	10.60		3.71

Distributions from:
Net investment income	—	(0.00	)(c)	(0.01)
Net realized gain	(0.63)	—		—
Total distributions from net investment income and realized gains	(0.63)	(0.00	)(c)	(0.01)
Net asset value, end of period	$43.95	$39.30		$28.70
Market price, end of period	$43.87	$39.32		$28.70

Total Return
Total investment return based on net asset value(d)	13.29%	36.94%		14.89%
Total investment return based on market price (e)	13.04%	37.02%		14.85	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$103,715	$27,119		$18,652
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.60%	0.60%		0.60	%(g)
Expenses excluding waivers/reimbursements	0.85%	1.13%		1.32	%(g)
Net investment income (loss)	(0.12)%	(0.08)%		0.09	%(g)
Portfolio turnover rate(h)	92%	70%		77%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)Annualized. Certain expenses are not annualized and reflects the period presented.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Winslow Focused Large Cap Growth ETF
	For the Year Ended April 30,		For the Period June 23, 2022(a) to April 30, 2023
	2025	2024

Net asset value, beginning of period	$40.01	$29.44	$24.93

Income from Investment Operations
Net investment income (loss)(b)	(0.08)	0.02	0.02
Net realized and unrealized gain (loss)	6.64	10.91	4.50
Net increase (decrease) in net assets resulting from investment operations	6.56	10.93	4.52

Distributions from:
Net investment income	(0.01)	(0.02)	(0.01)
Net realized gain	(2.54)	(0.34)	—
Total distributions from net investment income and realized gains	(2.55)	(0.36)	—
Net asset value, end of period	$44.02	$40.01	$29.44
Market price, end of period	$43.93	$40.02	$29.43

Total Return
Total investment return based on net asset value(c)	15.92%	37.31%	18.12%
Total investment return based on market price(d)	15.66%	37.36%	18.11	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,564	$8,803	$6,182
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.65%	0.65%	0.65	%(f)
Expenses excluding waivers/reimbursements	1.20%	1.45%	1.98	%(f)
Net investment income (loss)	(0.18)%	0.05%	0.09	%(f)
Portfolio turnover rate(g)	50%	65%	29%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized. Certain expenses are not annualized and reflects the period presented.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Notes to Financial Statements

April 30, 2025

1. ORGANIZATION

New York Life Investments Active ETF Trust (the “Trust”) (formally known as IndexIQ Active ETF Trust) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of nine operational funds (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).

Fund	Diversification Policy	Commencement of Operations Date
NYLI MacKay Core Plus Bond ETF	Diversified	June 29, 2021
NYLI MacKay High Income ETF	Diversified	October 25, 2022
NYLI MacKay Securitized Income ETF	Diversified	May 31, 2024
NYLI MacKay Muni Insured ETF	Diversified	October 18, 2017
NYLI MacKay Muni Intermediate ETF	Diversified	October 18, 2017
NYLI MacKay California Muni Intermediate ETF	Diversified	December 21, 2021
NYLI CBRE Real Assets ETF	Diversified	May 10, 2023
NYLI Winslow Large Cap Growth ETF	Non-diversified	June 23, 2022
NYLI Winslow Focused Large Cap Growth ETF	Non-diversified	June 23, 2022

The NYLI MacKay Securitized Income ETF commenced operations on May 31, 2024, following the conversion of a separately managed account (the “Predecessor Account”), originally established on October 1, 2019. As part of the conversion, the Predecessor Account transferred substantially all of its assets to the Fund. The Fund has adopted the performance history of the Predecessor Account and maintains investment objectives, policies, and restrictions that are materially identical. The conversion was executed through an in-kind contribution at fair value, consisting of $693,497 in cash, $71,621 in interest income, and $24,638,022 in securities, as of May 30, 2024. The cost basis of the securities contributed in-kind were recorded at fair value as of May 30, 2024. This transaction resulted in the creation of 1,013,087 shares at a net asset value of $25.07 per share, totaling $25,403,140 in creation units. All costs associated with the conversion were covered by the Advisor. MacKay Shields LLC (“MacKay”), the Fund's Subadvisor, also served as the manager of the Predecessor Account.

MacKay is the sub-advisor to NYLI MacKay Core Plus Bond ETF, NYLI MacKay High Income ETF, NYLI MacKay Securitized Income ETF, NYLI MacKay Muni Insured ETF, NYLI MacKay Muni Intermediate ETF, and NYLI MacKay California Muni Intermediate ETF, CBRE Investment Management Listed Real Assets LLC is the sub-advisor to NYLI CBRE Real Assets ETF, and Winslow Capital Management, LLC is the sub-advisor for NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF (collectively, the “Sub-Advisors” and each, a “Sub-Advisor”).

The investment objective of each Fund is:

Fund	Investment Objective
NYLI MacKay Core Plus Bond ETF	Seeks total return[1].
NYLI MacKay High Income ETF	Seeks to maximize current income[2].
NYLI MacKay Securitized Income ETF	Seeks total return with an emphasis on current income.
NYLI MacKay Muni Insured ETF	Seeks current income exempt from federal income tax.
NYLI MacKay Muni Intermediate ETF	Seeks current income exempt from federal income tax.

Notes to Financial Statements (continued)

April 30, 2025

Fund	Investment Objective
NYLI MacKay California Muni Intermediate ETF	Seeks current income exempt from federal and California income taxes.
NYLI CBRE Real Assets ETF	Seeks total return through capital growth and current income.
NYLI Winslow Large Cap Growth ETF	Seeks long-term growth of capital.
NYLI Winslow Focused Large Cap Growth ETF	Seeks long-term growth of capital.

1The Fund’s investment objective changed effective December 4, 2024.

2The Fund's investment objective changed effective February 14, 2025.

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the “Committee”) acts as the Funds’ chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that each Fund has a single operating segment based on the fact that the Committee monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy. The financial information provided to and reviewed by the Committee is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

New York Life Investment Management LLC (“NYLIM” or “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each

Notes to Financial Statements (continued)

April 30, 2025

Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) designated the Advisor as its Valuation Designee (the “Valuation Designee”). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Fund’s and the Valuation Designee’s policies and procedures (“Valuation Procedures”) govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources.

A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.

Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times. Futures contracts generally are valued at the settlement or closing price determined by the applicable exchange.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca, and the value of such securities used in computing a Fund’s NAV are generally determined as of such times.

If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, such investments are generally valued using the investment company’s NAV per share or public offering price. Those companies may also use fair value pricing under some circumstances.

When market quotations or prices are not readily available or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Valuation Designee, pursuant to the Valuation Procedures. The Valuation Procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Valuation Designee. The Valuation Designee may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Notes to Financial Statements (continued)

April 30, 2025

The NYLI MacKay Core Plus Bond ETF and NYLI MacKay High Income ETF sweeps uninvested cash balances into the BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class (“BlackRock Liquidity Fund”). The BlackRock Liquidity Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The NYLI MacKay Securitized Income ETF sweeps uninvested cash balances into the Dreyfus Treasury Obligation Cash Management Fund. The Dreyfus Treasury Obligation Cash Management Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in U.S. Treasury securities, repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by the U.S. by the U.S. government. The NYLI MacKay Muni Insured ETF, NYLI MacKay Muni Intermediate ETF and NYLI MacKay California Muni Intermediate ETF sweeps uninvested cash balances into the Dreyfus Government Cash Management Fund. The Dreyfus Government Cash Management Fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The NYLI CBRE Real Assets ETF sweeps uninvested cash balances into the BlackRock Liquidity FedFund. The BlackRock Liquidity FedFund seeks current income as is consistent with liquidity and stability of principal. The NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF sweep uninvested cash balances into the Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class (“Dreyfus Institutional Preferred”). The Dreyfus Institutional Preferred seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Under normal conditions, the Funds invests cash collateral from securities lending activities into Dreyfus Government Cash Management Fund, Institutional Shares (“Dreyfus Government Fund”). The Dreyfus Government Fund has no redemption restrictions and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor

Notes to Financial Statements (continued)

April 30, 2025

may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information, such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2025, is disclosed at the end of each Fund’s Schedule of Investments.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.

The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Notes to Financial Statements (continued)

April 30, 2025

Foreign Taxes

The Funds may be subject to foreign withholding taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes expected and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Whether or when a Fund will receive a withholding tax refund is subject to a determination by the tax authorities of each country in which the Fund has an open receivable. The Funds regularly evaluate the probability of recovering each accrued withholding tax. If the likelihood of recovery decreases accruals in the Funds’ net asset value for such refunds may be written down partially or in full, which will adversely affect the Funds’ net asset value.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the year ended April 30, 2025, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Dividends and Distributions to Shareholders

Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as “Short-Term Investments” in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date net of any foreign tax withheld at the source. Interest income is accrued daily as earned using the effective interest rate method. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly, except for the NYLI CBRE Real Assets ETF, NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF, which are distributed

Notes to Financial Statements (continued)

April 30, 2025

annually and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which the Funds invest are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Loan Assignments, Participations and Commitments

Certain Funds may invest in loan assignments and participations (“loans”). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate (“SOFR”) or an alternative reference rate.

The loans in which the Funds may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Funds purchase an assignment from a lender, the Funds will generally have direct contractual rights against the borrower in favor of the lender. If the Funds purchase a participation interest either from a lender or a participant, the Funds typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Funds are subject to the credit risk of the lender or participant who sold the participation interest to the Funds, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Securities Lending

The Bank of New York Mellon (“BNY Mellon”) serves as the securities lending agent for NYLI MacKay Core Plus Bond ETF, NYLI MacKay High Income ETF, NYLI MacKay Securitized Income ETF, NYLI CBRE Real Assets ETF, NYLI Winslow Large Cap Growth ETF and the NYLI Winslow Focused Large Cap Growth ETF. These Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Fund’s securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest

Notes to Financial Statements (continued)

April 30, 2025

the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy each Fund’s obligation to return the full amount owed to such Borrower.

In accordance with the securities lending agreement between the Funds and BNY Mellon, the Funds will be indemnified by BNY Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of April 30, 2025, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
NYLI MacKay Core Plus Bond ETF	$871,050	$132,196	$276,547	$7,572,963	$8,852,756
NYLI MacKay High Income ETF	2,410,318	39,043	90,424	662,375	3,202,160
NYLI CBRE Real Assets ETF	29,108	269	424	55,502	85,303

The collateral amount presented is in excess of the securities on loan.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust, and is an indirect wholly-owned subsidiary of New York Life Insurance Company. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable), subject to the supervision of the Board. The Advisor is responsible for the Sub-Advisors and their management of the investment portfolios of each of the Funds.

The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.

Fund	Rate
NYLI MacKay Core Plus Bond ETF*	0.35%
NYLI MacKay High Income ETF	0.40%
NYLI MacKay Securitized Income ETF	0.40%
NYLI MacKay Muni Insured ETF	0.40%

Notes to Financial Statements (continued)

April 30, 2025

Fund	Rate
NYLI MacKay Muni Intermediate ETF	0.40%
NYLI MacKay California Muni Intermediate ETF	0.45%
NYLI CBRE Real Assets ETF	0.65%
NYLI Winslow Large Cap Growth ETF**	0.75%
NYLI Winslow Focused Large Cap Growth ETF**	0.75%

* Prior to March 31, 2025, the advisory fee was 0.39%.

** The advisory fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion. During the year ended April 30, 2025, the effective advisory fee rate was 0.75% of the Funds average daily net assets, exclusive of any applicable waivers/reimbursements.

The Advisor has entered into an Expense Limitation Agreement with each Fund under which it has contractually agreed to waive a portion of its management fee and/or reimburse expenses of each Fund in an amount that limits each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of each Fund as follows:

Fund	Rate
NYLI MacKay Core Plus Bond ETF*	0.35%
NYLI MacKay High Income ETF	0.40%
NYLI MacKay Securitized Income ETF	0.40%
NYLI MacKay Muni Insured ETF	0.30%
NYLI MacKay Muni Intermediate ETF	0.30%
NYLI MacKay California Muni Intermediate ETF	0.35%
NYLI CBRE Real Assets ETF	0.65%
NYLI Winslow Large Cap Growth ETF	0.60%
NYLI Winslow Focused Large Cap Growth ETF	0.65%

*Prior to March 31, 2025, the Expense Limitation Agreement was 0.39%.

The Expense Limitation agreement will remain in effect permanently unless terminated by the Board of Trustees of the Funds.

As of April 30, 2025, the Advisor waived/reimbursed the following Fund expenses:

Fund	Waived/Reimbursed Expenses
NYLI MacKay Core Plus Bond ETF	$274,888
NYLI MacKay High Income ETF	125,858
NYLI MacKay Securitized Income ETF	164,041
NYLI MacKay Muni Insured ETF	831,831
NYLI MacKay Muni Intermediate ETF	1,299,599
NYLI MacKay California Muni Intermediate ETF	85,606
NYLI CBRE Real Assets ETF	66,438
NYLI Winslow Large Cap Growth ETF	184,584
NYLI Winslow Focused Large Cap Growth ETF	57,326

For the year ended April 30, 2025, there is no recoupment available.

Notes to Financial Statements (continued)

April 30, 2025

Investment Sub-Advisory Agreements

The Sub-Advisors are registered investment advisors and are responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board. Pursuant to the terms of the respective Sub-Advisory Agreements between the Advisor and the Sub-Advisors, the Subadvisor is compensated by the Advisor. To the extent that the Advisor has agreed to waive its management fee or reimburse expenses, the Subadvisor has agreed to waive or reimburse its fee proportionately.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Authorized Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is also responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in large blocks of shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Notes to Financial Statements (continued)

April 30, 2025

5. FEDERAL INCOME TAX

At April 30, 2025, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
NYLI MacKay Core Plus Bond ETF	$280,960,474	$3,958,656	$(4,294,909)	$(336,253)
NYLI MacKay High Income ETF	61,064,494	1,342,650	(955,348)	387,302
NYLI MacKay Securitized Income ETF	149,006,614	2,378,267	(963,596)	1,414,671
NYLI MacKay Muni Insured ETF	462,708,684	3,204,786	(9,627,825)	(6,423,039)
NYLI MacKay Muni Intermediate ETF	837,782,624	4,791,595	(10,012,932)	(5,221,337)
NYLI MacKay California Muni Intermediate ETF	29,381,076	340,277	(203,424)	136,853
NYLI CBRE Real Assets ETF	4,958,325	605,048	(174,127)	430,921
NYLI Winslow Large Cap Growth ETF	96,305,239	10,474,918	(3,005,946)	7,468,972
NYLI Winslow Focused Large Cap Growth ETF	8,369,332	2,525,407	(305,311)	2,220,096

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, securities contributed in-kind for NYLI Mackay Securitized Income ETF per the conversion and amortization of market premium at April 30, 2025.

At April 30, 2025, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Ordinary Income (Loss)[1]	Tax-Exempt Income (Loss)[2]	Net Capital Gain (Losses)[3]	Net Unrealized Appreciation/ Depreciation	Total Earnings (Losses)
NYLI MacKay Core Plus Bond ETF	$160,187	$—	$(18,328,843)	$(340,490)	$(18,509,146)
NYLI MacKay High Income ETF	36,394	—	334,379	387,302	758,075
NYLI MacKay Securitized Income ETF	616,861	—	188,289	1,414,671	2,219,821
NYLI MacKay Muni Insured ETF	202,086	(1,383,263)	(60,529,591)	(6,423,039)	(68,133,807)
NYLI MacKay Muni Intermediate ETF	—	(2,569,700)	(29,439,390)	(5,221,337)	(37,230,427)
NYLI MacKay California Muni Intermediate ETF	43,374	(49,397)	(7,543,212)	136,853	(7,412,382)
NYLI CBRE Real Assets ETF	6,238	—	(60,827)	431,195	376,606
NYLI Winslow Large Cap Growth ETF	(49,471)	—	(3,112,891)	7,468,972	4,306,610
NYLI Winslow Focused Large Cap Growth ETF	(7,756)	—	—	2,220,096	2,212,340

1Includes late year ordinary loss and Fund distributions payable, if any.

2Includes Fund distributions payable, if any.

3Amount includes the deferral of post October losses, if any.

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts, distributions payable, post October losses, and late year losses.

Notes to Financial Statements (continued)

April 30, 2025

At April 30, 2025, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:

Fund	Total distributable earnings/ (accumulated loss)	Paid-in Capital
NYLI MacKay Core Plus Bond ETF	$—	$—
NYLI MacKay High Income ETF	(230,239)	230,239
NYLI MacKay Securitized Income ETF	(85,924)	85,924
NYLI MacKay Muni Insured ETF	—	—
NYLI MacKay Muni Intermediate ETF	3,086	(3,086)
NYLI MacKay California Muni Intermediate ETF	—	—
NYLI CBRE Real Assets ETF	—	—
NYLI Winslow Large Cap Growth ETF	(3,990,651)	3,990,651
NYLI Winslow Focused Large Cap Growth ETF	(1,532,487)	1,532,487

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to capital share redemptions utilized as distributions for tax purposes and net operating loss.

The tax character of distributions paid during the years ended April 30, 2025 and 2024 were as follows:

	2025				2024
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
NYLI MacKay Core Plus Bond ETF	$14,265,396	$—	$—	$—	$11,825,574	$—	$—	$—
NYLI MacKay High Income ETF	5,716,306	—	254,122	—	5,752,440	—	—	—
NYLI MacKay Securitized Income ETF	7,202,664	—	103,848	—	N/A	N/A	N/A	N/A
NYLI MacKay Muni Insured ETF	505,736	19,765,897	—	—	226,171	15,988,729	—	—
NYLI MacKay Muni Intermediate ETF	1,248,846	28,104,027	—	—	219,568	19,579,561	—	—
NYLI MacKay California Muni Intermediate ETF	41,787	945,011	—	—	5,930	1,238,863	—	—
NYLI CBRE Real Assets ETF	168,574	—	—	—	135,174	—	—	—
NYLI Winslow Large Cap Growth ETF	432,785	—	823,303	—	2,587	—	—	—
NYLI Winslow Focused Large Cap Growth ETF	203,089	—	357,024	—	3,413	—	72,353	—

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2025, the Funds incurred and elected to defer to May 1, 2025 Post-October Losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
NYLI MacKay Core Plus Bond ETF	$—	$—	$—
NYLI MacKay High Income ETF	—	172,225	—
NYLI MacKay Securitized Income ETF	—	—	—
NYLI MacKay Muni Insured ETF	—	—	—
NYLI MacKay Muni Intermediate ETF	—	—	—
NYLI MacKay California Muni Intermediate ETF	—	—	—
NYLI CBRE Real Assets ETF	—	—	—
NYLI Winslow Large Cap Growth ETF	49,471	—	—
NYLI Winslow Focused Large Cap Growth ETF	7,756	—	—

Notes to Financial Statements (continued)

April 30, 2025

At April 30, 2025, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses.

Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards are as follows:

Fund	Utilized in Current Year	Short-Term With No Expiration	Long-Term With No Expiration
NYLI MacKay Core Plus Bond ETF	$—	$10,570,529	$7,758,314
NYLI MacKay High Income ETF	—	—	—
NYLI MacKay Securitized Income ETF	—	—	—
NYLI MacKay Muni Insured ETF	—	29,759,360	30,770,231
NYLI MacKay Muni Intermediate ETF	—	13,201,665	16,237,725
NYLI MacKay California Muni Intermediate ETF	—	7,331,681	211,531
NYLI CBRE Real Assets ETF	20,333	54,885	5,942
NYLI Winslow Large Cap Growth ETF	—	3,112,891	—
NYLI Winslow Focused Large Cap Growth ETF	—	—	—

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of April 30, 2025, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.

The following table reflects shares of a Fund beneficially owned by NYLIM or funds or accounts managed by NYLIM where such holdings exceed 5% of the shares of the Fund. As of April 30, 2025, NYLIM or funds, or accounts managed by NYLIM were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.

New York Life Investment Management LLC

Fund	% Ownership
NYLI MacKay Core Plus Bond ETF	96.3%
NYLI MacKay High Income ETF	91.6%
NYLI MacKay Securitized Income ETF	80.5%
NYLI MacKay California Muni Intermediate ETF	38.8%
NYLI CBRE Real Assets ETF	95.0%
NYLI Winslow Large Cap Growth ETF	92.5%
NYLI Winslow Focused Large Cap Growth ETF	83.3%

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the year ended April 30, 2025, are as follows:

Fund	Purchases	Sales	Purchases In-Kind		Sales In-Kind
NYLI MacKay Core Plus Bond ETF	$246,495,988	$205,778,986	$—		$—
NYLI MacKay High Income ETF	37,280,657	63,650,725	—		—
NYLI MacKay Securitized Income ETF	319,844,384	197,893,381	24,638,022	(a)	—
NYLI MacKay Muni Insured ETF	137,823,608	116,534,025	—		—

Notes to Financial Statements (continued)

April 30, 2025

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
NYLI MacKay Muni Intermediate ETF	$510,318,782	$311,655,932	$—	$—
NYLI MacKay California Muni Intermediate ETF	23,605,127	21,018,136	—	—
NYLI CBRE Real Assets ETF	4,826,750	4,840,147	—	—
NYLI Winslow Large Cap Growth ETF	66,691,655	66,330,462	86,226,875	11,759,706
NYLI Winslow Focused Large Cap Growth ETF	5,207,439	5,125,710	3,952,837	3,821,328

(a)This amount is from shares issued in connection with an in-kind contribution (See Note 1).

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

Certain Funds entered into futures contracts to help manage their duration and yield curve position while minimizing the exposure to wide bid/ask spreads in traditional bonds. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). A Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these transactions. Upon entering into a futures contract, a Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. A Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of a Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Futures may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objective. A Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a Fund, a Fund may not be entitled to the return of the entire margin owed to a Fund, potentially resulting in a loss. A Fund’s investment in futures contracts and other derivatives may increase the volatility of the Fund’s NAV and may result in a loss to the Fund. As of April 30, 2025, the open futures contracts for NYLI MacKay Core Plus Bond ETF and NYLI MacKay Securitized Income ETF are shown in the Schedule of Investments.

Notes to Financial Statements (continued)

April 30, 2025

Quantitative Disclosure of Derivative Holding

The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives	Interest Risk
NYLI MacKay Core Plus Bond ETF
Unrealized appreciation on futures contracts[1]	$130,958

NYLI MacKay Securitized Income ETF
Unrealized appreciation on futures contracts[1]	$832,965

Liability Derivatives	Interest Risk
NYLI MacKay Core Plus Bond ETF
Unrealized depreciation on futures contracts[1]	$176,256

NYLI MacKay Securitized Income ETF
Unrealized appreciation on futures contracts[1]	$17,569

1Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the year ended April 30, 2025, were as follows:

Interest Risk
NYLI MacKay Core Plus Bond ETF
Realized gain (loss)
Futures contracts	$(572,566)
Changes in unrealized appreciation (depreciation)
Futures contracts	$804,211

NYLI MacKay Securitized Income ETF
Realized gain (loss)
Futures contracts	$(31,468)
Changes in unrealized appreciation (depreciation)
Futures contracts	$815,396

For the year ended April 30, 2025, the monthly average notional value of the futures contracts held by the Fund were as follows:

	Average Notional Value
	NYLI MacKay Core Plus Bond ETF	NYLI MacKay Securitized Income ETF
Asset Derivatives
Futures contracts	$26,368,912	$31,777,359
Liability Derivatives
Futures contracts	14,385,086	(806,697)

Notes to Financial Statements (continued)

April 30, 2025

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

California State Specific Risk1

Investments in municipal bonds issued by, or on behalf of, the State of California, and its political subdivisions, agencies and instrumentalities, will be impacted by events in California that may affect the value of the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. Any deterioration of California’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in California.

Debt Securities Risk

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market risk, regulatory risk, price volatility and liquidity risk. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due, and may reduce the value of the debt investment, sometimes dramatically. Certain debt investments may be difficult to value, purchase, or sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Debt securities most frequently trade in institutional round lot size transactions. If a Fund purchases bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots, the odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

Derivatives Risk

Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.

Large Investment Risk

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if a Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

1 Applies to NYLI MacKay California Muni Intermediate ETF.

Notes to Financial Statements (continued)

April 30, 2025

Market Risk

Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund's value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Funds.

11. SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of the and for the year ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Advisor for the possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Report of Independent Registered Public Accounting Firm

April 30, 2025

To the Board of Trustees of New York Life Investments Active ETF Trust and Shareholders of each of the nine funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting New York Life Investments Active ETF Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

NYLI MacKay Core Plus Bond ETF(1)	NYLI MacKay California Muni Intermediate ETF(1)
NYLI MacKay High Income ETF(1)	NYLI Winslow Large Cap Growth ETF(1)
NYLI MacKay Muni Insured ETF(1)	NYLI Winslow Focused Large Cap Growth ETF(1)
NYLI MacKay Muni Intermediate ETF(1)	NYLI MacKay Securitized Income ETF(3)
NYLI CBRE Real Assets ETF(2)

(1)Statement of operations for the year ended April 30, 2025, and statement of changes in net assets for the years ended April 30, 2025 and 2024.

(2)Statement of operations for the year ended April 30, 2025, and statement of changes in net assets for the year ended April 30, 2025 and the period May 10, 2023 (commencement of operations) through April 30, 2024.

(3)Statement of operations and statement of changes in net assets for the period May 31, 2024 (commencement of operations) through April 30, 2025.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 29, 2025

We have served as the auditor of one or more investment companies in the New York Life Investments ETF Complex since 2015.

Supplemental Information (unaudited)

April 30, 2025

Federal Tax Status of Dividends Declared During the Tax Year

For Federal individual income tax purposes, certain dividends paid for the fiscal year ended April 30, 2025 are attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.

NYLI MacKay Municipal Insured ETF	96.75%
NYLI MacKay Municipal Intermediate ETF	95.83%
NYLI MacKay California Municipal Intermediate ETF .	91.04%

Qualified Dividend Income — Certain dividends paid by the fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended April 30, 2025 taxed at a maximum rate of 20% is as follows:

NYLI CBRE Real Assets ETF	58.04%
NYLI Winslow Large Cap Growth ETF	24.30%
NYLI Winslow Focused Large Cap Growth ETF	24.87%

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the year ended April 30, 2025 that qualifies for the dividends received deduction is as follows:

NYLI CBRE Real Assets ETF	23.36%
NYLI Winslow Large Cap Growth ETF	21.93%
NYLI Winslow Focused Large Cap Growth ETF	21.46%

In January 2026, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2025.

April 30, 2025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies

Included in the Statement of Operations within the Fund’s Financial Statements.

Board Review of Investment Advisory Agreements (unaudited)

April 30, 2025

Approval Relating to Annual Continuation of the Advisory Agreement and Sub-Advisory Agreements

The Board (the members of which are referred to as “Trustees”) met in person on March 27, 2025, to consider the approval of the continuation, for an additional year, of the Advisory Agreement with respect to the series of the Trust for which the agreement applies (the “Funds”). The Board noted that the Advisory Agreement was between the Trust and New York Life Investment Management LLC (the “Advisor”). In addition, the Board considered the continuation of the Sub-Advisory Agreement between the Advisor and MacKay Shields LLC (“MacKay”), with respect to the NYLI MacKay Muni Insured ETF, NYLI MacKay Muni Intermediate ETF, NYLI MacKay Core Plus Bond ETF, NYLI MacKay California Muni Intermediate ETF, NYLI MacKay High Income ETF, and NYLI MacKay Securitized Income ETF, the Sub-Advisory Agreement between the Advisor and CBRE Investment Management Listed Real Assets LLC (“CBRE”), with respect to the NYLI CBRE Real Assets ETF, and the Sub-Advisory Agreement between the Advisor and Winslow Capital Management, LLC (“Winslow”), with respect to the NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF (MacKay, CBRE and Winslow, collectively, the “Sub-Advisors” and each a “Sub-Advisor”).

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement with respect to the Funds, and from the Sub-Advisors and the Advisor relevant to the Board’s consideration of whether to approve the continuation of each Sub-Advisory Agreement as it relates to NYLI MacKay Muni Insured ETF, NYLI MacKay Muni Intermediate ETF, NYLI MacKay Core Plus Bond ETF, NYLI MacKay California Muni Intermediate ETF, NYLI MacKay High Income ETF, NYLI MacKay Securitized Income ETF, NYLI CBRE Real Assets ETF, NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF (each a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”). In connection with considering approval of the continuation of the Advisory Agreement and Sub-Advisory Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Independent Trustees, who provided assistance and advice. The consideration of the continuation of the Advisory Agreement and Sub-Advisory Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Advisor to the Funds and by MacKay, CBRE and Winslow with respect to the Sub-Advised Funds, and the fees charged by the Advisor and each Sub-Advisor; (2) information concerning the business and operations, compliance program and portfolio management teams of the Advisor and each Sub-Advisor; (3) the expense levels of each Fund; (4) the investment performance of the Funds; (5) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Trust, including expense limitation agreements and fee waiver agreements between the Advisor and the Funds; (6) the extent to which economies of scale would be realized as each Fund grows; (7) any “fall-out” benefits derived or to be derived by the Advisor or each Sub-Advisor from their relationships with the Trust; and (8) potential conflicts of interest. The Board considered that the Funds were actively managed exchange-traded funds (“ETFs”).

In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement; (2) a copy of each Sub-Advisory Agreement; (3) information about applicable expense limitation and fee waiver agreements; (4) information describing the Advisor, MacKay, CBRE and Winslow and the services provided thereby; (5) information regarding the respective compliance program and portfolio management teams of the Advisor and each Sub-Advisor; (6) copies of the Form ADV for each of the Advisor and each Sub-Advisor; (7) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (8) materials provided by each of the Advisor and each Sub-Advisor in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (9) a presentation by personnel of the Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses (including acquired fund fees and expenses, as applicable) of the Funds with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also

Board Review of Investment Advisory Agreements (unaudited) (continued)

April 30, 2025

considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and New York Life Investments ETF Trust.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1.The nature, extent and quality of the facilities and services provided by the Advisor and each Sub-Advisor. The Board reviewed the services that the Advisor and each Sub-Advisor provide to the respective Funds, noting that they had continually reviewed and overseen such services throughout the past year. The Board noted the responsibilities that the Advisor and the Sub-Advisors have as the investment advisor and sub-advisors to the respective Funds, as applicable, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, monitoring fund compliance with regulatory requirements and Fund objectives and policies, daily monitoring of the portfolio, overseeing Fund service providers, providing officers for the Funds, ongoing reporting to the Board, and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Advisor’s and each Sub-Advisor’s experience, resources, and strengths in managing ETFs and other investment mandates, including the Advisor’s management of the Funds and the funds of the New York Life Investments ETF Trust. The Board also considered the experience of each Sub-Advisor’s team in managing strategies and asset classes similar to the Sub-Advised Funds, and their tenure in managing the portfolios of the Sub-Advised Funds. The Board also noted and discussed with the Advisor the resources and additional support and personnel from its affiliates New York Life Insurance and Annuity Corporation, which resources enhance and support the work of the Advisor’s officers and staff. The Board also considered the tenure and experience of the personnel at the Advisor providing management and administrative services to the Funds. The Board also considered the Advisor’s marketing and distribution strategy, including the various services engaged by the Advisor in seeking to market and grow assets in the Funds.

Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Advisor’s and each Sub-Advisor’s ability to render such services based on its personnel, experience, operations, and resources.

2.Comparison of services provided and fees charged by the Advisor and each Sub-Advisor and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Advisor and each Sub-Advisor from their relationships with the respective Funds. The Board then compared both the services rendered and the fees paid with respect to the Funds pursuant to the Advisory Agreement and each Sub-Advisory Agreement to contracts of other registered investment advisors providing services to similar ETFs. The Board also considered that the Advisor is responsible for payment of the sub-advisory fee to the Sub-Advisors pursuant to each Sub-Advisory Agreement, and that shareholders of the Sub-Advised Funds do not directly pay the sub-advisory fee.

In particular, the Board compared each Fund’s advisory fee and expense ratio (including acquired fund fees and expenses, as applicable) to other investment companies considered to be in each such Fund’s peer group. The Advisor presented information on how peer groups were selected for the Funds and explained that, consistent with prior practice, peer groups were selected by the Advisor using an objective methodology.

The Board noted that certain Funds had peer groups of limited size and, in certain cases, with substantial differences in portfolio management and operational costs. The Board was presented with information describing the Funds’ performance and fees, with information relative to peer groups. The Board considered unique characteristics of certain Funds relative to peer groups, particularly where such Funds

Board Review of Investment Advisory Agreements (unaudited) (continued)

April 30, 2025

had fee or total expense ratios that diverged from the median levels of the applicable peer group. The Board also discussed price pressure in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Funds. The Board considered the level of each of the fees under the Advisory Agreement in the context of the services being provided.

Additionally, the Trustees considered that the Advisor had put in place expense limitation or fee waiver agreements whereby the Advisor reimburses expenses and/or waives fees to limit the impact above set thresholds of certain expenses on shareholders of the Funds. The Board noted that such expense limitation and fee waiver agreements were reflected in the peer group analysis provided by the Advisor. The Board further noted that the Advisor had put in place permanent expense limitation and/or fee waiver agreements for the Funds, which were subject to termination by the Board.

After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by the Advisor and each Sub-Advisor and the costs incurred by the Advisor and each Sub-Advisor in rendering those services, the Board concluded that the level of fees paid (or proposed to be paid) to the Advisor with respect to each Fund and to the Sub-Advisors with respect to each Sub-Advised Fund, is fair and reasonable.

3.The Advisor’s, MacKay’s, CBRE’s and Winslow’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with the Advisor the costs and profitability of the Advisor in connection with its serving as investment advisor to each Fund, including operational costs. The Board also discussed additional resources available to the Advisor as part of a larger organization, including the investment of financial and human resources into the Advisor and additional support to market and distribute the Funds.

The Board considered information regarding the strategy of the Advisor to grow assets in the Funds during the calendar year, including the marketing and distribution details that were provided in the Board materials. The Board reviewed the net asset levels of the Funds and the impact of both high and low asset levels on such Funds. The Advisor presented to the Board information on the operating profits on a year over year basis. The Board also considered the impact of future asset growth on the services required and fees paid to each Sub-Advisor, noting again that such fees were paid by the Advisor out of its management fees. The Board considered whether the continued operation of certain Funds that had not attracted significant assets under management would be profitable to the Advisor and determined to continue to review the asset levels of the Funds in relation to the Advisor’s profitability. The Board also noted the existence of the Expense Limitation Agreement, and its respective impact on costs to shareholders and profitability of the Advisor.

The Board concluded that the fees paid to the Advisor and the Sub-Advisors, respectively, were reasonable when considering the relative asset levels and profitability of the Funds to the Advisor.

4.Investment performance of the Funds. The Board considered the investment performance of the existing Funds. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Advisor and each Sub-Advisor in reaching such objectives. The Board considered each Fund’s investment performance compared to its benchmark and peer group. The Board considered that certain Funds had recently launched and had limited performance and operational history to consider.

The Board concluded that the investment performance of the Funds supported the approval of the Advisory Agreement and each Sub-Advisory Agreement.

Board Review of Investment Advisory Agreements (unaudited) (continued)

April 30, 2025

The Board agreed that it had been furnished with sufficient information, both at the meeting and in its ongoing oversight of the Funds, to make an informed business decision with respect to the Advisory Agreement for the Funds and, with respect to the Sub-Advised Funds, the Sub-Advisory Agreements. Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, the Independent Trustees concluded that the terms of the Advisory Agreement with the Advisor and the Sub-Advisory Agreements between the Advisor and each Sub-Advisor were reasonable and fair to the Funds and to recommend to the Board the approval of the Advisory Agreement and Sub-Advisory Agreements. As a result, all of the Board members, including the Independent Trustees, determined that the continuation of the Advisory Agreement with the Advisor and continuation of each Sub-Advisory Agreement was in the best interests of each applicable Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the continuation of the Advisory Agreement and Sub-Advisory Agreements for an additional one-year period.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

(b)	Please refer to Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable..

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New York Life Investments Active ETF Trust

By (Signature and Title)	/s/Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date July 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date July 8, 2025

By (Signature and Title)	/s/Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date July 8, 2025